                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4386

                            Van Kampen Tax Free Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN CALIFORNIA INSURED TAX FREE FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)



PAR
AMOUNT
(000)         DESCRIPTION                                               COUPON        MATURITY             VALUE

              CALIFORNIA MUNICIPAL BONDS    98.6%
       1,925  Alhambra, CA City Elem Sch Dist Cap Apprec Ser A
              (FSA Insd) (a)                                                *         09/01/20                 997,670
       1,000  Anaheim, CA Pub Fin Auth Rev Elec Sys Generation
              Ser B Rfdg (FSA Insd)                                       5.000       10/01/16               1,085,620
       2,000  Anaheim, CA Pub Fin Auth Tax Alloc Rev (Inverse
              Fltg) (MBIA Insd) (b)                                      10.470       12/28/18               2,413,720
       1,430  Bay Area Govt Assn CA Lease Rev Cap Proj Ser A
              (AMBAC Insd) (a)                                            5.250       07/01/17               1,577,276
       2,735  Bay Area Govt Assn CA Lease West Sacramento Ser A
              (XLCA Insd) (a)                                             5.000       09/01/29               2,883,948
       1,070  Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA
              Insd)                                                       5.250       08/01/24               1,177,439
       1,000  Bonita, CA Uni Sch Dist Election 2004 Ser A (MBIA
              Insd)                                                       5.000       08/01/28               1,071,980
       1,730  Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA
              Insd) (a)                                                   5.500       08/01/17               1,935,662
       1,850  Brea & Olinda, CA Uni Sch Dist Ser A Rfdg (FSA
              Insd) (a)                                                   5.500       08/01/18               2,069,928
         455  Calexico, CA Cmnty Redev Agy Tax Alloc Merged
              Cent Bus & Residential Ser C (AMBAC Insd)                   5.000       08/01/28                 487,173
       7,000  California Edl Fac Auth Rev Univ Of The Pacific
              (MBIA Insd)                                                 5.875       11/01/20               7,871,290
       2,000  California Infrastructure & Econ Dev Bk Rev Bay
              Area Toll Brdgs First Lien Ser A (FGIC Insd)                5.000       07/01/29               2,129,480
       1,050  California Spl Dist Assn Fin Corp Ctf Partn Pgm
              Ser DD (FSA Insd) (a)                                       5.625       01/01/27               1,108,369
       1,250  California St (FGIC Insd)                                   6.250       09/01/12               1,479,712
       2,385  California St (XLCA Insd) (a)                               6.250       09/01/12               2,806,644
       1,200  California St Dept Transn Ctf Ser A Rfdg (MBIA
              Insd)                                                       5.250       03/01/16               1,268,844
       2,000  California St Dept Vet Affairs Ser A (AMBAC Insd)           5.300       12/01/21               2,146,720
       1,000  California St Dept Wtr Res Pwr Ser A (AMBAC Insd)           5.500       05/01/16               1,126,230
       1,000  California St Dept Wtr Res Pwr Ser A (AMBAC Insd)           5.375       05/01/18               1,112,890
       2,500  California St Dept Wtr Res Pwr Supply Rev Rite
              Ser B (Inverse Fltg) (MBIA Insd) (Acquired
              9/8/03, Cost $2,676,175) (a) (b) (c)                        8.235       05/01/11               3,091,850
       2,500  California St Pub Wks Brd Lease Dept Corrections
              Ten Admin Ser A (AMBAC Insd)                                5.250       03/01/17               2,724,725
       4,125  California St Pub Wks Brd Lease Rev CA St Univ
              Ser A Rfdg (AMBAC Insd) (a)                                 5.500       10/01/14               4,348,822
       7,750  California St Rfdg (FGIC Insd)                              5.000       02/01/23               8,107,662
       1,000  California St Univ Rev & Colleges Systemwide Ser
              A (AMBAC Insd)                                              5.375       11/01/18               1,118,620
       1,000  Carson, CA Redev Agy Redev Proj Area No 1 Tax
              Alloc (MBIA Insd)                                           5.500       10/01/15               1,156,060
       2,000  Castaic Lake Wtr Agy CA Ctf Partn Wtr Sys Impt
              Proj Ser A Rfdg (MBIA Insd)                                 7.000       08/01/12               2,449,940
       3,000  Castaic Lake Wtr Agy CA Rev Ctf Partn Ser A (MBIA
              Insd)                                                       5.250       08/01/23               3,255,510
       2,350  Cerritos, CA Cmnty College Dist Rfdg (AMBAC Insd)           5.000       08/01/20               2,573,015
       1,415  Cerritos, CA Cmnty College Election 2004 Ser A
              (MBIA Insd)                                                 5.000       08/01/26               1,589,752
       1,735  Cerritos, CA Cmnty College Election 2004 Ser A
              (MBIA Insd)                                                 5.000       08/01/28               1,949,272
       1,205  Channel Islands Beach, CA Cmnty Svcs Dist Ctf
              Partn CA Spl Dist Fin Proj BB (FSA Insd) (a)                5.700       09/01/21               1,293,784
       1,160  Coachella, CA Fin Auth Tax Proj 1 & 2 Ser A Rfdg
              (XLCA Insd) (a)                                             5.250       12/01/30               1,255,317
       3,400  Contra Costa, CA Cmnty College Election 2002
              (MBIA Insd)                                                 5.000       08/01/29               3,639,394


       1,000  East Bay, CA Muni Util Dist Wtr Sys Rev (MBIA
              Insd)                                                       5.000       06/01/21               1,068,510
       1,280  Fillmore, CA Uni Sch Dist Election 2004 Ser A
              (FSA Insd)                                                  5.000       08/01/27               1,382,579
       1,300  Folsom Cordova, CA Uni Sch Dist Sch Fac Impt Dist
              No 2 Ser A (MBIA Insd)                                      5.375       10/01/17               1,452,035
       1,360  Folsom, CA Pub Fin Auth City Hall & Cmnty Ctr
              Rfdg (FSA Insd) (a)                                         5.000       10/01/16               1,482,237
       1,480  Fontana, CA Redev Agy Tax Alloc Dwntwn Redev Proj
              Rfdg (MBIA Insd)                                            5.000       09/01/21               1,573,995
         650  Fresno, CA Jt Pwrs Fin Auth Ser A (FSA Insd)                5.000       06/01/17                 704,411
         590  Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)          5.900       08/01/17                 715,747
         630  Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)          5.900       08/01/18                 767,806
         675  Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)          5.900       08/01/19                 826,247
         720  Fresno, CA Uni Sch Dist Ser C Rfdg (MBIA Insd) (a)          5.900       08/01/20                 886,284
       2,000  Glendale, CA Redev Agy Tax Ctr Glendale Redev
              Proj (MBIA Insd)                                            5.250       12/01/20               2,192,200
       2,425  Glendora, CA Pub Fin Auth Tax Alloc Proj No 1 Ser
              A (MBIA Insd)                                               5.000       09/01/24               2,577,678
       2,230  Hanford, CA High Sch Dist Election 1998 Ser C
              (MBIA Insd) (a)                                             5.700       08/01/28               2,555,669
       1,250  Hemet, CA Uni Sch Dist Ctf Partn Nutrition Ctr
              Proj (FSA Insd)                                             5.875       04/01/27               1,331,862
       2,500  Huntington Beach, CA High Election 2004 (FSA Insd)          5.000       08/01/26               2,681,900
       2,000  Imperial Irr Dist CA Ctf Partn Elec Sys Proj (FSA
              Insd)                                                       5.250       11/01/23               2,179,320
       1,950  Imperial Irr Dist CA Ctf Partn Wtr Sys Proj
              (AMBAC Insd) (a)                                            5.000       07/01/19               2,110,583
       2,000  Inglewood, CA Redev Agy Tax Alloc Merged Redev
              Proj Ser A Rfdg (AMBAC Insd)                                5.250       05/01/23               2,294,900
       1,715  Irvine, CA Pub Fac & Infrastructure Ser B (AMBAC
              Insd) (a)                                                   5.000       09/02/23               1,771,801
       2,000  La Canada, CA Uni Sch Dist Election 2004 Ser A
              (MBIA Insd)                                                 5.500       08/01/28               2,250,100
       2,000  La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)               5.250       09/01/24               2,199,080
       2,000  La Quinta, CA Fin Auth Loc Ser A (AMBAC Insd)               5.000       09/01/29               2,141,840
       2,000  La Quinta, CA Redev Agy Tax Alloc Redev Proj Area
              No 1 (AMBAC Insd)                                           5.000       09/01/22               2,149,760
       1,000  Livermore-Amador Vly Wtr Mgmt Agy CA Swr Rev Ser
              A (AMBAC Insd)                                              5.250       08/01/16               1,100,620
       1,000  Long Beach, CA Bd Fin Auth Lease Rev Rainbow
              Harbor Refin Proj Ser A (AMBAC Insd)                        5.250       05/01/24               1,074,750
       1,260  Long Beach, CA Bd Fin Auth Pub Lease Safety Fac
              Proj (AMBAC Insd) (a)                                       5.250       11/01/16               1,401,082
       1,545  Long Beach, CA Bd Fin Auth Pub Lease Safety Fac
              Proj (AMBAC Insd) (a)                                       5.250       11/01/20               1,692,347
       1,500  Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas
              Util Fin A 1 (AMBAC Insd)                                   5.000       08/01/35               1,583,250
       1,000  Los Angeles Cnty, CA Ctf Part Disney Pkg Proj
              Rfdg (AMBAC Insd)                                           4.750       03/01/23               1,023,630
       2,740  Los Angeles Cnty, CA Ctf Partn Antelope Vly
              Courthouse Ser A (AMBAC Insd)                               5.750       11/01/16               3,066,553
       1,000  Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
              Prop A First Tier Sr Ser C Rfdg (AMBAC Insd)                5.000       07/01/23               1,065,280
       1,235  Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
              Prop C Second Tier Sr Ser A Rfdg (FGIC Insd)                5.000       07/01/15               1,342,297
       1,000  Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev
              Prop C Second Tier Sr Ser A Rfdg (FGIC Insd)                5.000       07/01/16               1,085,720
       1,265  Los Angeles Cnty, CA Schs Regionalized Business
              Svcs Ctf Partn Cap Apprec Pooled Fin Ser A (AMBAC
              Insd)                                                         *         08/01/24                 525,709
       1,975  Los Angeles, CA Ctf Partn Real Ppty Pgm Ser T
              (MBIA Insd) (a)                                             5.000       02/01/19               2,105,370
       2,000  Los Angeles, CA Dept Wtr & Pwr Sys Ser C (MBIA
              Insd)                                                       5.000       07/01/26               2,136,700
       2,380  Los Angeles, CA Mtg Rev FHA Security 8 Asstd Proj
              Ser A Rfdg (MBIA Insd)                                      6.100       07/01/25               2,382,689
       1,375  Los Angeles, CA Spl Assmt Landscaping & Ltg Dist
              No 96 Ser 1 (AMBAC Insd) (a)                                5.000       03/01/21               1,457,610


       1,000  Lynwood, CA Uni Sch Dist 2002 Election Ser A (FSA
              Insd)                                                       5.000       08/01/27               1,066,690
       1,500  Modesto, CA Irr Dist Ctfs Partn Cap Impts Ser A
              (FSA Insd)                                                  5.250       07/01/18               1,645,545
       1,105  Monrovia, CA Fin Auth Lease Rev Hillside
              Wilderness Preserve (AMBAC Insd)                            5.000       12/01/20               1,198,096
       2,000  Montclair, CA Redev Agy Tax Redev Proj No V Rfdg
              (MBIA Insd)                                                 5.000       10/01/20               2,138,400
       1,000  Mount Pleasant, CA Elem Sch Dist 1998 Election
              Ser C (FSA Insd)                                            5.500       03/01/26               1,098,290
       1,570  Mountain View, CA Shoreline Tax Alloc Ser A (MBIA
              Insd) (a)                                                   5.250       08/01/16               1,728,225
       1,105  National City, CA Cmnty Dev Com Redev Proj Ser B
              Rfdg (AMBAC Insd)                                           5.250       08/01/32               1,208,793
       2,000  Natomas, CA Uni Sch Dist Rfdg (FGIC Insd)                   5.250       09/01/16               2,172,360
       1,250  North City West, CA Sch Fac Fin Auth Spl Tax Ser
              B Rfdg (FSA Insd)                                           5.750       09/01/15               1,317,450
       1,000  Novato, CA Uni Sch Dist (FSA Insd)                          5.000       08/01/28               1,071,980
       3,915  Oak Grove, CA Sch Dist 1995 Election (FGIC Insd)            5.250       08/01/25               4,227,378
       1,000  Oakland, CA Uni Sch Dist Alameda Cnty (FSA Insd)            5.000       08/01/17               1,061,380
       1,300  Oceanside, CA Ctf Part Ser A Rfdg (AMBAC Insd)              5.200       04/01/23               1,403,831
       1,930  Ontario, CA Redev Fin Auth Rev Proj No 1 Ctr City
              & Cimarron (MBIA Insd)                                      5.250       08/01/15               2,139,231
       3,025  Orange Cnty, CA Pub Fin Auth Lease Rev Juvenile
              Justice Ctr Fac Rfdg (AMBAC Insd)                           5.375       06/01/17               3,385,671
       5,000  Orange Cnty, CA Recovery Ctfs Partn Ser A (MBIA
              Insd)                                                       5.800       07/01/16               5,248,650
       1,145  Pacifica, CA Wastewtr Rev Rfdg (AMBAC Insd)                 5.000       10/01/25               1,226,810
       1,340  Palm Springs, CA Fin Lease Rev Convention Ctr
              Proj Ser A Rfdg (MBIA Insd)                                 5.250       11/01/19               1,487,360
       2,020  Pomona, CA Pub Fin Auth Rev Merged Redev Proj Ser
              AD (MBIA Insd) (a)                                          5.000       02/01/15               2,184,711
       1,110  Pomona, CA Pub Fin Auth Rev Merged Redev Proj Ser
              AD (MBIA Insd) (a)                                          5.000       02/01/16               1,199,344
       1,360  Port Hueneme, CA Ctf Partn Cap Impt Pgm Rfdg
              (MBIA Insd)                                                 6.000       04/01/19               1,662,505
       1,055  Poway, CA Redev Agy Tax Alloc Paguay Redev Proj
              (AMBAC Insd) (a)                                            5.375       06/15/20               1,162,083
       3,000  Rancho Cucamonga, CA Redev Agy Rancho Redev Proj
              (MBIA Insd)                                                 5.375       09/01/25               3,257,520
       1,680  Rancho, CA Wtr Dist Spl Tax Cmnty Fac Dist 883
              Ser A Rfdg (AMBAC Insd)                                     6.000       09/01/17               1,722,874
       1,000  Redding, CA Elec Sys Rev Ctf Part (Inverse
              Fltg)(Escrowed to Maturity) (MBIA Insd) (b)                10.191       07/01/22               1,485,620
       1,400  Redding, CA Redev Agy Tax Alloc Canby Hilltop
              Cypress Redev Ser A (MBIA Insd)                             5.000       09/01/23               1,515,430
       2,000  Rialto, CA Spl Tax Cmnty Fac Dist 87-1 Rfdg (FSA
              Insd)                                                       5.625       09/01/18               2,103,380
       3,775  Riverside Cnty, CA Ctf Part Historic Courthouse
              Proj (FGIC Insd) (a)                                        5.000       11/01/27               4,047,178
       2,160  Roseville, CA Jt Un High Sch Dist Election 2004
              Ser A (FGIC Insd) (a)                                       5.000       08/01/26               2,317,162
       1,310  Rowland, CA Uni Sch Dist Ser A (FSA Insd)                   5.500       09/01/20               1,481,492
       1,000  Sacramento, CA City Fin Auth Rev Cap Impt (AMBAC
              Insd)                                                       5.000       12/01/33               1,058,030
       1,500  San Diego Cnty, CA Ctf Part Edgemoor Proj & Regl
              Sys Rfdg (AMBAC Insd)                                       5.000       02/01/23               1,606,680
       1,500  San Francisco, CA City & Cnty Redev Fin Auth Tax
              Alloc San Francisco Redev Proj Ser A (FSA Insd)             5.000       08/01/15               1,574,970
       2,000  San Francisco, CA City & Cnty Second Ser Issue
              26B (FGIC Insd)                                             5.000       05/01/22               2,136,320
       1,000  San Jose, CA Arpt Rev Ser A Rfdg (FSA Insd)                 5.375       03/01/17               1,114,910
       2,675  San Jose, CA Fin Auth Lease Rev Convention Ctr
              Proj Ser F Rfdg (MBIA Insd)                                 5.000       09/01/17               2,904,301
       1,000  San Leandro, CA Ctf Part Lib & Fire Stations Fin
              (AMBAC Insd)                                                5.750       11/01/29               1,109,300
       1,000  San Leandro, CA Jt Proj Area Fin (MBIA Insd)                5.100       12/01/26               1,062,270
       1,460  San Marcos, CA Redev Agy Tax Alloc (FSA Insd)               5.375       08/01/25               1,583,370
       1,340  Sanger, CA Uni Sch Dist Ctfs Cap Impt Prog (FSA
              Insd) (a)                                                   5.000       03/01/25               1,409,278
       1,935  Santa Clarita, CA Cmnty College Dist Rfdg (AMBAC
              Insd) (a)                                                   5.000       08/01/21               2,108,492


       2,000  Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc Ser
              A Rfdg (MBIA Insd) (a)                                      5.375       09/01/20               2,179,360
       2,065  Santa Fe Springs, CA Cmnty Dev Comm Tax Alloc Ser
              A Rfdg (MBIA Insd)                                          5.375       09/01/21               2,250,189
       2,450  Santa Monica, CA Cmnty College Ser A Rfdg (AMBAC
              Insd) (a)                                                   5.250       02/01/23               2,675,278
       1,000  Shasta, CA Jt Pwrs Fin Auth Cnty Admin Bldg Proj
              Ser A (MBIA Insd)                                           5.250       04/01/22               1,086,380
       1,000  South Gate, CA Pub Fin Auth South Gate Redev Proj
              No 1 (XLCA Insd)                                            5.750       09/01/22               1,144,060
       1,195  Sweetwater, CA Auth Wtr Rev (FSA Insd)                      5.250       04/01/16               1,328,924
       2,150  Temecula, CA Redev Agy Tax Alloc Rev Temecula
              Redev Proj No 1 (MBIA Insd)                                 5.125       08/01/27               2,277,753
       1,000  University of CA Rev Multi Purp Proj Ser F (FGIC
              Insd)                                                       5.000       09/01/16               1,033,820
       1,000  University of CA Rev Multi Purp Proj Ser M (FGIC
              Insd)                                                       5.125       09/01/17               1,085,130
       1,000  University of CA Rev Resh Fac Ser E (AMBAC Insd)            5.000       09/01/19               1,080,290
       1,540  Vallejo City, CA Uni Sch Dist Ser A Rfdg (MBIA
              Insd)                                                       5.900       02/01/20               1,881,064
       2,000  Ventura Cnty, CA Ctf Partn Pub Fin Auth Ser I
              (FSA Insd)                                                  5.250       08/15/16               2,160,800
       1,545  Victor, CA Elem Sch Dist Rfdg (FGIC Insd) (a)               5.000       08/01/18               1,709,311

TOTAL LONG-TERM INVESTMENTS    98.6%
   (Cost $218,517,527)                                                                                     236,170,188

Short-Term Investment    0.3%
   (Cost $600,000)                                                                                             600,000
                                                                                                     -----------------

TOTAL INVESTMENTS    98.9%
   (Cost $219,117,527)                                                                                     236,770,188

OTHER ASSETS IN EXCESS OF LIABILITIES    1.1%                                                                2,710,078
                                                                                                     -----------------

NET ASSETS    100.0%                                                                                      $239,480,266
                                                                                                     =================


                 Percentages are calculated as a percentage of net assets.
 *               Zero coupon bond
(a)              The Fund owns 100% of the bond issuance.
(b)              An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate
                 multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate
                 declines, the coupon is increased. The price of these
                 securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the
                 Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value
                 reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.
(c)              These securities are restricted and may be resold only in
                 transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.3% of net assets.
AMBAC          - AMBAC Indemnity Corp.
FGIC           - Financial Guaranty Insurance Co.
FSA            - Financial Security Assurance Inc.
MBIA           - Municipal Bond Investors Assurance Corp.
XLCA           - XL Capital Assurance Inc.

VAN KAMPEN INSURED TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)


PAR
AMOUNT
(000)         DESCRIPTION                                    COUPON          MATURITY             VALUE
              MUNICIPAL BONDS 96.2%
              ALABAMA    1.5%
   $1,385     Alabama St Brd Ed Rev Calhoun Cmnty
              College (AMBAC Insd)                               5.000%      05/01/21        $       1,505,010
      600     Alabama St Brd Ed Rev Calhoun Cmnty
              College (AMBAC Insd)                               5.000       05/01/22                  649,632
    2,255     Alabama St Brd Ed Rev George C Wallace
              Cmnty College (AMBAC Insd) (a)                     5.250       07/01/23                2,496,849
    1,250     Alabama Wtr Pollution Ctl Auth (AMBAC
              Insd)                                              5.500       08/15/13                1,391,162
    2,145     Birmingham, AL Wtrwks & Swr Brd Ser A
              (FGIC Insd) (a)                                    5.000       01/01/21                2,310,337
    3,590     Clarke & Mobile Cnty AL Gas Dist Rev
              (AMBAC Insd) (a)                                   5.250       01/01/21                3,968,278
    3,120     Huntsville, AL Hlthcare Auth Ser A
              (MBIA Insd)                                        5.400       06/01/22                3,471,499
    2,500     Huntsville, AL Hlthcare Auth Ser A
              (MBIA Insd)                                        5.500       06/01/27                2,782,300
                                                                                            -------------------
                                                                                                    18,575,067
                                                                                            -------------------

              ALASKA    0.4%
    2,000     Alaska St Hsg Fin Corp Gen Hsg Ser A
              (FGIC Insd)                                        5.000       12/01/30                2,119,360
    1,000     Alaska St Hsg Fin Corp Gen Hsg Ser A
              (FGIC Insd)                                        5.250       12/01/41                1,077,730
    1,425     Anchorage, AK Wtr Rev Rfdg (AMBAC Insd)            6.000       09/01/19                1,600,018
                                                                                            -------------------
                                                                                                     4,797,108
                                                                                            -------------------

              ARIZONA    1.5%
    1,940     Arizona St Univ Ctf Part Resh
              Infrastructure Proj (AMBAC Insd)                   5.250       09/01/23                2,134,679
    1,225     Arizona St Univ Ctf Part Resh
              Infrastructure Proj (AMBAC Insd)                   5.250       09/01/24                1,345,944
    2,900     Arizona Tourism & Sports Auth Multi
              Purp Stad Fac Ser A (MBIA Insd)                    5.375       07/01/22                3,238,082
      755     Pima Cnty, AZ Indl Dev Auth Indl Rev
              Lease Oblig Irvington Proj Tucson Elec
              Pwr Co Ser A Rfdg (FSA Insd)                       7.250       07/15/10                  781,274
    1,875     Scottsdale, AZ Indl Dev Hosp
              Scottsdale Mem Hosp Ser A Rfdg (AMBAC
              Insd)                                              6.000       09/01/12                2,025,787
    1,750     Scottsdale, AZ Indl Dev Hosp
              Scottsdale Mem Hosp Ser A Rfdg (AMBAC
              Insd)                                              6.125       09/01/17                1,893,202
    1,000     University AZ Ctf Part Ser A (AMBAC
              Insd)                                              5.000       06/01/23                1,067,250
    1,000     University AZ Ctf Part Ser B (AMBAC
              Insd)                                              5.000       06/01/22                1,069,770
    1,060     University AZ Ctf Part Ser B (AMBAC
              Insd)                                              5.000       06/01/24                1,129,515
    1,000     University AZ Ctf Part Ser C (AMBAC
              Insd)                                              5.000       06/01/21                1,073,980
    1,885     University AZ Ctf Part Ser C (AMBAC
              Insd)                                              5.000       06/01/22                2,016,516
                                                                                            -------------------
                                                                                                    17,775,999
                                                                                            -------------------

              ARKANSAS    0.8%

    2,500     Arkansas St Dev Fin Auth Rev St Agy
              Fac Donaghey Plaza Proj (FSA Insd)                 5.000       06/01/29                2,657,950
    6,265     Little Rock, AR Sch Dist Ser B Rfdg
              (FSA Insd)                                         5.500       02/01/25                6,772,152
                                                                                            -------------------
                                                                                                     9,430,102
                                                                                            -------------------

              CALIFORNIA    14.0%
    4,000     Bay Area Govt Assn CA Rev Tax Alloc CA
              Redev Pool Ser A (XLCA Insd)                       5.250       09/01/35                4,315,080
    3,500     California Ed Fac Auth Rev Occidental
              College Ser A (MBIA Insd)                          5.000       10/01/36                3,744,650
   10,000     California St Dept Wtr Res Pwr Ser A
              (AMBAC Insd) (b)                                   5.500       05/01/16               11,262,300
    5,000     California St Dept Wtr Res Pwr Ser A
              (XLCA Insd)                                        5.375       05/01/17                5,551,650
    3,000     California St Pub Wks Brd UCLA
              Replacement Hosp Ser A (FSA Insd)                  5.375       10/01/20                3,295,890
    3,000     California St Pub Wks Brd UCLA
              Replacement Hosp Ser A (FSA Insd)                  5.000       10/01/22                3,188,040
    5,000     California Stwide Cmnty Depooled Fin
              Pg Ser 2004A (FSA Insd)                            5.250       10/01/24                5,484,300
    3,000     California Stwide Cmnty Pooled Fin Pg
              Ser 2004A (FSA Insd)                               5.000       10/01/29                3,207,180
    4,000     California Stwide Cmnty Pooled Fin Pg
              Ser 2004A (FSA Insd)                               5.250       10/01/34                4,329,240
    2,980     California Stwide Cmnty Pooled Fin Pg
              Ser 2004C (FSA Insd) (a)                           5.000       10/01/29                3,176,322
    7,430     Capistrano, CA Uni Sch Dist (FGIC
              Insd) (a)                                          5.000       09/01/25                8,029,304
    7,995     Capistrano, CA Uni Sch Dist (FGIC
              Insd) (a)                                          5.000       09/01/26                8,632,921
    8,600     Capistrano, CA Uni Sch Dist (FGIC
              Insd) (a)                                          5.000       09/01/27                9,293,676
    3,500     Capistrano, CA Uni Sch Dist (FGIC Insd)            5.000       09/01/29                3,776,220
      425     Earlimart, CA Elem Sch Dist Ser 1
              (AMBAC Insd)                                       6.700       08/01/21                  560,566
    3,105     El Dorado, CA Irr Dist Ctf Ser A (FGIC
              Insd)                                              5.000       03/01/21                3,315,581
      265     Golden West Sch Fin Auth CA Rev Ser A
              Rfdg (MBIA Insd) (a)                               5.750       08/01/19                  320,470
      690     Jurupa, CA Univ Sch Dist Election 2001
              (FGIC Insd)                                        5.000       08/01/26                  735,526
    1,190     Lancaster, CA Redev Agy Tax Alloc Comb
              Fire Prot Fac Proj Rfdg (XLCA Insd) (a)            5.250       12/01/18                1,315,093
    1,245     Lancaster, CA Redev Agy Tax Alloc Proj
              Areas Sheriffs Fac (XLCA Insd) (a)                 5.250       12/01/17                1,378,987
    1,375     Lancaster, CA Redev Agy Tax Alloc Proj
              Areas Sheriffs Fac (XLCA Insd) (a)                 5.250       12/01/19                1,513,847
    3,000     Long Beach, CA Bd Fin Auth Rev Redev
              Hsg & Gas Util Fin Ser A1 (AMBAC Insd)             5.000       08/01/40                3,143,730
    2,905     Modesto CA Wastewtr Rev Ser A Rfdg
              (FSA Insd) (a)                                     5.250       11/01/20                3,245,001
    2,165     North Monterey Cnty, CA Uni Sch Dist
              Election 2002 Ser B (FGIC Insd)                    4.750       08/01/29                2,253,873
    2,070     Pacifica, CA Wastewtr Rev Rfdg (AMBAC
              Insd) (a)                                          5.250       10/01/23                2,277,580
    5,000     Palm Springs, CA Fin Lease Rev
              Convention Ctr Proj Ser A (MBIA Insd)              5.500       11/01/29                5,670,600
    2,475     Poway, CA Ctf Part City Office Bldg
              Proj (AMBAC Insd)                                  5.000       01/01/23                2,625,010
    2,250     Riverside, CA Ctf Part (AMBAC Insd) (a)            5.000       09/01/23                2,396,475
    1,840     Rohnert Park, CA Swr Sys Rev Ctf Part
              Spl Term (AMBAC Insd)                              5.000       06/01/30                1,968,377


    3,200     Rohnert Park, CA Swr Sys Rev Ctf Part
              Spl Term (AMBAC Insd) (a)                          5.000       06/01/36                3,409,856
    6,235     Sacramento, CA City Fin Auth Rev Rfdg
              (FGIC Insd) (c)                                    5.000       12/01/21                6,781,248
    5,135     Sacramento, CA City Fin Auth Rev Rfdg
              (FGIC Insd) (c)                                    5.000       12/01/23                5,543,900
    3,770     San Diego Cnty, CA Ctf Part Edgemont
              Proj & Regl Sys Rfdg (AMBAC Insd) (a)              5.000       02/01/21                4,066,058
    9,085     San Jose, CA Arpt Rev Ser A Rfdg (FSA
              Insd)                                              5.375       03/01/18               10,128,957
    3,000     San Marcos, CA Pub Fac Auth Rev Sr Tax
              Increment Proj Area 3-A (AMBAC Insd)               5.000       10/01/34                3,162,300
    2,285     San Marcos, CA Pub Fac Auth Tax Alloc
              Rev Proj Areas No 2 & 3 (AMBAC Insd)               5.000       08/01/35                2,437,638
    1,500     San Marcos, CA Pub Fac Auth Tax Alloc
              Rev Proj Areas No 2 & 3 (AMBAC Insd)               5.000       08/01/38                1,609,095
    2,785     Santa Monica, CA Cmnty College Ser A
              Rfdg (AMBAC Insd)                                  5.000       02/01/27                2,961,653
    1,775     Sierra, CA Jt Cmnty College Impt Dist
              2 Westn Nevada Ser A (FGIC Insd) (a)               5.000       08/01/28                1,899,978
    1,960     Sierra, CA Jt Cmnty College Impt Dist
              2 Westn Nevada Ser A (FGIC Insd) (a)               5.000       08/01/29                2,098,004
    2,000     South Tahoe CA Jt Pwr Fin Redev Proj
              Area No 1 Ser A Rfdg (AMBAC Insd) (c)              5.000       10/01/35                2,122,640
    3,560     Southern CA Pub Pwr Auth Rev Proj Ser
              A Rfdg (FSA Insd) (a)                              5.000       01/01/19                3,902,543
    6,775     Sweetwater, CA Auth Wtr Rev (AMBAC
              Insd) (a)                                          4.500       04/01/22                6,927,708
    1,850     Vallejo City, CA Uni Sch Ser A Rfdg
              (MBIA Insd)                                        5.900       08/01/25                2,271,504
                                                                                            -------------------
                                                                                                   169,330,571
                                                                                            -------------------

              COLORADO    4.1%
    3,745     Colorado Ed & Cultural Fac Auth Rev
              Charter Sch Aurora Academy Sch Pj Ser
              A Rfdg (XLCA Insd) (a)                             5.250       02/15/34                4,056,472
    2,500     Colorado Ed & Cultural Fac Auth Rev
              Charter Sch Bromley Sch Pj Rfdg (XLCA
              Insd)                                              5.250       09/15/32                2,712,700
    1,000     Colorado Ed & Cultural Fac Auth Rev
              Charter Sch Woodrow Wilson Sch Pj Ser
              A Rfdg (XLCA Insd)                                 5.125       12/01/25                1,079,830
    1,000     Colorado Ed & Cultural Fac Auth Rev
              Charter Sch Woodrow Wilson Sch Pj Ser
              A Rfdg (XLCA Insd)                                 5.250       12/01/34                1,084,760
   11,850     Denver, CO City & Cnty Arpt Rev Ser A
              (MBIA Insd)                                        5.700       11/15/25               12,195,664
    2,505     Denver, CO City & Cnty Arpt Rev Ser B
              (XLCA Insd)                                        5.750       11/15/16                2,859,232
    4,310     Denver, CO City & Cnty Arpt Rev Ser B
              (XLCA Insd)                                        5.750       11/15/17                4,909,478
    4,305     Denver, CO City & Cnty Arpt Rev Ser B
              (XLCA Insd)                                        5.750       11/15/18                4,887,251
    5,145     Denver, CO City & Cnty Arpt Rev Ser B
              (XLCA Insd)                                        5.750       11/15/20                5,829,079
      915     Denver, CO Convention Ctr Sr Ser A
              (XLCA Insd)                                        5.000       12/01/17                  991,741
    2,000     Fremont Cnty, CO Ctf Part & Impt Ser A
              Rfdg (MBIA Insd)                                   5.250       12/15/26                2,175,620
    1,175     Thornton, CO Ctf Part (AMBAC Insd)                 5.375       12/01/19                1,311,735
    3,080     Thornton, CO Ctf Part (AMBAC Insd) (a)             5.375       12/01/21                3,397,240
    1,650     Thornton, CO Ctf Part (AMBAC Insd)                 5.375       12/01/22                1,819,950

                                                                                            -------------------
                                                                                                    49,310,752
                                                                                            -------------------

              DISTRICT OF COLUMBIA    0.3%
    1,000     District of Columbia Ctf Part Dist Pub
              Safety & Emergency (AMBAC Insd)                    5.500       01/01/19                1,110,640
    2,000     District of Columbia Ctf Part Dist Pub
              Safety & Emergency (AMBAC Insd)                    5.500       01/01/20                2,219,760
                                                                                            -------------------
                                                                                                     3,330,400
                                                                                            -------------------

              FLORIDA    7.0%
    1,000     Brevard Cnty, FL Sch Brd Ctf Part Ser
              A (AMBAC Insd)                                     5.400       07/01/12                1,130,010
      500     Dade Cnty, FL Aviation Rev Ser B (MBIA
              Insd)                                              5.600       10/01/26                  524,265
    1,000     Dade Cnty, FL Ed Fac Auth Rev
              Exchanged From Univ of Miami Ser B
              (MBIA Insd)                                        5.750       04/01/20                1,041,310
      750     Dade Cnty, FL Wtr & Swr Sys Rev (FGIC
              Insd)                                              5.375       10/01/16                  803,625
      140     Escambia Cnty, FL Hlth Fac Auth Rev
              (AMBAC Insd)                                       5.950       07/01/20                  141,581
    1,000     Escambia Cnty, FL Util Auth Util Sys
              Rev (FGIC Insd)                                    5.250       01/01/24                1,067,780
    1,000     Florida Intergovnmtl Fin Ser C1 (AMBAC
              Insd)                                              5.125       02/01/31                1,049,910
      575     Florida Muni Ln Council Rev Ser B
              (MBIA Insd)                                        5.750       11/01/14                  650,837
    1,185     Florida St Brd Ed Cap Outlay Pub Ed
              Ser C (FGIC Insd)                                  5.000       06/01/23                1,269,194
    1,250     Florida St Brd Ed Lottery Rev Ser A
              (FGIC Insd)                                        6.000       07/01/12                1,422,525
    1,000     Florida St Brd Ed Lottery Rev Ser A
              (FGIC Insd)                                        6.000       07/01/14                1,138,020
    2,750     Florida St Brd Ed Lottery Rev Ser B
              (FGIC Insd)                                        5.250       07/01/13                2,952,785
    2,000     Florida St Brd of Ed Cap Outlay Pub Ed
              Ser C (Prerefunded @ 6/01/10) (FGIC
              Insd)                                              5.750       06/01/29                2,265,260
      750     Florida St Brd of Regt Hsg Rev (MBIA
              Insd)                                              5.750       07/01/14                  844,537
    1,365     Florida St Correctional Privatization
              Commn Ctf Part (MBIA Insd)                         5.375       08/01/14                1,530,684
    1,750     Florida St Div Bd Fin Dept Gen Svc Rev
              Dept Environmental Prot Presvtn 2000
              Ser A (AMBAC Insd)                                 5.000       07/01/12                1,838,392
    1,500     Florida St Div Bd Fin Dept Gen Svc Rev
              Dept Environmental Prot Presvtn 2000
              Ser B (FSA Insd)                                   5.250       07/01/11                1,610,610
    1,340     Gulf Breeze, FL Rev Loc Govt (FGIC
              Insd) (d)                                          5.150       12/01/20                1,456,500
      500     Gulf Breeze, FL Rev Loc Govt (Variable
              Rate Coupon) (FGIC Insd)                           5.650       12/01/20                  544,240
    1,000     Indian River Cnty, FL Hosp Rev Rfdg
              (FSA Insd)                                         6.100       10/01/18                1,057,710
    1,750     Jea, FL Wtr & Swr Sys Rev Ser A (MBIA
              Insd)                                              5.375       10/01/30                1,816,343
    1,000     Key West, FL Util Brd Elec Rev Cap
              Apprec Ser D (Escrowed to Maturity)
              (AMBAC Insd)                                         *         10/01/13                  709,790
    1,000     Miami-Dade Cnty, FL Hlth Fac Miami
              Childrens Hosp Ser A Rfdg (AMBAC Insd)             5.125       08/15/26                1,063,610
    5,000     Miami-Dade Cnty, FL Spl Oblig Cap
              Apprec & Income Sub Ser A (MBIA Insd)
              (e)                                          0.000/5.000       10/01/30                3,476,900
    1,000     Orange Cnty, FL Sch Brd Ctf Ser A
              (AMBAC Insd)                                       5.250       08/01/14                1,118,240

    1,000     Orlando, FL Cmnty Redev Agy Tax Rep
              Drive Universal Blvd Rfdg (AMBAC Insd)             5.125       04/01/20                1,080,680
    3,680     Palm Beach Cnty, FL Sch Brd Ctf Ser A
              (AMBAC Insd)                                       5.000       08/01/18                3,998,173
      800     Palm Beach Cnty, FL Sch Brd Ctf Ser A
              (AMBAC Insd)                                       5.125       08/01/26                  852,888
    1,000     Palm Beach Cnty, FL Sch Brd Ctf Ser A
              (Prerefunded @ 8/01/11) (AMBAC Insd)               5.500       08/01/16                1,135,800
    2,000     Palm Beach Cnty, FL Sch Brd Ctf Ser A
              Rfdg (FSA Insd)                                    5.000       08/01/21                2,175,840
    1,500     Palm Beach Cnty, FL Sch Brd Ctf Ser A
              Rfdg (FSA Insd)                                    5.000       08/01/22                1,618,920
    4,000     Palm Beach Cnty, FL Sch Brd Ctf Ser C
              (FSA Insd)                                         5.000       08/01/21                4,277,680
    4,000     Palm Beach Cnty, FL Sch Brd Ctf Ser C
              (FSA Insd)                                         5.000       08/01/22                4,276,120
      750     Polk Cnty, FL Sch Brd Ctf Part Master
              Lease Ser A (FSA Insd)                             5.500       01/01/16                  832,875
    1,000     Port Saint Lucie, FL Spl Assmt Rev
              Util Svc Area No 3 & 4A (MBIA Insd)                5.000       10/01/18                1,065,600
    1,000     Reedy Creek, FL Impt Dist FL Ser 2
              Rfdg (Prerefunded @ 10/01/09) (MBIA
              Insd)                                              5.500       10/01/13                1,108,940
    1,505     Reedy Creek, FL Impt Dist FL Util Ser
              1 (AMBAC Insd)                                     5.000       10/01/24                1,628,500
    2,345     Reedy Creek, FL Impt Dist FL Util Ser
              1 (AMBAC Insd)                                     5.000       10/01/25                2,535,367
      535     Saint Johns Cnty, FL Indl Dev Auth
              Professional Golf Proj Rfdg (MBIA Insd)            5.250       09/01/12                  597,852
    1,000     Saint Lucie Cnty, FL Sch Brd Ctf Ser A
              (FSA Insd)                                         5.000       07/01/21                1,068,570
    3,245     Santa Rosa Bay Brdg Auth FL Rev Cap
              Apprec (MBIA Insd)                                   *         07/01/18                1,894,950
    4,000     Sunrise, FL Util Sys Rev Rfdg (AMBAC
              Insd)                                              5.200       10/01/22                4,546,840
   10,000     Tallahassee, FL Hlth Fac Rev
              Tallahassee Mem Regl Med Ser A Rfdg
              (MBIA Insd) (b)                                    6.625       12/01/13               10,231,200
    1,000     Village Ctr Cmnty Dev Dist FL Ser A
              (MBIA Insd)                                        5.200       11/01/25                1,083,360
    3,735     Volusia Cnty, FL Ed Fac Auth Rev Ed
              Fac Embry Riddle Ser B Rfdg (AMBAC
              Insd)                                              5.250       10/15/19                4,074,512
    1,000     Volusia Cnty, FL Ed Fac Auth Rev Ed
              Fac Embry Riddle Ser B Rfdg (AMBAC
              Insd)                                              5.250       10/15/22                1,079,810
      500     Volusia Cnty, FL Hlth Fac Auth Rev
              Hosp Fac Mem Hlth Impt & Rfdg (AMBAC
              Insd)                                              5.750       11/15/13                  510,835
                                                                                            -------------------
                                                                                                    84,199,970
                                                                                            -------------------

              GEORGIA    3.2%
    6,095     Albany Dougherty, GA Inner City Auth
              Rev Albany St Univ Student Hsg Ser A
              (XLCA Insd) (a) (c)                                5.000       07/01/25                6,492,455
    1,460     Athens, GA Hsg Auth Student East
              Campus Hsg Rfdg (AMBAC Insd)                       5.250       12/01/18                1,599,167
   14,530     Georgia Muni Elec Auth Pwr Rev 2005
              Ser Y (AMBAC Insd)                                 6.400       01/01/13               17,042,382
    9,445     Georgia Muni Elec Auth Pwr Rev 2005
              Ser Y (MBIA Insd)                                  6.500       01/01/17               11,558,035
      160     Georgia Muni Elec Auth Pwr Rev 2005
              Ser Y (Prerefunded @ 01/01/11) (AMBAC
              Insd)                                              6.400       01/01/13                  186,304
      145     Georgia Muni Elec Auth Pwr Rev 2005
              Ser Y (Prerefunded @ 01/01/14) (MBIA
              Insd)                                              6.500       01/01/17                  177,290

      860     Georgia Muni Elec Auth Pwr Rev Ser Y
              (Escrowed to Maturity) (AMBAC Insd)                6.400       01/01/13                1,005,572
      410     Georgia Muni Elec Auth Pwr Rev Ser Y
              (Escrowed to Maturity) (MBIA Insd)                 6.500       01/01/17                  500,790
                                                                                            -------------------
                                                                                                    38,561,995
                                                                                            -------------------

              ILLINOIS    12.8%
    1,715     Bolingbrook, IL Cap Apprec Ser C Rfdg
              (MBIA Insd)                                          *         01/01/19                  957,930
    2,845     Chicago, IL Brd Ed Cap Apprec Sch
              Reform B 1 (FGIC Insd)                               *         12/01/19                1,527,509
    1,500     Chicago, IL Brd Ed Cap Apprec Sch
              Reform Ser A (FGIC Insd)                             *         12/01/19                  805,365
    1,020     Chicago, IL Brd Ed Cap Apprec Sch
              Reform Ser A (FGIC Insd)                             *         12/01/25                  400,585
    2,000     Chicago, IL Lakefront Millenium Pkg
              Fac (MBIA Insd) (e)                              0/5.700       01/01/25                2,094,880
    2,000     Chicago, IL Lakefront Millenium Pkg
              Fac (MBIA Insd) (e)                              0/5.750       01/01/29                2,085,200
    5,925     Chicago, IL Midway Arpt Rev Second
              Lien Ser B Rfdg (AMBAC Insd) (a)                   5.000       01/01/21                6,358,058
    6,220     Chicago, IL Midway Arpt Rev Second
              Lien Ser B Rfdg (AMBAC Insd) (a)                   5.000       01/01/22                6,644,266
    1,000     Chicago, IL O'Hare Intl Arpt Rev Gen
              Arpt Third Lien Ser A Rfdg (MBIA Insd)             5.000       01/01/29                1,059,340
    2,840     Chicago, IL O'Hare Intl Arpt Rev Gen
              Arpt Third Lien Ser E Rfdg (CIFG Insd)
              (a)                                                5.250       01/01/21                3,094,805
    2,975     Chicago, IL O'Hare Intl Arpt Rev Gen
              Arpt Third Lien Ser E Rfdg (CIFG Insd)
              (a)                                                5.250       01/01/22                3,228,530
    3,120     Chicago, IL O'Hare Intl Arpt Rev Gen
              Arpt Third Lien Ser E Rfdg (CIFG Insd)             5.250       01/01/23                3,381,206
    2,780     Chicago, IL O'Hare Intl Arpt Rev Gen
              Arpt Third Lien Ser E Rfdg (CIFG Insd)             5.250       01/01/24                3,008,599
    5,000     Chicago, IL O'Hare Intl Arpt Rev Gen
              Arpt Third Lien Ser E Rfdg (CIFG Insd)             5.000       01/01/34                5,248,900
    8,750     Chicago, IL O'Hare Intl Arpt Rev Rols
              RR II 239-2 (Inverse Fltg) (Acquired
              08/18/03, Cost $9,366,460) (AMT) (FSA
              Insd) (f)                                          5.750       01/01/20               10,945,725
   10,000     Chicago, IL O'Hare Intl Arpt Rev Rols
              RR II 239-3 (Inverse Fltg) (Acquired
              08/18/03, Cost $10,625,027) (AMT) (FSA
              Insd) (a) (f)                                      5.750       01/01/21               12,448,200
    2,500     Chicago, IL Pk Dist Ser C (FGIC Insd)              5.500       01/01/19                2,769,300
   10,000     Chicago, IL Proj Ser A Rfdg (FGIC Insd)            5.375       01/01/34               10,711,900
    5,000     Chicago, IL Proj Ser A Rfdg (MBIA Insd)            5.500       01/01/38                5,480,000
    5,000     Chicago, IL Proj Ser A Rfdg (AMBAC
              Insd)                                              5.625       01/01/39                5,585,750
    1,000     Cicero, IL Tax Increment Ser A (XLCA
              Insd)                                              5.250       01/01/21                1,100,920
    1,000     Cook Cnty, IL Cmnty Cons Sch Dist No
              015 Palatine Cap Apprec (FSA Insd)                   *         12/01/10                  828,010
    1,505     Cook Cnty, IL Sch Dist No 100 Berwyn
              South (FSA Insd) (a)                               8.200       12/01/14                2,049,208
    1,775     Cook Cnty, IL Sch Dist No 100 Berwyn
              South (FSA Insd) (a)                               8.100       12/01/16                2,469,274
    2,605     Cook Cnty, IL Sch Dist No 122 Cap
              Apprec (FGIC Insd) (a)                               *         12/01/17                1,551,199
    2,995     Cook Cnty, IL Sch Dist No 122 Cap
              Apprec (FGIC Insd) (a)                               *         12/01/18                1,696,638
    4,210     Cook Cnty, IL Sch Dist No 122 Cap
              Apprec (FGIC Insd) (a)                               *         12/01/19                2,266,748

    4,050     Cook Cnty, IL Sch Dist No 122 Cap
              Apprec (FGIC Insd)                                   *         12/01/20                2,073,276
    3,000     Du Page Cnty, IL Cmnty High Sch (FSA
              Insd)                                              5.600       01/01/22                3,372,540
    2,000     Du Page Cnty, IL Cmnty High Sch Rfdg
              (FSA Insd)                                         5.000       12/01/17                2,197,620
    1,860     Grundy Kendall & Will Cntys (AMBAC
              Insd)                                              5.500       05/01/20                2,039,304
    1,180     Grundy Kendall & Will Cntys (AMBAC
              Insd)                                              5.500       05/01/21                1,293,752
    2,000     Illinois Dev Fin Auth Rev Sch Dist Pgm
              Rockford Sch 205 (FSA Insd)                        6.650       02/01/11                2,339,400
    5,025     Illinois Dev Fin Auth Rev Sch Dist Pgm
              Rockford Sch 205 (FSA Insd)                        6.650       02/01/12                5,319,063
    4,800     Illinois Fin Auth Rev Swedish American
              Hosp (AMBAC Insd)                                  5.000       11/15/31                5,064,336
    2,000     Illinois Med Dist (MBIA Insd)                      5.250       06/01/32                2,137,660
    3,500     Illinois Muni Elec Agy Pwr Supply Sys
              Rev Rfdg (FSA Insd)                                5.000       02/01/21                3,665,935
      555     Kane Cook & Du Page Cntys IL Ser A
              (FGIC Insd)                                        7.000       12/15/11                  670,612
    1,000     Lake Cnty, IL Cmnty Cons Sch Dist No
              50 Woodland (FGIC Insd)                            5.000       01/01/20                1,084,580
    1,200     Lake Cnty, IL Cmnty Cons Sch Dist No
              50 Woodland Cap Apprec Ser B (FGIC
              Insd)                                                *         12/01/14                  823,536
    6,790     Lake Cnty, IL Cmnty Unit Sch Dist No
              60 Waukegan Cap Apprec Ser A (FSA Insd)              *         12/01/17                4,008,001
    1,025     Lake Cnty, IL Cmnty Unit Sch Dist No
              95 Lake Zurich Cap Apprec (FGIC Insd)                *         12/01/15                  670,514
    1,000     Madison & St Clair Cnty, IL Sch Dist
              No 10 Collinsville Rfdg (FGIC Insd)                5.000       02/01/21                1,080,180
    3,000     McHenry & Kane Cnty, IL Cmnty Cons Sch
              Dist No 158 Cap Apprec (FGIC Insd)                   *         01/01/17                1,845,240
    4,000     McHenry & Kane Cnty, IL Cmnty Cons Sch
              Dist No 158 Cap Apprec (FGIC Insd)                   *         01/01/18                2,338,440
    1,330     McHenry Cnty, IL Cmnty High Sch Dist
              No 154 Cap Apprec (FGIC Insd)                        *         01/01/16                  858,648
    6,000     Metropolitan Pier & Expo Auth IL
              Dedicated St Tax Rev McCormick Pl Expn
              Ser A (MBIA Insd)                                  5.250       06/15/42                6,464,820
    1,175     Peoria, IL Ser B Rfdg (FGIC Insd)                  5.000       01/01/20                1,278,670
    1,000     Southern IL Univ Rev Cap Apprec Hsg &
              Aux Ser A (MBIA Insd)                                *         04/01/20                  525,440
    2,500     Will Cnty, IL Fst Presv Dist Ser A
              (MBIA Insd)                                        5.000       12/15/23                2,695,275
    1,495     Will Cnty, IL Sch Dist No 017
              (Prerefunded @ 12/01/11) (AMBAC Insd)
              (a)                                                5.000       12/01/16                1,646,548
                                                                                            -------------------
                                                                                                   155,291,435
                                                                                            -------------------

              INDIANA    4.0%
    1,000     Ball St Univ IN Rev Student Fee Ser L
              (FSA Insd)                                         5.500       07/01/20                1,179,810
    2,000     Brownsburg, IN Sch Bldg First Mtg 1999
              Ser A (FSA Insd)                                   5.250       09/15/22                2,211,640
    1,885     Center Grove, IN 2000 Bldg First Mtg
              (Prerefunded @ 07/15/11) (AMBAC Insd)
              (a)                                                5.500       07/15/18                2,124,621
    1,785     Center Grove, IN 2000 Bldg First Mtg
              (Prerefunded @ 07/15/11) (AMBAC Insd)
              (a)                                                5.500       07/15/17                2,011,909
    2,500     Evansville Vanderburgh, IN Pub Lease
              Corp First Mtg (Prerefunded @
              01/15/12) (MBIA Insd)                              5.750       07/15/18                2,866,075
    1,855     Hamilton Southeastern, IN Cons First
              Mtg (Prerefunded @ 07/15/11) (FSA
              Insd) (a)                                          5.500       07/15/16                2,090,808
    1,075     Hamilton Southeastern, IN Cons First
              Mtg (Prerefunded @ 07/15/11) (FSA
              Insd) (a)                                          5.500       01/15/19                1,211,654

    1,215     Indiana Bd Bk Spl Pgm Ser A (Escrowed
              to Maturity) (AMBAC Insd)                          9.750       08/01/09                1,383,581
    7,745     Indiana Hlth Fac Fin Auth Cmnty Hosp
              Rev Proj Ser A (AMBAC Insd)                        5.000       05/01/35                8,182,050
    2,335     Lake Cnty, IN Bldg Corp First Mtg
              (MBIA Insd) (a)                                    5.750       08/01/11                2,611,674
    1,550     Marion Cnty, IN Convention & Rec Lease
              Rent Ser A Rfdg (AMBAC Insd)                       5.000       06/01/21                1,649,402
    1,605     Mount Vernon of Hancock Cnty First Mtg
              Ser B (Prerefunded @ 07/15/11) (AMBAC
              Insd) (a)                                          5.500       07/15/16                1,809,028
    1,695     Mount Vernon of Hancock Cnty First Mtg
              Ser B (Prerefunded @ 07/15/11) (AMBAC
              Insd) (a)                                          5.500       07/15/17                1,910,468
    4,000     New Albany Floyd Cnty, IN Sch First
              Mtg (Prerefunded @ 07/15/12) (FGIC
              Insd)                                              5.750       07/15/20                4,616,400
    1,700     New Prarie Utd Sch Bldg Corp Ind Rfdg
              (FSA Insd) (a)                                     5.000       07/05/18                1,855,992
    3,870     New Prarie Utd Sch Bldg Corp Ind Rfdg
              (FSA Insd) (a)                                     5.000       07/05/21                4,165,204
    5,500     South Harrison, IN 2000 Sch Bldg Corp
              Ser A (FSA Insd)                                   5.250       01/15/25                6,015,680
                                                                                            -------------------
                                                                                                    47,895,996
                                                                                            -------------------

              IOWA    0.2%
    2,375     Iowa Fin Auth Hosp Fac Rev Trinity
              Regl Hosp Proj (FSA Insd)                          5.750       07/01/17                2,535,930
                                                                                            -------------------

              LOUISIANA    2.8%
    4,065     Calcasieu Parish, LA Mem Hosp Svc Dist
              Hosp Rev Lake Charles Mem Hosp Proj
              Ser A (Connie Lee Insd)                            6.375       12/01/12                4,630,929
    5,530     Calcasieu Parish, LA Mem Hosp Svc Dist
              Hosp Rev Lake Charles Mem Hosp Proj
              Ser A (Connie Lee Insd)                            6.500       12/01/18                6,944,795
      795     Lafayette, LA Pub Impt Sales Tax Rfdg
              (MBIA Insd)                                        5.000       03/01/20                  865,842
    8,345     Lafayette, LA Util Rev (MBIA Insd)                 5.250       11/01/24                9,188,179
    1,730     Louisiana Loc Govt Environment BRCC
              Fac Corp Proj (MBIA Insd)                          5.375       12/01/16                1,936,095
    2,035     Louisiana Loc Govt Environment BRCC
              Fac Corp Proj (MBIA Insd) (a)                      5.375       12/01/17                2,274,621
    2,150     Louisiana Loc Govt Environment BRCC
              Fac Corp Proj (MBIA Insd) (a)                      5.375       12/01/18                2,403,163
    2,265     Louisiana Loc Govt Environment BRCC
              Fac Corp Proj (MBIA Insd) (a)                      5.375       12/01/19                2,531,704
    2,395     Louisiana Loc Govt Environment BRCC
              Fac Corp Proj (MBIA Insd) (a)                      5.375       12/01/20                2,644,966
    1,645     New Orleans, LA Home Mtg Auth Single
              Family Mtg Rev 1985 Ser A (MBIA Insd)                *         09/15/16                  512,944
                                                                                            -------------------
                                                                                                    33,933,238
                                                                                            -------------------

              MASSACHUSETTS     0.7%
    2,800     Massachusetts Muni Whsl Elec Co
              Nuclear Mix 1-A (MBIA Insd)                        5.250       07/01/13                3,122,084
      175     Massachusetts Muni Whsl Elec Co Proj
              No 6-A (MBIA Insd)                                 5.250       07/01/16                  192,836
    2,500     Massachusetts St Dev Fin Agy Rev
              Boston Univ Ser T-1 (AMBAC Insd)                   5.000       10/01/39                2,665,075
    2,385     Massachusetts St Dev Fin Agy Rev Clg
              Pharmacy & Allied Hlth Ser D (AGL Insd)            5.000       07/01/20                2,557,650

                                                                                            -------------------
                                                                                                     8,537,645
                                                                                            -------------------

              MICHIGAN    2.8%
    2,650     Chippewa Valley, MI Sch Bldg & Site
              (FSA Insd)                                         5.000       05/01/20                2,896,291
    1,400     Huron, MI Sch Dist (FSA Insd)                      5.250       05/01/21                1,516,718
   10,000     Michigan Muni Bd Auth Rev Sch Dist
              City of Detroit (FSA Insd)                         5.000       06/01/19               10,884,500
    5,000     Michigan Muni Bd Auth Rev Sch Dist
              City of Detroit (FSA Insd)                         5.000       06/01/20                5,412,300
    2,500     Michigan St Strategic Fd Detroit
              Edison Conv Rfdg (Variable Rate
              Coupon) (AMBAC Insd)                               4.850       09/01/30                2,666,400
    2,520     Southgate, MI Cmnty Sch Dist Rfdg
              (FGIC Insd) (a)                                    5.000       05/01/22                2,730,596
    1,175     Waverly, MI Cmnty Sch Rfdg (FSA Insd)              5.000       05/01/20                1,284,205
    2,675     Wayne Charter Cnty, MI Arpt Rev Ser C
              Rfdg (FGIC Insd)                                   5.375       12/01/17                2,975,242
    2,840     Wayne Charter Cnty, MI Arpt Rev Ser C
              Rfdg (FGIC Insd)                                   5.375       12/01/20                3,124,824
                                                                                            -------------------
                                                                                                    33,491,076
                                                                                            -------------------

              MISSISSIPPI    0.4%
    1,000     Harrison Cnty, MS Wastewtr Mgmt &
              Solid Wastewtr Treatment Fac Ser A
              Rfdg (FGIC Insd)                                   8.500       02/01/13                1,329,770
    2,750     Tupelo, MS Pub Sch Dist Rfdg (FSA
              Insd) (a)                                          5.000       11/01/15                3,070,155
                                                                                            -------------------
                                                                                                     4,399,925
                                                                                            -------------------

              MISSOURI    0.5%
    1,170     Mehlville, MO Sch Dist No R-9 Ctf Part
              Ser A (FSA Insd)                                   5.500       03/01/16                1,292,815
    1,225     Mehlville, MO Sch Dist No R-9 Ctf Part
              Ser A (FSA Insd)                                   5.500       03/01/17                1,351,592
    1,630     Saint Louis Cnty MO Regl Conv & Sports
              Complex Auth Convtn & Sports Fac Rfdg
              (AMBAC Insd)                                       5.250       08/15/17                1,804,019
    1,590     Saint Louis, MO Arpt Rev Cap Impt Pgm
              Ser A (MBIA Insd)                                  5.375       07/01/17                1,759,701
                                                                                            -------------------
                                                                                                     6,208,127
                                                                                            -------------------

              NEBRASKA    0.0%
      530     Dodge Cnty, NE Sch Dist No 001 Rfdg
              (FSA Insd)                                         5.000       12/15/17                  583,445
                                                                                            -------------------

              NEVADA    1.6%
    5,020     Clark Cnty, NV Arpt Rev Rols RR II
              292-3 (Inverse Fltg) (Acquired
              06/30/04, Cost $5,460,540) (AMT) (FGIC
              Insd) (f)                                          5.500       07/01/22                6,049,451
   10,000     Director St, NV Dept Business & Ind
              Las Vegas Monorail Proj First Tier
              (AMBAC Insd)                                       5.625       01/01/32               11,005,100
    2,500     Reno, NV Cap Impt Rev (FGIC Insd)                  5.125       06/01/26                2,649,375
                                                                                            -------------------
                                                                                                    19,703,926
                                                                                            -------------------

              NEW HAMPSHIRE    0.2%
    2,500     New Hampshire St Tpk Sys Rev Ser C
              Rfdg (Inverse Fltg) (FGIC Insd)                   11.346       11/01/17                2,848,525
                                                                                            -------------------

              NEW JERSEY     2.6%

    3,075     Essex Cnty, NJ Impt Auth Rev Cnty Gtd
              Proj Consldtn Rfdg (MBIA Insd)                     5.125       10/01/22                3,341,387
    5,000     Jersey City, NJ Qual Sch Ser C Rfdg
              (MBIA Insd)                                        5.000       09/01/17                5,521,950
    3,625     Morristown, NJ Rfdg (FSA Insd)                     6.400       08/01/14                3,708,991
    4,000     New Jersey Econ Dev Auth Rev Motor
              Vehicle Sur Rev Ser A (MBIA Insd)                  5.000       07/01/23                4,295,200
   10,000     New Jersey St Trans Corp Ctf Fed Trans
              Admin Grants Ser A (AMBAC Insd)                    5.500       09/15/13               11,356,800
    2,760     Newark, NJ Hsg Auth Port Auth Newark
              Marine Term (MBIA Insd)                            5.500       01/01/28                3,075,910
                                                                                            -------------------
                                                                                                    31,300,238
                                                                                            -------------------

              NEW YORK    0.8%
    5,470     New York City Hlth & Hosp Hlth Sys Ser
              A (FSA Insd)                                       5.000       02/15/21                5,827,957
    3,105     New York St Dorm Auth Rev Insd
              Brooklyn Law Sch Ser B (XLCA Insd) (a)             5.375       07/01/21                3,469,248
                                                                                            -------------------
                                                                                                     9,297,205
                                                                                            -------------------

              NORTH CAROLINA    1.2%
      540     North Carolina Cap Fac Fin Johnson &
              Wales Univ Proj Ser A (XLCA Insd)                  5.000       04/01/20                  577,703
   10,000     North Carolina Muni Pwr Agy Ser A
              (MBIA Insd)                                        5.250       01/01/18               10,993,600
    2,735     North Carolina Muni Pwr Agy Ser A
              (MBIA Insd)                                        5.250       01/01/19                3,001,143
                                                                                            -------------------
                                                                                                    14,572,446
                                                                                            -------------------

              NORTH DAKOTA    0.9%
    5,000     Mercer Cnty, ND Pollutn Ctl Rev
              Antelope Vly Station Rfdg (AMBAC Insd)             7.200       06/30/13                6,045,450
    5,000     Oliver Cnty, ND Pollutn Ctl Rev Square
              Butte Elec Coop Ser A Rfdg (AMBAC Insd)            5.300       01/01/27                5,344,600
                                                                                            -------------------
                                                                                                    11,390,050
                                                                                            -------------------

              OHIO    0.5%
    1,000     Chillicothe, OH City Sch Dist Sch Impt
              (FGIC Insd)                                        5.250       12/01/26                1,100,160
    5,000     Columbus, OH City Sch Dist Sch Fac
              Constr & Impt (FSA Insd)                           5.250       12/01/27                5,504,900
                                                                                            -------------------
                                                                                                     6,605,060
                                                                                            -------------------

              OKLAHOMA    3.5%
    2,000     Claremore, OK Pub Wk Auth Elec Sys Rev
              (FSA Insd)                                         5.000       06/01/23                2,144,240
    2,990     Jenks, OK Aquarium Auth Rev Rfdg (MBIA
              Insd)                                              5.250       07/01/19                3,335,614
    1,480     Jenks, OK Aquarium Auth Rev Rfdg (MBIA
              Insd)                                              5.250       07/01/33                1,629,658
    1,000     McAlester, OK Pub Wks Auth Util Cap
              Apprec (FSA Insd)                                    *         02/01/34                  263,680
    8,320     McAlester, OK Pub Wks Auth Util Cap
              Apprec Ser A (FSA Insd)                              *         02/01/30                2,188,077
    5,660     Mustang, OK Impt Auth Util Rev (FSA
              Insd)                                              5.800       10/01/30                6,294,995
    2,020     Oklahoma City, OK Arpt Tr Jr Lien 27th
              Ser A (FSA Insd)                                   5.000       07/01/17                2,171,864
    2,400     Oklahoma City, OK Pub Ppty Auth Hotel
              Tax Rev (FGIC Insd)                                5.250       10/01/29                2,642,712

    2,000     Oklahoma Colleges Brd Regt Stad Univ
              Cent OK Ser B (AMBAC Insd)                         5.500       06/01/24                2,251,080
    5,545     Sallisaw, OK Muni Auth Util Sys Rev
              (XLCA Insd) (a)                                    5.000       01/01/25                5,903,540
    2,385     Sallisaw, OK Muni Auth Util Sys Rev
              (XLCA Insd)                                        5.000       01/01/35                2,526,526
    2,000     Tulsa, OK Cmnty College Rev (AMBAC
              Insd)                                              5.500       07/01/22                2,256,520
    8,260     Tulsa, OK Tulsa Indl Auth Rev Univ
              Tulsa Ser A (MBIA Insd)                            5.375       10/01/31                8,959,622
                                                                                            -------------------
                                                                                                    42,568,128
                                                                                            -------------------

              OREGON    0.4%
    4,835     Oregon St Dept Admin Ser B Rfdg (MBIA
              Insd)                                              5.250       05/01/17                5,322,078
                                                                                            -------------------

              PENNSYLVANIA    3.2%
    5,000     Allegheny Cnty, PA Hosp Dev Auth Rev
              Insd Hlth Sys Ser A (MBIA Insd)                    6.500       11/15/30                5,802,500
    4,875     Allegheny Cnty, PA Hosp Dev Auth Rev
              Pittsburgh Mercy Hlth Sys Inc
              (Escrowed to Maturity) (AMBAC Insd)                5.625       08/15/26                5,081,408
    4,000     Harrisburg, PA Auth Res Gtd Sub Ser
              D-2 (Variable Rate Coupon) (FSA Insd)              5.000       12/01/33                4,367,680
    3,000     Lycoming Cnty, PA Auth College Rev PA
              College of Technology (AMBAC Insd)                 5.350       07/01/26                3,239,760
    1,375     Pennsylvania St Higher Ed Fac Auth Rev
              St Sys Higher Ed Ser P (AMBAC Insd)                5.000       12/15/16                1,445,304
    2,990     Philadelphia, PA Gas Wks Rev 1998 Gen
              Ordinance 4th Ser (FSA Insd)                       5.250       08/01/18                3,292,588
    4,555     Philadelphia, PA Gas Wks Rev 1998 Gen
              Ordinance 4th Ser (FSA Insd)                       5.250       08/01/21                4,972,830
    1,485     Philadelphia, PA Gas Wks Rev
              Eighteenth Ser (AGL Insd)                          5.250       08/01/20                1,619,883
    3,665     Philadelphia, PA Gas Wks Rev Fifth Ser
              A-1 (AGL Insd) (a)                                 5.250       09/01/17                4,029,814
    5,000     State Pub Sch Bldg Auth PA Sch Lease
              Philadelphia Sch Dist Proj (FSA Insd)              5.250       06/01/26                5,425,800
                                                                                            -------------------
                                                                                                    39,277,567
                                                                                            -------------------

              SOUTH CAROLINA    1.2%
    2,200     Columbia, SC Ctf Part Tourism Dev Fee
              Pledge (AMBAC Insd)                                5.250       06/01/19                2,406,096
    5,170     Easley, SC Util Rev Impt & Rfdg (FSA
              Insd)                                              5.000       12/01/34                5,545,290
    6,500     South Carolina Jobs Econ Dev Auth Indl
              Rev Elec & Gas Co Proj Ser A (AMBAC
              Insd)                                              5.200       11/01/27                7,042,880
                                                                                            -------------------
                                                                                                    14,994,266
                                                                                            -------------------

              SOUTH DAKOTA    1.3%
    1,065     Minnehaha Cnty, SD Ctf Ltd Tax (FSA
              Insd) (a)                                          5.000       12/01/14                1,179,615
    1,245     Minnehaha Cnty, SD Ctf Ltd Tax (FSA
              Insd) (a)                                          5.000       12/01/15                1,376,310
    1,455     Rapid City, SD Sales Tax Rev Rfdg
              (AMBAC Insd)                                       5.500       06/01/12                1,632,117
    5,205     South Dakota St Lease Rev Tr Ctf Ser A
              (FSA Insd)                                         6.625       09/01/12                6,129,200
    4,000     South Dakota St Lease Rev Tr Ctf Ser A
              (FSA Insd)                                         6.700       09/01/17                5,105,840
                                                                                            -------------------
                                                                                                    15,423,082
                                                                                            -------------------

              TEXAS    12.6%

    1,165     Alamo, TX Cmnty College Dist Combined
              Fee Rfdg (FSA Insd)                                5.000       11/01/22                1,246,399
    2,120     Austin, TX Arpt Sys Rev Pr Lien Rfdg
              (MBIA Insd)                                        5.000       11/15/12                2,324,326
    7,755     Austin, TX Util Sys Rev Ser A Rfdg
              (MBIA Insd)                                          *         11/15/10                6,456,038
    5,000     Brazos Riv Auth TX Rev Houston Ind Inc
              Proj Ser C (Variable Rate Coupon)
              (AMBAC Insd)                                       5.125       05/01/19                5,345,200
    2,000     Colorado Riv, TX Muni Wtr Dist Sys
              Rfdg (AMBAC Insd)                                  5.375       01/01/19                2,209,460
    3,055     Dallas Fort Worth, TX Intl Arpt Rols
              RR II 291-1 (Inverse Fltg) (Acquired
              07/19/04, Cost $3,419,266) (AMT) (FSA
              Insd) (a) (f)                                      5.500       11/01/19                3,725,145
    2,000     Dallas Fort Worth, TX Intl Arpt Rols
              RR II 291-2 (Inverse Fltg) (Acquired
              07/19/04, Cost $2,152,439) (AMT) (FSA
              Insd) (a) (f)                                      5.375       11/01/21                2,367,120
    4,500     Harris Cnty, TX Toll Rd Sr Lien Rfdg
              (MBIA Insd)                                        5.125       08/15/17                4,736,565
    4,605     Houston, TX Arpt Sys Rev Sub Lien (FSA
              Insd)                                              5.500       07/01/17                5,146,870
    2,000     Houston, TX Arpt Sys Rev Sub Lien (FSA
              Insd)                                              5.500       07/01/18                2,235,340
    5,000     Houston, TX Hotel Occupancy Convention
              & Entmt Ser A Rfdg (AMBAC Insd)                    5.375       09/01/14                5,559,300
    2,000     Houston, TX Pub Impt Ser A Rfdg (MBIA
              Insd)                                              5.375       03/01/18                2,246,420
   22,500     Houston, TX Util Sys Rev First Lien
              Ser A Rfdg (FGIC Insd)                             5.250       05/15/23               24,556,275
   12,400     Houston, TX Wtr & Swr Sys Rev Cap
              Apprec Ser A Rfdg (Escrowed to
              Maturity) (FSA Insd)                                 *         12/01/20                6,463,748
    7,930     Lancaster, TX Indpt Sch Dist Rfdg (FSA
              Insd)                                              5.750       02/15/30                9,048,368
    1,790     Laredo, TX Cmnty College Dist Combined
              Fee Rev Bldg Rfdg (AMBAC Insd)                     5.300       08/01/26                1,925,915
    4,335     North Harris Cnty, TX Regl Wtr Sr Lien
              (FGIC Insd) (a)                                    5.250       12/15/19                4,795,897
    4,665     North Harris Cnty, TX Regl Wtr Sr Lien
              (MBIA Insd) (a)                                    5.000       12/15/29                4,959,362
    3,000     Nueces Riv Auth TX Wtr Supply Rev Fac
              Corpus Christi Proj Rfdg (FSA Insd)                5.000       07/15/25                3,208,890
    2,000     Nueces Riv Auth TX Wtr Supply Rev Fac
              Corpus Christi Proj Rfdg (FSA Insd)                5.000       03/15/27                2,139,260
    2,220     Raven Hills, TX Higher Ed Corp
              Cardinal Vlg Llc Lamar Univ A (MBIA
              Insd)                                              5.500       08/01/28                2,481,849
    2,000     San Antonio, TX Hotel Occupancy Rev
              Sub Lien Ser A Rfdg (AMBAC Insd)                   5.000       08/15/29                2,099,440
    1,000     San Antonio, TX Indpt Sch Dist Pub Fac
              Corp Lease Rev (AMBAC Insd)                        5.850       10/15/10                1,053,020
    1,750     Tarrant Cnty, TX Hlth Fac Dev Corp
              Hlth Sys Rev Ser B (Escrowed to
              Maturity) (FGIC Insd)                              5.000       09/01/15                1,929,725
    1,060     Tarrant Regl Wtr Dist TX Impt Rfdg
              (FSA Insd)                                         5.250       03/01/18                1,165,809
    2,000     Tarrant Regl Wtr Dist TX Impt Rfdg
              (FSA Insd)                                         5.250       03/01/20                2,195,440
   10,000     Texas St Tpk Auth Cent TX Tpk First
              Tier Ser A (AMBAC Insd)                            5.500       08/15/39               11,071,700
   26,905     Texas St Tpk Auth Dallas Northtwy Rev
              George Bush Tpk (FGIC Insd)                        5.250       01/01/23               27,722,643
    1,800     Tyler, TX Indpt Sch Dist (FSA Insd) (a)            5.000       02/15/27                1,921,050
                                                                                            -------------------
                                                                                                   152,336,574
                                                                                            -------------------

              UTAH    0.3%
    2,140     Murray City, UT Swr & Wtr Rev (AMBAC
              Insd)                                              5.250       10/01/23                2,375,528
      630     Provo, UT Elec Rev 1984 Ser A Rfdg
              (Escrowed to Maturity) (AMBAC Insd)               10.375       09/15/15                  857,543




                                                                                            -------------------
                                                                                                     3,233,071
                                                                                            -------------------

              VIRGINIA    0.0%
      235     Virginia St Hsg Dev Auth Comwlth Mtg
              Ser J Subser J-1 (MBIA Insd)                       5.200       07/01/19                  237,277
                                                                                            -------------------

              WASHINGTON    7.4%
    4,115     Chelan Cnty, WA Sch Dist No 246 (FSA
              Insd)                                              5.000       12/01/21                4,402,515
    2,990     Clark Cnty, WA Pub Util Dist No 001
              Wtr Rev (FSA Insd)                                 5.125       01/01/20                3,198,852
   11,340     Energy Northwest WA Elec Rev Columbia
              Generating Ser A Rfdg (FSA Insd)                   5.500       07/01/17               12,614,616
    4,500     Energy Northwest WA Elec Rev Proj No 3
              Ser A Rfdg (FSA Insd)                              5.500       07/01/17                5,005,800
   14,500     Energy Northwest WA Elec Rev Proj No 3
              Ser A Rfdg (FSA Insd)                              5.500       07/01/18               16,129,800
    5,000     Energy Northwest WA Elec Rev Proj No 3
              Ser B Rfdg (FSA Insd)                              6.000       07/01/16                5,809,100
    1,365     Energy Northwest WA Wind Proj (AMBAC
              Insd)                                              5.000       07/01/23                1,438,696
    1,215     Fife, WA Wtr & Swr Rev (MBIA Insd) (a)             5.000       04/01/24                1,295,129
    1,975     Fife, WA Wtr & Swr Rev (MBIA Insd)                 5.125       04/01/24                1,984,776
    1,160     Fife, WA Wtr & Swr Rev (MBIA Insd) (a)             5.000       04/01/29                1,230,366
    2,500     Goat Hill Ppty WA Lease Rev Govt
              Office Bldg Proj (MBIA Insd)                       5.000       12/01/33                2,643,225
    2,335     Grant Cnty, WA Pub Util Dist No 2 Rev
              Second Ser C Rfdg (AMBAC Insd) (a)                 6.000       01/01/17                2,462,865
    1,025     Grant Cnty, WA Pub Util Dist No 2 Rev
              Second Ser C Rfdg (AMBAC Insd) (a)                 6.000       01/01/17                1,081,129
    2,000     Port Seattle, WA Rev Inter Lien Ser A
              Rfdg (MBIA Insd) (c)                               5.000       03/01/28                2,138,260
    4,500     Port Seattle, WA Rev Inter Lien Ser A
              Rfdg (MBIA Insd) (c)                               5.000       03/01/35                4,796,325
    2,000     Seattle, WA Muni Lt & Pwr Rev Impt &
              Rfdg (FSA Insd)                                    5.500       03/01/18                2,202,360
    2,565     Snohomish Cnty, WA Pub Util 1 (FSA
              Insd)                                              5.500       12/01/23                2,856,820
      145     Snohomish Cnty, WA Pub Util 1 (FSA
              Insd)                                              5.000       12/01/24                  153,223
    2,000     Spokane, WA Pub Fac Dist Hotel (MBIA
              Insd)                                              5.750       12/01/25                2,298,900
    2,420     Spokane, WA Pub Fac Dist Hotel (MBIA
              Insd)                                              5.750       12/01/26                2,781,669
    3,000     Spokane, WA Pub Fac Dist Hotel (MBIA
              Insd)                                              5.250       09/01/33                3,235,920
    1,965     Tacoma, WA Solid Waste Util Rev Rfdg
              (AMBAC Insd) (a)                                   5.375       12/01/18                2,173,349
    2,075     Tacoma, WA Solid Waste Util Rev Rfdg
              (AMBAC Insd) (a)                                   5.375       12/01/19                2,295,012
    3,090     Washington St Pub Pwr Supply Sys
              Nuclear Proj No 1 Rev Ser A Rfdg
              (AMBAC Insd)                                       5.700       07/01/09                3,240,668
    1,600     Washington St Ser R 99A Rfdg (FGIC
              Insd)                                              5.000       01/01/17                1,690,640
                                                                                            -------------------
                                                                                                    89,160,015
                                                                                            -------------------

              WEST VIRGINIA    0.1%
    1,530     West Virginia Econ Dev Auth Lease Rev
              Correctional Juvenile & Pub-A (MBIA
              Insd)                                              5.500       06/01/19                1,723,071
                                                                                            -------------------

              WISCONSIN    1.1%
    1,350     Plover, WI Wtr Sys Rev (AMBAC Insd) (a)            5.400       12/01/16                1,471,865
    1,500     Plover, WI Wtr Sys Rev (AMBAC Insd) (a)            5.500       12/01/18                1,640,115
    1,405     Racine, WI Wtrwks Rev Sys Mtg (MBIA
              Insd) (a)                                          5.250       09/01/16                1,547,256
    3,920     University WI Hosp & Clinics Auth Rev
              (FSA Insd)                                         6.200       04/01/29                4,409,059



    1,985     Waunakee, WI Cmnty Sch Dist Ser A Rfdg
              (FGIC Insd) (a)                                    5.250       04/01/24                2,167,362
    1,215     Wilmont, WI Un High Sch Dist Ser B
              Rfdg (FSA Insd)                                    5.000       03/01/24                1,318,482
      750     Wilmot, WI Un High Sch Dist Ser B Rfdg
              (FSA Insd)                                         5.000       03/01/23                  815,333
                                                                                            -------------------
                                                                                                    13,369,472
                                                                                            -------------------

              PUERTO RICO    0.3%
    3,000     Puerto Rico Indl Tourist Ed Med &
              Environmental Ctl Fac Hosp Aux (MBIA
              Insd)                                              6.250       07/01/16                3,068,340
                                                                                            -------------------

TOTAL LONG-TERM INVESTMENTS    96.2%
   (Cost $1,082,194,509)                                                                         1,164,619,172

SHORT-TERM INVESTMENTS    4.1%
   (Cost $49,635,000)                                                                               49,635,000
                                                                                            -------------------

TOTAL INVESTMENTS    100.3%
   (Cost $1,131,829,509)                                                                         1,214,254,172

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.3%)                                                    (3,838,299)
                                                                                            -------------------

NET ASSETS    100.0%                                                                         $   1,210,415,873
                                                                                            ===================

Percentages are calculated as a percentage of net assets.




*                          Zero coupon bond
(a)                        The Fund owns 100% of the bond
                           issuance.
(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.
(c)                        Securities purchased on a
                           when-issued or delayed delivery
                           basis.
(d)                        Security converts to a fixed coupon
                           rate at a predetermined date.
(e)                        Security is a "step-up" bond where
                           the coupon increases or steps up at
                           a predetermined date.
(f)                        These securities are restricted and
                           may be resold only in transactions
                           exempt from registration which are
                           normally those transactions with
                           qualified institutional buyers.
                           Restricted securities comprise 2.9%
                           of net assets.

AGL                     -  Assured Guaranty Ltd.
AMBAC                   -  AMBAC Indemnity Corp.
AMT                     -  Alternative Minimum Tax
CIFG                    -  CDC IXIS Financial Guaranty
Connie Lee              -  Connie Lee Insurance Co.
FGIC                    -  Financial Guaranty Insurance Co.
FSA                     -  Financial Security Assurance Inc.
MBIA                    -  Municipal Bond Investors Assurance
                           Corp.
XLCA                    -  XL Capital Assurance Inc.

Future contracts outstanding as of June 30, 2005:



SHORT CONTRACTS:                                                                                      UNREALIZED
                                                                                                      APPRECIATION/
                                                                                      CONTRACTS       DEPRECIATION
                    U.S. Treasury Notes 2-Year Futures
                    September 05  (Current Notional Value of
                    $207,688 per contract)                                                       253            $ 14,800

                    U.S. Treasury Notes 5-Year Futures
                    September 05  (Current Notional Value of
                    $108,891 per contract)                                                     2,100           (221,682)
                                                                                  ------------------  ------------------
                                                                                               2,353         $ (206,882)
                                                                                  ==================  ==================

VAN KAMPEN INTERMEDIATE TERM MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)         DESCRIPTION                                                 COUPON        MATURITY             VALUE

              MUNICIPAL BONDS    98.0%
              ALABAMA    3.9%
$      1,260  Dothan Houston Cnty, AL Arpt Auth (AMT) (MBIA
              Insd) (a)                                                    5.400%       12/01/15            $ 1,373,022
       2,005  Greenville, AL Wts Rfdg (XLCA Insd) (a)                      5.000        01/01/18              2,191,224
       1,000  Jefferson Cnty, AL Ltd Oblig Ser A                           5.000        01/01/07              1,030,220
         255  West Jefferson Cnty, AL Amusement & Pub Park Auth
              (Prerefunded @ 12/01/06)                                     7.500        12/01/08                267,005
                                                                                                       -----------------
                                                                                                              4,861,471
                                                                                                       -----------------

              ARIZONA    2.3%
       1,000  Arizona St Univ Rev Sys Rfdg (AMBAC Insd)                    5.000        07/01/20              1,093,420
       1,000  Maricopa Cnty, AZ Uni Sch Impt Proj of 2002 Ser B
              (FSA Insd)                                                   5.250        07/01/16              1,127,150
         570  Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
              Irvington Proj Tucson Ser A Rfdg (FSA Insd)                  7.250        07/15/10                589,836
                                                                                                       -----------------
                                                                                                              2,810,406
                                                                                                       -----------------

              ARKANSAS    1.8%
       1,000  Arkansas St Fed Hwy Grant Antic Ser A                        5.500        08/01/06              1,030,530
       1,200  University of Arkansas Rev UALR Cap Impt Ser B
              (FSA Insd)                                                   4.500        12/01/19              1,257,720
                                                                                                       -----------------
                                                                                                              2,288,250
                                                                                                       -----------------

              CALIFORNIA    5.2%
       1,090  California Edl Fac Auth Rev Occidental College
              Ser A (MBIA Insd) (a)                                        5.000        10/01/20              1,193,844
         135  California Edl Fac Auth Rev Pacific Grad Sch (a)             6.950        11/01/07                149,580
       1,000  California St (AMBAC Insd) (b)                               6.400        09/01/08              1,105,270
       1,500  California St Dept Wtr Res Pwr Ser A (AMBAC Insd)            5.375        05/01/18              1,669,335
         700  California Statewide Cmntys Dev Auth Rev
              Daughters of Charity Hlth Ser F                              5.000        07/01/08                736,722
         385  Fairfield Suisun, CA Uni Sch Election 2002 (MBIA
              Insd)                                                        5.250        08/01/18                430,838
       1,100  Santa Clara, CA Elec Rev Sub Ser A (MBIA Insd)               5.250        07/01/20              1,226,038
                                                                                                       -----------------
                                                                                                              6,511,627
                                                                                                       -----------------

              COLORADO    4.7%
       1,750  Adams & Arapahoe Cntys, CO Sch Dist 28 Ser C
              (Prerefunded @12/01/06)                                      5.200        12/01/11              1,845,900
         150  Colorado Hlth Fac Auth Rev Sr Living Fac Eaton
              Ter Ser A                                                    6.800        07/01/09                155,979
       1,560  Colorado Springs, CO Utils Rev Sys Sub Lien Impt
              Ser A                                                        5.000        11/15/19              1,702,490
       1,000  Denver, CO City & Cnty Arpt Rev Ser D Rfdg (AMT)
              (FSA Insd)                                                   5.500        11/15/12              1,099,850
       1,000  Weld & Adams Cntys, CO Sch Dist (FSA Insd)                   5.000        12/15/21              1,086,710
                                                                                                       -----------------
                                                                                                              5,890,929
                                                                                                       -----------------

              CONNECTICUT    1.2%
       1,000  Connecticut St Hlth & Edl Fac Auth Rev Griffin
              Hosp Ser B (Radian Insd)                                     5.000        07/01/11              1,081,140
         145  Mashantucket Western Pequot Tribe, 144A - Private
              Placement (Escrowed to Maturity) (c)                         6.500        09/01/06                151,496
         215  New Haven, CT Indl Fac Rev Adj Govt Ctr Thermal
              Energies (AMT)                                               7.250        07/01/09                216,142
                                                                                                       -----------------
                                                                                                              1,448,778
                                                                                                       -----------------

              DISTRICT OF COLUMBIA 0.9%
       1,000  District of Columbia Rev Friendship Pub Charter
              Sch Inc (ACA Insd) (a)                                       5.000        06/01/13              1,066,780
                                                                                                       -----------------

              FLORIDA    4.9%
       1,000  Brevard Cnty, FL Sch Brd Ctfs Ser B Rfdg (FGIC
              Insd)                                                        5.000        07/01/20              1,085,410
       2,000  Broward Cnty, FL Arpt Sys Rev Ser E Rfdg (AMT)
              (MBIA Insd) (b)                                              5.375        10/01/13              2,128,600
         500  Highlands Cnty, FL Hlth Facs Hosp Adventist Hlth             3.350        11/15/32                500,375


         190  Lee Cnty, FL Indl Dev Auth Econ Rev Encore
              Nursing Ctr Part Rfdg                                        8.125        12/01/07                191,013
          40  Orange Cnty, FL Hlth Fac Auth Rev First Mtg
              Orlando Lutheran Twr Rfdg (Escrowed to Maturity)             8.125        07/01/06                 41,140
         250  Orange Cnty, FL Hlth Fac Auth Rev First Mtg
              Orlando Lutheran Twr Rfdg (Prerefunded @ 7/01/06)            8.625        07/01/20                270,942
       1,500  Orange Cnty, FL Sch Brd Ctf Ser A (AMBAC Insd)               5.250        08/01/14              1,677,360
         210  Volusia Cnty, FL Indl Dev Auth Bishops Glen Proj
              Rfdg (Escrowed to Maturity)                                  7.125        11/01/06                216,705
                                                                                                       -----------------
                                                                                                              6,111,545
                                                                                                       -----------------

              GEORGIA    0.3%
         300  Forsyth Cnty, GA Hosp Auth Rev Antic Ctfs GA
              Baptist Hlthcare Sys Proj (Escrowed to Maturity)             6.000        10/01/08                315,054
                                                                                                       -----------------

              ILLINOIS    5.5%
         100  Bedford Park, IL Tax Increment 71st & Cicero Proj
              Rfdg                                                         7.000        01/01/06                100,882
       1,325  Bedford Park, IL Wtr Rev Ser B (Escrowed to
              Maturity) (AMT) (ACA Insd)                                   6.000        12/15/08              1,433,199
         250  Chicago, IL Tax Increment Alloc Sub Cent Loop
              Redev Ser A                                                  6.500        12/01/05                253,200
         545  Clay Cnty, IL Hosp Rev (a)                                   5.500        12/01/10                549,033
          99  Huntley, IL Spl Svc Area No 7 Spl Tax                        6.000        03/01/09                102,431
       1,010  Illinois Fin Auth Student Hsg Rev MJH Ed
              Assistance IV Sr Ser A (a)                                   5.000        06/01/09              1,052,036
       1,000  Illinois Fin Auth Student Hsg Rev MJH Ed
              Assistance IV Sr Ser A                                       5.500        06/01/19              1,070,110
         500  Lincolnshire, IL Spl Svc Area Sedgebrook Proj                5.000        03/01/11                519,325
         180  Peoria, IL Spl Tax Weaverridge Spl Svc Area                  7.625        02/01/08                187,333
         500  Pingree Grove, IL Spl Svc Area No 1 Spl Tax Ser
              05-1 Cambridge Lakes Proj                                    5.250        03/01/15                511,575
       1,000  Round Lake Beach, IL Tax                                     4.650        12/15/13              1,020,430
                                                                                                       -----------------
                                                                                                              6,799,554
                                                                                                       -----------------

              INDIANA    2.1%
       1,000  Allen Cnty, IN Juvenile Justice Ctr First Mtg
              (AMBAC Insd)                                                 5.500        01/01/18              1,115,060
       1,400  Indiana Bd Bk Spl Prog Hendricks Redev Ser B
              (Prerefunded @ 02/01/07)                                     6.000        02/01/12              1,497,412
                                                                                                       -----------------
                                                                                                              2,612,472
                                                                                                       -----------------

              KANSAS    2.0%
         500  Burlington, KS Envrn Impt Rev                                4.750        09/01/15                514,900
       1,000  Shawnee Cnty, KS Sch Dist 501 Topeka                         5.000        02/01/20              1,069,910
         320  Wyandotte Cnty, KS City KS Univ Brd of Public
              Utility Office Bldg Complex Proj (MBIA Insd)                 5.000        05/01/11                349,626
         510  Wyandotte Cnty, KS City KS Univ Brd of Public
              Utility Office Bldg Complex Proj (MBIA Insd)                 5.000        05/01/12                553,544
                                                                                                       -----------------
                                                                                                              2,487,980
                                                                                                       -----------------

              KENTUCKY    0.9%
       1,000  Louisville & Jefferson Cnty, KY Ser C (AMT) (FSA
              Insd)                                                        5.500        07/01/17              1,111,630
                                                                                                       -----------------

              LOUISIANA    0.1%
         235  Louisiana Hsg Fin Agy Rev Multi-Family Hsg
              Plantation Ser A                                             7.200        01/01/06                169,047
                                                                                                       -----------------

              MARYLAND    0.6%
         625  Maryland St Econ Dev Corp Univ MD College Park
              Proj                                                         5.750        06/01/13                692,106
                                                                                                       -----------------

              MASSACHUSETTS    0.2%
          35  Massachusetts St Indl Fin Agy East Boston
              Neighborhood Proj                                            7.250        07/01/06                 34,993
         190  Massachusetts St Indl Fin Agy Rev Gtr Lynn Mental
              Hlth (Acquired 06/24/1998, Cost $245,000) (d)                6.200        06/01/08                196,602
                                                                                                       -----------------
                                                                                                                231,595
                                                                                                       -----------------

              MICHIGAN    2.7%
       1,000  Brighton, MI Area Sch Dist Rfdg (a)                          5.250        05/01/18              1,104,550
       1,000  Brighton, MI Area Sch Dist Rfdg                              5.250        05/01/20              1,102,410
         335  John Tolfree Hlth Sys Corp MI Mtg Rev Rfdg                   5.450        09/15/06                340,102
         500  Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                5.000        07/01/09                524,165
         250  Michigan St Strategic Fd Ltd Oblig United Waste
              Sys Proj (AMT)                                               5.200        04/01/10                263,018
                                                                                                       -----------------
                                                                                                              3,334,245


                                                                                                       -----------------
              MINNESOTA    0.1%
          70  Minneapolis, MN Multi-Family Rev Hsg Belmont Apts
              Proj (AMT) (a)                                               7.000        11/01/06                 70,375
                                                                                                       -----------------

              MISSOURI    6.9%
         610  Ferguson, MO Tax Increment Rev Crossing at Halls
              Ferry Rfdg (a)                                               5.500        04/01/14                637,291
       1,350  Kansas City, MO Indl Dev Auth Plaza Lib Proj                 6.000        03/01/16              1,437,575
       1,000  Macon, MO Ctfs Partn (MBIA Insd)                             5.250        08/01/17              1,075,720
         830  Missouri St Dev Fin Brd Fac Rev Pub Safety Proj
              Ser A (a)                                                    5.000        03/01/11                880,763
       2,125  O' Fallon, MO Ctfs Partn (MBIA Insd) (a)                     5.375        02/01/18              2,347,636
       2,000  Saint Charles, MO Ctf Part Ser B                             5.500        05/01/18              2,156,040
                                                                                                       -----------------
                                                                                                              8,535,025
                                                                                                       -----------------

              MONTANA    0.2%
         300  Crow Fin Auth, MT Tribal Purp Rev (Acquired
              12/11/1997, Cost $300,000) (d)                               5.400        10/01/07                309,858
                                                                                                       -----------------

              NEBRASKA    0.9%
       1,000  Dodge Cnty, NE Sch Dist 001 Rfdg (FSA Insd)                  5.000        12/15/18              1,095,830
                                                                                                       -----------------

              NEW JERSEY    9.6%
       1,000  Casino Reinvestment Dev Auth NJ Hotel Room Fee
              Rev (AMBAC Insd)                                             5.250        01/01/20              1,110,480
       1,400  Essex Cnty, NJ Impt Auth Lease Gtd Cnty
              Correctional Fac Proj (Prerefunded @10/01/10)
              (FGIC Insd)                                                  5.750        10/01/30              1,583,204
         460  Middlesex Cnty, NJ Impt Auth Street Student Hsg
              Proj Ser A                                                   2.500        08/15/06                456,591
       1,005  Morris Union Jointure Cmnty NJ Ctfs Part (Radian
              Insd)                                                        4.000        05/01/08              1,027,773
       1,000  Morris Union Jointure Cmnty NJ Ctfs Part (Radian
              Insd)                                                        5.250        05/01/20              1,088,350
         265  New Jersey Econ Dev Auth First Mtg Winchester Ser
              A Rfdg                                                       2.600        11/01/05                264,210
         400  New Jersey Econ Dev Auth First Mtg Winchester Ser
              A Rfdg                                                       3.000        11/01/06                396,616
       1,500  New Jersey Econ Dev Auth Rev Cigarette Tax                   5.500        06/15/16              1,681,320
         415  New Jersey Hlthcare Fac Fin Auth Rev Christ Hosp
              Group Issue (Escrowed to Maturity) (Connie Lee
              Insd)                                                        7.000        07/01/06                423,869
       1,000  New Jersey Hlthcare Fac Fin Auth Rev St Clare's
              Hosp Inc A Rfdg (Radian Insd)                                5.250        07/01/20              1,076,490
       1,000  New Jersey Hlthcare Fac Fin Auth Rev Virtua Hlth
              Issue (FSA Insd)                                             5.250        07/01/10              1,077,920
         670  New Jersey St Edl Fac Auth Fairleigh Dickinson
              Univ Ser D (ACA Insd)                                        5.000        07/01/05                670,034
         455  Rahway, NJ Ctfs Partn (MBIA Insd)                            5.500        02/15/16                503,053
         565  Rahway, NJ Ctfs Partn (MBIA Insd)                            5.600        02/15/17                626,308
                                                                                                       -----------------
                                                                                                             11,986,218
                                                                                                       -----------------

              NEW MEXICO    1.4%
       1,000  Jicarilla, NM Apache Nation Rev Ser A (Acquired
              10/23/2003, Cost $1,020,380) (d)                             5.500        09/01/23              1,082,100
         700  Jicarilla, NM Apache Nation Rev Ser A (Acquired
              10/23/2003, Cost $728,707) (d)                               4.000        09/01/08                714,014
                                                                                                       -----------------
                                                                                                              1,796,114
                                                                                                       -----------------

              NEW YORK    3.2%
         225  Brookhaven, NY Indl Dev Agy Sr Residential Hsg
              Rev Woodcrest Estates Fac Ser A (AMT)                        5.875        12/01/09                232,459
       1,000  Long Island Pwr Auth NY Elec Gen Ser C                       5.500        09/01/17              1,112,810
         500  New York City Indl Dev Agy Rev Liberty 7 World
              Trade Ctr Ser A                                              6.250        03/01/15                528,650
         480  New York City Ser A                                          7.000        08/01/07                508,613
          20  New York City Ser A (Prerefunded @ 08/01/06)                 7.000        08/01/07                 21,244
         500  New York St Dorm Auth Rev Mt Sinai NYU Hlth Ser C
              (e)                                                          5.000        07/01/11                509,760
           5  Niagara Falls, NY Pub Impt (MBIA Insd)                       6.900        03/01/20                  5,068
       1,000  Tobacco Settlement Fin Corp NY Ser C-1                       5.250        06/01/13              1,059,110
                                                                                                       -----------------
                                                                                                              3,977,714
                                                                                                       -----------------

              NORTH CAROLINA    1.5%
         630  North Carolina Eastn Mun Pwr Agy Pwr Sys Rev Ser D           6.450        01/01/14                705,896
       1,000  North Carolina Muni Pwr Agy Ser A (MBIA Insd)                5.250        01/01/19              1,097,310
                                                                                                       -----------------
                                                                                                              1,803,206
                                                                                                       -----------------

              OHIO    6.3%
         500  Athens Cnty, OH Hosp Facs Rev & Impt O' Bleness
              Mem Ser A Rfdg                                               6.250        11/15/13                525,580



       1,370  Cleveland, OH Non Tax Rev Cleveland Stadium Proj
              Rfdg (AMBAC Insd)                                            5.125        12/01/20              1,503,123
         500  Dayton, OH Spl Fac Rev Afco Cargo Day LLC Proj
              (AMT)                                                        6.000        04/01/09                489,170
       2,675  Ohio Mun Elec Generation Agy Jt Venture 5 Ctfs
              Ben Int Rfdg (AMBAC Insd)                                    5.000        02/15/21              2,875,465
       1,160  Sugarcreek, OH Loc Sch Dist Sch Impt Rfdg (MBIA
              Insd) (a)                                                    5.250        12/01/18              1,292,576
       1,010  Toledo, OH Swr Sys Rev (AMBAC Insd)                          5.000        11/15/18              1,103,011
                                                                                                       -----------------
                                                                                                              7,788,925
                                                                                                       -----------------

              OKLAHOMA    0.9%
       1,000  University of Oklahoma Rev Multiple Fac (MBIA
              Insd)                                                        5.000        06/01/19              1,085,700
                                                                                                       -----------------

              OREGON    4.5%
       2,575  Emerald Peoples Util Dist OR Ser A Rfdg (FSA
              Insd) (a)                                                    5.250        11/01/16              2,874,576
       1,485  Oregon St Dept Admin Svcs Lottery Rev Ser B (FSA
              Insd)                                                        5.000        04/01/18              1,628,718
       1,000  Port Morrow, OR Pollutn Ctl Portland Gen A Rfdg              5.200        05/01/33              1,051,530
                                                                                                       -----------------
                                                                                                              5,554,824
                                                                                                       -----------------

              PENNSYLVANIA    11.8%
         250  Allegheny Cnty, PA Redev Auth Rev Pittsburgh
              Mills Proj                                                   5.100        07/01/14                261,550
       1,320  Canon McMillan Sch Dist PA Ser A Rfdg (MBIA Insd)            5.000        12/15/15              1,459,788
         500  Delaware Cnty, PA Indl Dev Auth Rev Res Recovery
              Fac Ser A Rfdg                                               6.100        07/01/13                528,500
       1,000  Erie, PA Ser A (FSA Insd)                                    5.000        11/15/18              1,096,750
         500  Montgomery Cnty, PA Indl Dev Auth Rev Mtg
              Whitemarsh Cont Care Proj                                    6.000        02/01/21                530,645
       1,000  Pennsylvania St High Edl Fac Auth Rev Univ PA
              Hlth Sys Ser A                                               5.000        08/15/08              1,050,810
       1,300  Philadelphia, PA Gas Wks Rev Eighteenth Ser                  5.250        08/01/18              1,421,173
         900  Philadelphia, PA Gas Wks Rev Third Ser (FSA Insd)            5.000        08/01/10                978,102
       2,000  Philadelphia, PA Redev Auth Rev Neighborhood
              Trans Ser A (FGIC Insd)                                      5.500        04/15/16              2,231,500
       1,500  Springfield, PA Sch Dist DE Ser A (FGIC Insd)                5.000        03/15/20              1,625,940
       1,090  Wilson, PA Area Sch Dist (FGIC Insd)                         5.125        03/15/17              1,199,371
       2,070  York Cnty, PA Sch Technology (FGIC Insd)                     5.375        02/15/16              2,304,262
                                                                                                       -----------------
                                                                                                             14,688,391
                                                                                                       -----------------

              RHODE ISLAND    0.9%
       1,000  Rhode Island St Econ Dev Grant Antic RI Dept
              Trans Ser A (FSA Insd)                                       5.000        06/15/15              1,100,470
                                                                                                       -----------------

              SOUTH CAROLINA    1.8%
       1,020  Berkeley Cnty, SC Impt & Rfdg (FSA Insd)                     5.000        09/01/17              1,113,452
       1,065  Lexington, SC Wtr & Swr Rev & Impt Comb Ser A
              Rfdg (MBIA Insd) (a)                                         5.000        04/01/14              1,157,421
                                                                                                       -----------------
                                                                                                              2,270,873
                                                                                                       -----------------

              SOUTH DAKOTA    1.3%
       1,515  Minnehaha Cnty, SD Ctfs Ltd Tax (FSA Insd)                   5.000        12/01/18              1,655,168
                                                                                                       -----------------

              TENNESSEE    1.9%
         500  Chattanooga, TN Hlth Edl & Hsg Fac CDFI Phase I
              LLC Proj Ser A Rfdg                                          5.000        10/01/15                518,030
       1,050  Franklin, TN Spl Sch Dist Cap Apprec (FSA Insd)                  *        06/01/15                713,024
       1,000  Gatlinburg, TN Pub Bldg Auth Rfdg (AMBAC Insd)               5.750        12/01/11              1,142,650
                                                                                                       -----------------
                                                                                                              2,373,704
                                                                                                       -----------------

              TEXAS    2.7%
         740  Austin, TX Util Sys Rev Comb Ser A Rfdg (MBIA
              Insd)                                                        5.375        11/15/05                741,702
         395  Brazos River Auth TX Pollutn Ctl Rev Adj TXU Elec
              Co Proj Ser C Rfdg (AMT)                                     5.750        05/01/36                423,325
         500  Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj             5.000        08/15/13                518,690
         350  Hidalgo Cnty, TX Hlth Svcs Mission Hosp Inc Proj             5.000        08/15/19                359,580
       1,000  Lower Colorado Riv Auth TX LCRA Svcs Corp Proj
              Rfdg (FGIC Insd)                                             5.000        05/15/17              1,078,720
         300  San Antonio, TX Hsg Fin Corp Multi-Family Hsg Rev
              Beverly Oaks Apt Proj Ser A (a)                              7.500        02/01/10                285,558
                                                                                                       -----------------
                                                                                                              3,407,575
                                                                                                       -----------------

              UTAH    0.0%
          15  Utah St Hsg Fin Agy Single Family Mtg Mezz Ser A
              (AMT) (FHA/VA Gtd)                                           7.150        07/01/12                 15,325
                                                                                                       -----------------

              VIRGINIA    0.8%
       1,000  Tobacco Settlement Fin Corp VA Asset Bkd                     5.250        06/01/19              1,028,780
                                                                                                       -----------------

              WASHINGTON    0.4%
         510  Skagit Cnty, WA Pub Hosp Dist No 001 Skagit Vly
              Hosp                                                         5.250        12/01/10                541,100
                                                                                                       -----------------

              WEST VIRGINIA    1.2%
       1,500  West Virginia St Hosp Fin Auth (MBIA Insd)                   6.100        01/01/18              1,503,945
                                                                                                       -----------------

              WISCONSIN    0.4%
         500  Wisconsin St Hlth & Edl Facs Beaver Dam Cmnty
              Hosp Inc                                                     5.500        08/15/14                501,665
                                                                                                       -----------------
TOTAL LONG-TERM INVESTMENTS    98.0%
   (Cost $117,787,625)                                                                                      121,834,254

SHORT-TERM INVESTMENT    0.4%
   (Cost $500,000)                                                                                              500,000
                                                                                                       -----------------

TOTAL INVESTMENTS    98.4%
   (Cost $118,287,625)                                                                                      122,334,254

OTHER ASSETS IN EXCESS OF LIABILITIES    1.6%                                                                 2,032,965
                                                                                                       -----------------

NET ASSETS    100.0%                                                                                       $124,367,219
                                                                                                       =================

              Percentages are calculated as a percentage of net assets.

*             Zero coupon bond

(a)           The Fund owns 100% of the bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.9% of net assets.

(e)           Securities purchased on a when-issued or delayed delivery basis.

ACA         - American Capital Access

AMBAC       - AMBAC Indemnity Corp.

AMT         - Alternative Minimum Tax

Connie Lee  - Connie Lee Insurance Co.

FGIC        - Financial Guaranty Insurance Co.

FHA/VA      - Federal Housing Administration/Department of Veterans Affairs

FSA         - Financial Security Assurance Inc.

MBIA        - Municipal Bond Investors Assurance Corp.

Radian      - Radian Asset Assurance

XLCA        - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005.


                                                                                       UNREALIZED
                                                                                      APPRECIATION/
                                                                     CONTRACTS        DEPRECIATION
            SHORT CONTRACTS:
               U.S. Treasury Note 2 -Year
               Futures September 2005
               (Current Notional Value of
               $207,688 per contract)                                           61            $3,569
               U.S. Treasury Note 5 -
               Year Futures September
               2005 (Current Notional
               Value of $108,891 per
               contract)                                                       130           (13,723)
                                                                 ------------------ ------------------
                                                                               191          ($10,154)
                                                                 ================== ==================

VAN KAMPEN MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)



PAR
AMOUNT
(000)          DESCRIPTION                                  COUPON       MATURITY              VALUE

               MUNICIPAL BONDS    98.7%
               ALABAMA    0.2%
    1,000      Jefferson Cnty, AL Ltd Oblig Sch
               Wt Ser A                                      5.000       01/01/24            $ 1,055,240
        3      Mobile, AL Indl Dev Brd Solid
               Waste Disp Rev Mobile Energy Svc
               Co Proj Rfdg                                  6.950       01/01/20                     59
                                                                                         ----------------
                                                                                               1,055,299
                                                                                         ----------------

               ARIZONA    3.3%
    8,685      Arizona Sch Fac Brd Ctf Ser B
               (Prerefunded @ 09/01/13) (FGIC
               Insd)                                         5.250       09/01/17              9,836,805
    5,000      Phoenix, AZ Civic Impt Corp Sr
               Lien Ser B (AMT) (FGIC Insd)                  5.250       07/01/32              5,284,600
    2,500      Phoenix, AZ Indl Dev Auth Mtg
               Christian Care Apt Proj Ser A Rfdg            6.500       01/01/26              2,581,275
    1,875      Scottsdale, AZ Indl Dev Hosp
               Scottsdale Mem Hosp Ser A Rfdg
               (AMBAC Insd)                                  6.000       09/01/12              2,025,787
    1,750      Scottsdale, AZ Indl Dev Hosp
               Scottsdale Mem Hosp Ser A Rfdg
               (AMBAC Insd)                                  6.125       09/01/17              1,893,202
                                                                                         ----------------
                                                                                              21,621,669
                                                                                         ----------------

               ARKANSAS    0.1%
    1,270      Jackson Cnty, AR Hlthcare Fac Brd
               First Mtg Hosp Rev Newport Hosp &
               Clinic Inc                                    7.375       11/01/11                911,771
                                                                                         ----------------

               CALIFORNIA    13.1%
    4,870      Anaheim, CA Pub Fin Auth Lease Rev
               Cap Apprec Sub Pub Impt Proj C
               (FSA Insd)                                        *       09/01/20              2,523,975
      305      California Infrastructure & Econ
               Dev Bk Rev Bay Area Toll Brdgs
               First Lien A (FSA Insd)                       5.250       07/01/20                339,947
    5,000      California Infrastructure & Econ
               Dev Bk Rev Rites-PA-1202R (Inverse
               Fltg) (Acquired 09/10/03, Cost
               $5,484,100) (FSA Insd) (a) (b) (c)            7.984       07/01/11              6,145,800
    5,725      California St (FSA Insd)                      5.000       02/01/29              6,082,469
   10,000      California St Dept Wtr Res Pwr Ser
               A (AMBAC Insd) (d)                            5.500       05/01/16             11,262,300
    5,000      California St Dept Wtr Res Pwr Ser
               A (XLCA Insd)                                 5.375       05/01/17              5,551,650
    6,575      California St Dept Wtr Res Pwr
               Supply Rev Rites-PA-1201R (Inverse
               Fltg) (Acquired 09/08/03, Cost
               $7,143,277) (MBIA Insd) (a) (b)               7.984       05/01/20              7,923,072
    7,500      California St Drivers Ser 482
               (Inverse Fltg) (Acquired 07/19/04,
               Cost $8,325,750) (XLCA Insd) (a)
               (b) (c)                                       7.910       10/01/10              8,956,275
    3,500      California St Pub Wks Brd Lease
               Rev Dept Corrections Ser C                    5.250       06/01/28              3,754,380

    1,350      California Statewide Cmnty Dev
               Auth Rev Daughters of Charity Hlth
               Ser A                                         5.000       07/01/39              1,402,123
    2,640      Escondido, CA Jt Pwrs Fin Auth
               Lease Rev (AMBAC Insd)                            *       09/01/13              1,600,025
    5,430      Escondido, CA Jt Pwrs Fin Auth
               Lease Rev (AMBAC Insd)                            *       09/01/14              3,072,131
    3,000      Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg (MBIA
               Insd)                                             *       01/15/17              1,743,630
   21,000      Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg                       *       01/15/24              7,309,680
   15,000      Foothill/Eastern Corridor Agy CA
               Toll Rd Rev Cap Apprec Rfdg                       *       01/15/30              3,611,400
    6,695      San Francisco, CA City & Cnty
               Second Ser Issue 29 B Rfdg (FGIC
               Insd)                                         5.125       05/01/20              7,246,199
    1,600      Turlock, CA Hlth Fac Rev Ctf Partn
               Emanuel Med Ctr Inc                           5.375       10/15/34              1,677,984
    5,000      West Contra Costa CA Uni Election
               of 2002 Ser B (FSA Insd)                      5.000       08/01/26              5,294,650
                                                                                         ----------------
                                                                                              85,497,690
                                                                                         ----------------

               COLORADO    6.0%
    2,840      Adams Cnty, CO Single Family Mtg
               Rev Ser A (Escrowed to Maturity)
               (c)                                           8.875       08/01/10              3,573,032
    5,000      Arapahoe Cnty, CO Wtr & Waste Proj
               Ser A (MBIA Insd)                             5.125       12/01/32              5,327,450
    5,000      Colorado Ed & Cultural Fac Auth
               Rev Impt Charter Sch Peak to Peak
               Rfdg (XLCA Insd)                              5.250       08/15/34              5,408,100
    1,000      Colorado Hlth Fac Auth Rev
               Evangelical Lutheran Ser A                    5.250       06/01/34              1,050,360
    5,000      Colorado Springs, CO Util Rev Sys
               Sub Lien Impt Ser A Rfdg                      5.000       11/15/21              5,365,900
    5,000      Colorado Springs, CO Util Rev Sys
               Sub Lien Impt Ser A Rfdg                      5.000       11/15/29              5,231,400
   15,000      E 470 Pub Hwy Auth Co Rev Cap
               Apprec Sr Ser B (MBIA Insd)                       *       09/01/20              7,739,550
    3,690      Jefferson Cnty, CO Residential Mtg
               Rev (Escrowed to Maturity) (c)               11.500       09/01/12              5,489,650
                                                                                         ----------------
                                                                                              39,185,442
                                                                                         ----------------

               CONNECTICUT    1.9%
    2,950      Bridgeport, CT Rol Ser II R 182
               (Inverse Fltg) (Acquired 07/09/02,
               Cost $3,323,232) (FGIC Insd) (a)
               (b) (c)                                       8.349       08/15/16              3,636,111
    2,785      Bridgeport, CT Rol Ser II R 182
               (Inverse Fltg) (Acquired 07/09/02,
               Cost $3,177,971) (FGIC Insd) (a)
               (b) (c)                                       8.349       08/15/15              3,440,199
    2,530      Mashantucket Western Pequot Tribe
               CT Spl Rev Ser A, 144A - Private
               Placement (e)                                 6.400       09/01/11              2,660,447
    2,470      Mashantucket Western Pequot Tribe
               CT Spl Rev Ser A, 144A - Private
               Placement (Prerefunded @ 09/01/07)
               (e)                                           6.400       09/01/11              2,655,719
                                                                                         ----------------
                                                                                              12,392,476
                                                                                         ----------------

               DISTRICT OF COLUMBIA    1.3%
    5,150      District Columbia Tax Incrmnt
               Gallary Place Proj (FSA Insd)                 5.250       07/01/27              5,572,454

    3,000      Metropolitan Washington DC Arpt
               Auth Sys Ser A (AMT) (FGIC Insd)              5.250       10/01/32              3,175,380
                                                                                         ----------------
                                                                                               8,747,834
                                                                                         ----------------

               FLORIDA    6.4%
    5,000      Broward Cnty, FL Arpt Sys Rev Ser
               J-I (AMT) (AMBAC Insd)                        5.250       10/01/26              5,304,150
    1,100      Capital Tr Agy FL Rev Ft
               Lauderdale Proj (AMT)                         5.750       01/01/32              1,118,513
    9,000      Dade Cnty, FL Gtd Entitlement Rev
               Cap Apprec Ser A Rfdg (MBIA Insd)                 *       02/01/18              4,387,590
      570      Escambia Cnty, FL Hlth Fac Auth
               Rev (AMBAC Insd)                              5.950       07/01/20                576,435
    6,385      Lake Cnty, FL Sch Brd Ctf Part
               (AMBAC Insd)                                  5.375       07/01/16              7,099,801
    5,000      Miami Dade Cnty, FL Spl Oblig Cap
               Apprec & Income Sub Ser A (MBIA
               Insd) (f)                                   0/5.000       10/01/24              3,534,150
    5,000      Miami Dade Cnty, FL Spl Oblig Cap
               Apprec & Income Sub Ser B (MBIA
               Insd) (f)                                   0/5.000       10/01/35              4,341,100
      500      Orange Cnty, FL Hlth Fac Auth Rev
               First Mtg Orlando Lutheran Twr
               Rfdg (Prerefunded @ 7/01/06)                  8.625       07/01/20                541,885
      595      Orange Cnty, FL Tourist Dev Tax
               Rev (Escrowed to Maturity) (AMBAC
               Insd)                                         6.000       10/01/16                604,693
   12,860      Orlando, FL Utils Commn Wtr Rfdg              5.250       10/01/19             14,256,596
                                                                                         ----------------
                                                                                              41,764,913
                                                                                         ----------------

               GEORGIA    1.1%
    6,310      Municipal Elec Auth GA Combustion
               Ser A (MBIA Insd)                             5.250       11/01/17              7,003,595
        5      Municipal Elec Auth GA Combustion
               Turbine Ser A (Prerefunded @
               11/01/12) (MBIA Insd)                         5.250       11/01/17                  5,623
                                                                                         ----------------
                                                                                               7,009,218
                                                                                         ----------------

               ILLINOIS    7.4%
    3,000      Chicago, IL Lakefront Millennium
               Pkg Fac (MBIA Insd) (f)                     0/5.650       01/01/19              3,193,350
    1,000      Chicago, IL Metro Wtr Reclamation
               Dist Gtr Chicago (Escrowed to
               Maturity)                                     7.000       01/01/11              1,161,320
    8,050      Chicago, IL O'Hare Intl Arpt Rev
               Gen Arpt Third Lien C-2 Rfdg (AMT)
               (XLCA Insd)                                   5.250       01/01/34              8,563,268
    5,100      Chicago, IL O'Hare Intl Arpt Spl
               Fac Rev United Airl Proj Ser B
               Rfdg (AMT) (g) (h)                            5.200       04/01/11                813,042
    3,210      Chicago, IL Proj & Rfdg Ser C
               (FGIC Insd) (c)                               5.750       01/01/16              3,590,128
      110      Chicago, IL Single Family Mtg Rev
               Ser A (AMT) (GNMA Collateralized)             7.000       09/01/27                110,446
    1,000      Chicago, IL Tax Increment Alloc
               Santn Drain & Ship Canal Ser A                7.750       01/01/14              1,039,290
    2,000      Chicago, IL Tax Increment Alloc
               Sub Cent Loop Redev Ser A                     6.500       12/01/05              2,025,600
    1,000      Cook Cnty, IL Cmnty College Dist
               No 508 Chicago Ctf Part (FGIC Insd)           8.750       01/01/07              1,085,730
    5,000      Cook Cnty, IL Ser A (FGIC Insd)               5.500       11/15/31              5,460,050
    1,500      Hodgkins, IL Tax Increment Ser A
               Rfdg                                          7.625       12/01/13              1,560,960
    1,310      Huntley, IL Increment Alloc Rev
               Huntley Redev Proj Ser A                      8.500       12/01/15              1,351,462
      170      Illinois Dev Fin Auth Rev Cmnty
               Fac Clinic Altgeld Proj                       8.000       11/15/06                166,005
    5,000      Illinois St First Ser (FSA Insd)              5.250       12/01/21              5,495,250

    9,250      Metropolitan Pier & Expo Auth IL
               Dedicated St Tax Rev Cap Apprec
               McCormick Rfdg (MBIA Insd) (f)              0/5.400       06/15/19              7,329,793
    4,100      Pingree Grove Village, IL Spl Svc
               Area No 1 Spl Tax Ser 05-1
               Cambridge Lakes Proj                          5.250       03/01/15              4,194,915
    1,120      Saint Charles, IL Indl Dev Rev
               Tri-City Ctr Proj (Acquired
               11/17/93, Cost $1,120,000) (a)                7.500       11/01/13              1,120,526
                                                                                         ----------------
                                                                                              48,261,135
                                                                                         ----------------

               INDIANA    1.4%
    2,500      Indiana Bd Bk Spl Pgm Hendricks
               Redev (Prerefunded @ 02/01/07)
               (LOC - Canadian Imperial Bank)                6.200       02/01/23              2,681,675
    1,900      Indiana Hlth Fac Fin Auth Rev
               Hoosier Care Proj Ser A                       7.125       06/01/34              1,775,968
      550      Indianapolis, IN Loc Pub Impt Bd
               Bk Ser D                                      6.750       02/01/14                657,564
      140      Saint Joseph Cnty, IN Redev Dist
               Tax Increment Rev Ser B (c)                       *       06/30/11                 89,541
      140      Saint Joseph Cnty, IN Redev Dist
               Tax Increment Rev Ser B (c)                       *       06/30/12                 82,944
      135      Saint Joseph Cnty, IN Redev Dist
               Tax Increment Rev Ser B (c)                       *       06/30/13                 74,092
      130      Saint Joseph Cnty, IN Redev Dist
               Tax Increment Rev Ser B (c)                       *       06/30/14                 66,092
      130      Saint Joseph Cnty, IN Redev Dist
               Tax Increment Rev Ser B (c)                       *       06/30/15                 61,222
      135      Saint Joseph Cnty, IN Redev Dist
               Tax Increment Rev Ser B (c)                       *       06/30/16                 58,907
      225      Saint Joseph Cnty, IN Redev Dist
               Tax Increment Rev Ser B (c)                       *       06/30/17                 90,947
    3,295      Vigo Cnty, IN Elem Sch Bldg First
               Mtg Impt & Rfdg (FSA Insd)                    5.250       01/10/22              3,557,084
                                                                                         ----------------
                                                                                               9,196,036
                                                                                         ----------------

               IOWA    0.4%
      175      Iowa Fin Auth Hosp Fac Rev Trinity
               Regl Hosp Proj (FSA Insd)                     6.000       07/01/07                180,702
    2,400      Iowa Fin Auth Hosp Fac Rev Trinity
               Regl Hosp Proj (FSA Insd)                     5.750       07/01/17              2,562,624
                                                                                         ----------------
                                                                                               2,743,326
                                                                                         ----------------

               KANSAS    1.1%
    6,600      Sedgwick Cnty, KS Uni Sch Dist No
               259 Wichita (Prerefunded @
               09/01/10) (MBIA Insd) (c)                     5.625       09/01/13              7,406,124
                                                                                         ----------------

               LOUISIANA    0.7%
    4,350      Ernest N Morial New Orleans, LA
               Exhib Hall Auth Spl Tax Sub Ser A
               (AMBAC Insd)                                  5.000       07/15/33              4,574,721
                                                                                         ----------------

               MASSACHUSETTS    2.1%
    3,500      Massachusetts St Hlth & Ed Fac
               Auth Rev Ser G (MBIA Insd)                    5.000       07/01/13              3,541,160
    1,500      Massachusetts St Indl Fin Agy
               Hillcrest Ed Ctr Inc Proj
               (Prerefunded @ 07/01/05)                      8.450       07/01/18              1,515,225
    2,770      Massachusetts St Indl Fin Agy Rev
               First Mtg Reeds Landing Proj                  7.100       10/01/28              2,761,136

    5,000      Massachusetts St Rites PA 1290 -
               Private Placement (Inverse Fltg)
               (Acquired 03/23/05, Cost
               $5,458,000) (FSA Insd) (a) (b) (c)            7.514       03/01/24              5,832,450
                                                                                         ----------------
                                                                                              13,649,971
                                                                                         ----------------

               MICHIGAN    4.0%
      825      Detroit, MI Loc Dev Fin Auth Tax
               Increment Sub Ser C  (Acquired
               09/08/97, Cost $825,000) (a)                  6.850       05/01/21                847,910
    5,000      Detroit, MI Sew Disp Rev Sr Lien
               Ser A Rfdg (FGIC Insd)                        5.125       07/01/31              5,306,850
    5,000      Michigan St Bldg Auth Rev Fac Pgm
               Ser II (Prerefunded @ 10/15/11)               5.500       10/15/16              5,635,850
    5,000      Michigan St Strategic Fd Detroit
               Edison Co Proj C Rfdg (AMT) (XLCA
               Insd)                                         5.450       12/15/32              5,372,050
    9,739      Michigan St Strategic Fd Ltd Oblig
               Rev Great Lakes Pulp & Fiber Proj
               (AMT) (g) (i)                                 8.000       12/01/27              1,438,231
    1,935      Michigan St Strategic Fd Solid
               Genesee Pwr Sta Proj Rfdg (AMT)               7.500       01/01/21              1,836,276
    5,000      Western Townships, MI Util Sew
               Rfdg (MBIA Insd)                              5.250       01/01/16              5,410,300
                                                                                         ----------------
                                                                                              25,847,467
                                                                                         ----------------

               MISSOURI    1.7%
    3,000      Kansas City, MO Indl Dev Auth
               Plaza Lib Proj                                6.000       03/01/16              3,194,610
    2,835      Kansas City, MO Port Auth Fac
               Riverfront Park Proj Ser A (c)                5.750       10/01/06              2,864,994
    3,935      Macon, MO Ctf Part (MBIA Insd)                5.250       08/01/17              4,232,958
      460      Saint Louis, MO Tax Increment Rev
               Scullin Redev Area Ser A                     10.000       08/01/10                524,685
                                                                                         ----------------
                                                                                              10,817,247
                                                                                         ----------------

               NEW HAMPSHIRE    0.7%
    1,295      New Hampshire Higher Ed & Hlth Fac
               Auth Rev (c)                                  8.800       06/01/09              1,371,314
      625      New Hampshire Higher Ed & Hlth Fac
               Auth Rev Daniel Webster College
               Issue Rfdg (c)                                6.100       07/01/09                654,431
      700      New Hampshire St Business Fin Auth
               Elec Fac Rev Plymouth
               Cogeneration  (AMT) (Acquired
               06/29/93, Cost $685,140) (a)                  7.750       06/01/14                719,012
    1,000      New Hampshire St Business Fin Auth
               Rev Alice Peck Day Hlth Sys Ser A             6.875       10/01/19              1,053,340
    1,000      New Hampshire St Tpk Sys Rev Ser A
               Rfdg (FGIC Insd)                              6.750       11/01/11              1,071,520
                                                                                         ----------------
                                                                                               4,869,617
                                                                                         ----------------

               NEW JERSEY    6.6%
    2,000      Camden Cnty, NJ Impt Auth Lease
               Rev Dockside Refrig (Acquired
               01/29/97, Cost $2,074,739) (a) (j)            8.400       04/01/24              1,900,440
    3,250      Landis, NJ Sew Auth Swr Rev
               (Inverse Fltg) (FGIC Insd)(b)                 8.220       09/19/19              4,183,985
    6,130      Middlesex Cnty, NJ Util Auth Swr
               Rev Ser A Rfdg (MBIA Insd)                    6.250       08/15/10              6,703,707
    2,000      New Jersey Econ Dev Auth Cigarette
               Tax                                           5.750       06/15/34              2,154,340
    2,000      New Jersey Econ Dev Auth Holt
               Hauling & Warehsg Rev Ser G Rfdg
               (g)                                           8.400       12/15/15              1,586,680

    1,900      New Jersey Econ Dev Auth Rev First
               Mtg Winchester Gardens Ser A
               (Prerefunded @ 11/01/06)                      8.500       11/01/16              2,080,348
      350      New Jersey Econ Dev Auth Rev RWJ
               Hlthcare Corp (FSA Insd)                      6.250       07/01/14                354,295
    1,000      New Jersey Econ Dev Auth Rev Utd
               Methodist Homes (Prerefunded @
               07/01/05)                                     7.500       07/01/20              1,020,130
    1,000      New Jersey Econ Dev Auth Rev Utd
               Methodist Homes (Prerefunded @
               07/01/05)                                     7.500       07/01/25              1,020,130
      755      New Jersey St Tpk Auth Tpk Rev Ser
               C (MBIA Insd)                                 6.500       01/01/16                920,949
    2,725      New Jersey St Tpk Auth Tpk Rev Ser
               C (Escrowed to Maturity) (MBIA
               Insd)                                         6.500       01/01/16              3,291,037
    5,710      New Jersey St Trans Corp Ctf Fed
               Trans Admin Gnt Ser A (AMBAC Insd)            5.750       09/15/10              6,267,639
   10,000      New Jersey St Trans Corp Ctf Fed
               Trans Admin Gnt Ser B (Prerefunded
               @ 09/15/10) (AMBAC Insd)                      6.000       09/15/15             11,419,000
                                                                                         ----------------
                                                                                              42,902,680
                                                                                         ----------------

               NEW YORK    13.7%
    5,000      Metropolitan Trans Auth NY Rev Ser
               B (FGIC Insd)                                 5.250       11/15/18              5,572,600
    3,000      New York City Indl Dev Agy Rev
               Liberty 7 World Trade Ctr Ser A               6.250       03/01/15              3,171,900
    5,000      New York City Muni Wtr Fin Auth
               Wtr & Swr Sys Rev Rites PA 1289
               (Inverse Fltg) (Acquired 03/09/05,
               Cost $5,451,150) (MBIA Insd) (a)(b)           7.504       06/15/27              5,810,300
    4,800      New York City, Ser A                           7.000       08/01/07              5,086,128
   17,360      New York City, Ser B (MBIA Insd)              5.875       08/01/15             19,727,904
    4,500      New York City, Ser B (Prerefunded @
               08/01/10) (MBIA Insd)                         5.875       08/01/15              5,144,175
    5,000      New York City Transitional Drivers
               Ser 307 (Inverse Fltg) (Acquired
               11/06/02, Cost $5,439,826) (AMBAC
               Insd) (a) (b) (c)                             7.910       08/01/19              6,092,850
    5,000      New York City Transitional Fin
               Auth Future Tax Secd Ser E                    5.000       02/01/33              5,289,000
      695      New York St Dorm Auth Rev Mental
               Hlth Ser A                                    5.750       02/15/11                737,277
      680      New York St Dorm Auth Rev Mental
               Hlth Ser A                                    5.750       02/15/12                721,364
    1,590      New York St Dorm Auth Rev Mental
               Hlth Ser A (Prerefunded @ 02/15/07)           5.750       02/15/11              1,697,770
    1,595      New York St Dorm Auth Rev Mental
               Hlth Ser A (Prerefunded @ 02/15/07)           5.750       02/15/12              1,703,109
    2,500      New York St Energy Resh & Dev Auth
               Gas Fac Rev (Inverse Fltg) (b)                9.917       04/01/20              3,013,800
    3,000      New York St Energy Resh & Dev Auth
               Gas Fac Rev Brooklyn Union Gas Ser
               B (Inverse Fltg) (AMT) (b)                   10.933       07/01/26              3,329,610
   10,725      New York St Environmental Fac Rev
               Fds-Second Resolution (c)                     5.000       06/15/20             11,701,619
   10,000      Triborough Brdg & Tunl Auth NY Gen
               Ser B Rfdg                                    5.000       11/15/22             10,711,300
                                                                                         ----------------
                                                                                              89,510,706
                                                                                         ----------------

               NORTH CAROLINA    1.9%
    8,700      North Carolina Muni Pwr Agy Ser A
               (MBIA Insd)                                   5.250       01/01/19              9,546,597
    2,655      Wilmington, NC Ctf Part Ser A
               (AMBAC Insd)                                  5.000       06/01/32              2,824,655

                                                                                         ----------------
                                                                                              12,371,252
                                                                                         ----------------

               OKLAHOMA    0.4%
    2,250      Oklahoma City, OK Pub Ppty Auth
               Hotel Tax Rev (FGIC Insd)                     5.250       10/01/29              2,477,543
      365      Oklahoma Hsg Fin Agy Single Family
               Rev Mtg Class B (AMT) (GNMA
               Collateralized)                               7.997       08/01/18                371,884
                                                                                         ----------------
                                                                                               2,849,427
                                                                                         ----------------

               OREGON    2.7%
    5,000      Oregon Hlth Sciences Univ Insd Ser
               A (MBIA Insd)                                 5.250       07/01/22              5,507,150
    1,000      Port Morrow, OR Pollutn Ctl
               Portland Gen A Rfdg                           5.200       05/01/33              1,051,530
   10,000      Portland, OR Swr Sys Rev Ser A
               (Prerefunded @ 08/01/10) (FGIC
               Insd)                                         5.750       08/01/18             11,263,800
                                                                                         ----------------
                                                                                              17,822,480
                                                                                         ----------------

               PENNSYLVANIA    1.4%
    2,000      Delaware Cnty, PA Indl Dev Auth
               Rev Res Recovery Fac Ser A Rfdg               6.100       07/01/13              2,114,000
    1,000      Montgomery Cnty, PA Indl Dev Auth
               Rev Mtg Whitemarsh Cont Care Proj             6.250       02/01/35              1,065,980
    5,250      Philadelphia, PA Auth Indl Ser B
               (FSA Insd)                                    5.500       10/01/16              5,894,333
                                                                                         ----------------
                                                                                               9,074,313
                                                                                         ----------------

               RHODE ISLAND    0.5%
    1,110      Rhode Island St Econ Dev Corp Rev
               (c)                                           7.250       07/01/10              1,123,542
    2,000      Rhode Island St Hlth & Ed Bldg
               Higher Ed Johnson & Wales Rfdg
               (XLCA Insd)                                   5.375       04/01/19              2,200,520
                                                                                         ----------------
                                                                                               3,324,062
                                                                                         ----------------

               SOUTH CAROLINA    0.1%
      700      Piedmont Muni Pwr Agy SC Elec Rev
               Rfdg                                          5.000       01/01/25                700,049
                                                                                         ----------------

               SOUTH DAKOTA    0.4%
    1,000      South Dakota St Hlth & Ed Fac Auth
               Rev Huron Regl Med Ctr                        7.250       04/01/20              1,012,630
    1,250      South Dakota St Hlth & Ed Fac Auth
               Rev Sioux Vly Hosp & Hlth Sys Ser A           5.250       11/01/34              1,325,538
                                                                                         ----------------
                                                                                               2,338,168
                                                                                         ----------------

               TENNESSEE    1.3%
    1,000      Chattanooga, TN Hlth Ed & Hsg Fac
               Brd Rev CDFI Phase I LLC  Proj Ser
               A Rfdg                                        5.000       10/01/25              1,001,120
    4,000      Elizabethton, TN Hlth & Ed Fac Brd
               Rev Hosp Ser B Impt & Rfdg (MBIA
               Insd)                                         7.750       07/01/29              5,067,080
    2,000      Springfield, TN Hlth & Ed Jesse
               Holman Jones Hosp Proj
               (Prerefunded @ 04/01/06)                      8.500       04/01/24              2,125,780
                                                                                         ----------------
                                                                                               8,193,980
                                                                                         ----------------

               TEXAS    12.4%
      500      Bexar Cnty, TX Hlth Fac Dev Corp
               Hosp Rev Saint Luke's Lutheran Hosp
               (Escrowed to Maturity)                        7.000       05/01/21                670,795

    3,170      Brazos Riv Auth TX Pollutn Ctl
               Rev Adj Elec Co Proj Ser C Rfdg
               (Variable Rate Coupon) (AMT)                  5.750       05/01/36              3,397,321
       90      Coastal Wtr Auth TX Conveyance Sys
               Rev (Escrowed to Maturity) (AMBAC
               Insd)                                         6.250       12/15/17                 90,185
    5,000      Dallas-Fort Worth, TX Intl Arpt
               Rev Impt Jt Ser A Impt Rfdg (AMT)
               (FGIC Insd)                                   5.500       11/01/31              5,350,850
    6,065      Harris Cnty, TX Toll Rd Sub Lien
               Rfdg                                          5.000       08/01/33              6,201,220
    5,000      Harris Cnty-Houston, TX Sports
               Auth Spl Rev Jr Lien Ser B Rfdg
               (MBIA Insd)                                   5.250       11/15/40              5,292,150
   10,000      Houston, TX Hotel Occupancy Tax
               Convtn & Entertnmnt Ser B (AMBAC
               Insd)                                         5.750       09/01/14             11,331,900
    7,500      Lower CO Riv Auth TX Rev Ser A
               Rfdg (Inverse Fltg) (Acquired
               10/20/99, Cost $7,623,805) (FSA
               Insd) (a) (b)                                 9.225       05/15/14              9,103,725
    6,250      Lower CO Riv Auth TX Rev Ser A
               Rfdg (Inverse Fltg) (Acquired
               10/20/99, Cost $6,312,134) (FSA
               Insd) (a) (b)                                 9.225       05/15/15              7,625,125
    3,250      Lower CO Riv Auth TX Rev Ser A
               Rfdg (Inverse Fltg) (Acquired
               10/20/99, Cost $3,254,875) (FSA
               Insd) (a) (b) (c)                             9.225       05/15/16              3,962,530
    5,000      Mabank, TX Indpt Sch Dist (PSF Gtd)           5.125       08/15/35              5,281,400
    5,210      Mabank, TX Indpt Sch Dist (PSF
               Gtd) (c)                                      5.000       08/15/30              5,469,041
    2,000      Metropolitan Hlth Fac Dev Corp TX
               Wilson N Jones Mem Hosp Proj                  7.200       01/01/21              2,070,420
    9,175      Midlothian, TX Indpt Sch Dist Rfdg
               (PSF Gtd)                                     5.000       02/15/34              9,581,728
      500      Texas Gen Svc Cmnty Part Int
               Office Bldg & Land Acquisition Proj           7.000       08/01/19                506,685
      500      Texas Gen Svc Cmnty Part Int
               Office Bldg & Land Acquisition Proj           7.000       08/01/24                506,625
      591      Texas Gen Svc Cmnty Part Lease
               Purch Ctf                                     7.500       02/15/13                594,328
    1,675      Texas St Dept Hsg & Cmnty Affairs
               Home Mtg Rev Coll Ser C-2 Rfdg
               (Inverse Fltg) (AMT) (GNMA
               Collateralized) (b)                          10.880       07/02/24              1,734,446
       40      Texas St Higher Ed Coordinating
               Brd College Student Ln Rev (AMT)              7.849       10/01/25                 40,296
    2,220      Wylie, TX Indpt Sch Dist Rfdg (PSF
               Gtd)                                          5.000       08/15/30              2,316,770
                                                                                         ----------------
                                                                                              81,127,540
                                                                                         ----------------

               UTAH    2.1%
    1,340      Hildale, UT Elec Rev Gas Turbine
               Elec Fac Proj (g)                             7.800       09/01/15                314,900
    1,000      Hildale, UT Elec Rev Gas Turbine
               Elec Fac Proj (g)                             8.000       09/01/20                235,000
    1,000      Hildale, UT Elec Rev Gas Turbine
               Elec Fac Proj (g)                             7.800       09/01/25                235,000
   11,000      Salt Lake City, UT Hosp Rev IHC
               Hosp Inc Rfdg                                 6.150       02/15/12             12,625,470
       10      Utah St Hsg Fin Agy Single Family
               Mtg Sr Ser A1 (AMT) (FHA Gtd)                 7.100       07/01/14                 10,216
       10      Utah St Hsg Fin Agy Single Family
               Mtg Sr Ser A2 (AMT) (FHA Gtd)                 7.200       01/01/27                 10,215
                                                                                         ----------------
                                                                                              13,430,801
                                                                                         ----------------

               VERMONT    0.2%
    1,000      Vermont Ed & Hlth Bldg Fin Agy Rev
               Bennington College Proj                       6.625       10/01/29              1,043,770

                                                                                         ----------------

               WASHINGTON    1.3%
    8,000      King Cnty, WA Sch Dist No 411
               (FGIC Insd) (c)                               5.250       12/01/20              8,815,360
                                                                                         ----------------

               WEST VIRGINIA    0.8%
    1,500      West Virginia St Hosp Fin Auth
               Hosp Rev Bears & Bulls WV Univ Med
               Corp Rfdg (MBIA Insd)                         6.100       01/01/18              1,503,945
    4,000      West Virginia St Hosp Fin Auth
               Hosp Rev Bears & Bulls WV Univ Med
               Corp Rfdg (MBIA Insd)                         6.100       01/01/18              4,010,240
                                                                                         ----------------
                                                                                               5,514,185
                                                                                         ----------------

TOTAL INVESTMENTS    98.7%
   (Cost $614,790,243)                                                                       644,570,729

OTHER ASSETS IN EXCESS OF LIABILITIES    1.3%                                                  8,696,880
                                                                                         ----------------

NET ASSETS    100.0%                                                                        $653,267,609
                                                                                         ================

              Percentages are calculated as a percentage of net assets.

*             Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 8.9% of net assets.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. These instruments are typically used by the Fund to enhance the yield of the portfolio. The price of these securities may be more volatile than the price of a comparable fixed rate security. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(c)           The Fund owns 100% of the bond issuance.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(e) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(g)           Non-income producing security.

(h) This borrower has filed for protection in federal bankruptcy court.

(i)           Payment-in-kind security.

(j) Interest is accruing at less than the stated coupon.

AMBAC       - AMBAC Indemnity Corp.

AMT         - Alternative Minimum Tax

FGIC        - Financial Guaranty Insurance Co.

FHA         - Federal Housing Administration

FSA         - Financial Security Assurance Inc.

GNMA        - Government National Mortgage Association

LOC         - Letter of Credit

MBIA        - Municipal Bond Investors Assurance Corp.

PSF         - Public School Fund

XLCA        - XL Capital Assurance Inc.


FUTURE CONTRACTS OUTSTANDING AS OF JUNE 30, 2005

                                                                                                        UNREALIZED
                                                                                                       APPRECIATION/
                                                                                 CONTRACTS             DEPRECIATION
SHORT CONTRACTS:
              U.S. Treasury Notes 2-year Futures September 2005  (Current
              Notional Value of $207,688 per contract)                                  142              $      8,307

              U.S. Treasury Notes 5-year Futures September 2005  (Current
              Notional Value of $108,891 per contract)                                  305                   (32,196)
                                                                                 -------------          --------------
                                                                                        447              $    (23,889)
                                                                                 =============          ==============

VAN KAMPEN NEW YORK TAX FREE INCOME FUND

Portfolio of Investments June 30, 2005 (Unaudited)

PAR
AMOUNT
(000)                 DESCRIPTION                                                 COUPON         MATURITY          VALUE

                 MUNICIPAL BONDS    100.1%
                 NEW YORK    97.9%
$    1,290       Albany Cnty, NY Indl Dev Agy Indl Dev Rev Albany
                 College of Pharmacy Ser A                                         5.625  %      12/01/34      $ 1,366,020
       330       Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van Allen Proj
                 Ser A                                                             6.875         06/01/39          322,770
     1,250       Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo
                 Proj (FSA Insd)                                                   5.750         05/01/21        1,412,312
     1,250       Erie Cnty, NY Indl Dev Agy Sch Fac Rev City of Buffalo
                 Proj (FSA Insd)                                                   5.750         05/01/22        1,412,312
     1,250       Hempstead Town, NY Indl Dev Adelphi Univ Civic Fac                5.750         06/01/22        1,392,625
       500       Islip, NY Cmnty Dev Agy Cmnty Dev Rev NY Institute of
                 Technology Rfdg (Prerefunded @ 03/01/06)                          7.500         03/01/26          526,020
     1,290       Islip, NY Res Recovery Agy Res 1985 Fac Ser E (AMT)
                 (FSA Insd)                                                        5.750         07/01/22        1,451,095
     1,000       Livingston Cnty, NY Indl Dev Agy Civic Fac Rev
                 Nicholas H Noyes Mem Hosp                                         6.000         07/01/30        1,050,540
     2,000       Long Island Pwr Auth NY Elec Sys Rev Gen Ser C                    5.500         09/01/19        2,219,700
     1,000       Metropolitan Trans Auth NY Rev Ser A Rfdg (AMBAC Insd)            5.500         11/15/19        1,128,620
     1,000       Metropolitan Trans Auth NY Svc Contract Ser A Rfdg                5.125         01/01/29        1,064,290
     1,000       Monroe Cnty, NY Indl Dev Agy Nazareth College
                 Rochester Proj (MBIA Insd)                                        5.250         10/01/21        1,084,090
     1,155       Monroe Cnty, NY Indl Dev Agy Saint John Fisher College
                 Proj (Radian Insd) (a)                                            5.375         06/01/09        1,247,481
     1,320       Montgomery Cnty, NY Indl Dev Agy Lease HFM Boces Ser A
                 (XLCA Insd)                                                       5.000         07/01/34        1,402,038
       295       Nassau Cnty, NY Interim Fin Auth Sales Tax Secd Ser A1
                 (AMBAC Insd)                                                      5.375         11/15/16          328,754
     2,425       New York City Fiscal 2003 Ser I                                   5.750         03/01/15        2,748,107
     1,500       New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (FSA
                 Insd)                                                             5.500         02/15/18        1,670,805
     1,000       New York City Hlth & Hosp Corp Rev Hlth Sys Ser A (FSA
                 Insd)                                                             5.500         02/15/19        1,113,870
     1,000       New York City Hsg Dev Corp Ser A (AMT)                            5.500         11/01/34        1,042,390
     1,500       New York City Hsg Dev Corp Cap Fd Pgm NYC Hsg Auth Pgm
                 Ser A (FGIC Insd)                                                 5.000         07/01/25        1,607,955
       465       New York City Indl Dev Agy Civic Fac Rev Cmnty Res
                 Developmentally Disabled                                          7.500         08/01/26          479,675
       500       New York City Indl Dev Agy Civic Fac Rev College of
                 New Rochelle Proj                                                 5.750         09/01/17          527,745
       500       New York City Indl Dev Agy Civic Fac Rev YMCA Greater
                 NY Proj                                                           6.000         08/01/07          530,065
     1,015       New York City Indl Dev Agy Fac Rev Royal Charter-NY
                 Presbyterian (FSA Insd)                                           5.250         12/15/11        1,133,511
     1,405       New York City Indl Dev Agy Fac Rev Royal Charter-NY
                 Presbyterian (FSA Insd)                                           5.375         12/15/16        1,590,334
       500       New York City Indl Dev Agy Rev Liberty 7 World Trade
                 Ctr Ser A                                                         6.250         03/01/15          528,650
       500       New York City Indl Dev Agy Rev Liberty 7 World Trade
                 Ctr Ser A                                                         6.500         03/01/35          526,985
     1,440       New York City Indl Dev Agy Spl Fac Rev Terminal One
                 Group Assn Proj (AMT)                                             6.100         01/01/09        1,451,650
     1,000       New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D           5.000         06/15/39        1,067,140
       500       New York City Muni Wtr Fin Ser B                                  6.000         06/15/33          571,170
     2,500       New York City Ser A                                               5.500         08/01/20        2,775,950
     1,000       New York City Transitional Cultural Res Rev Amern
                 Museum Nat History Ser A (MBIA Insd)                              5.000         07/01/44        1,060,770
     1,000       New York City Transitional Fin Auth Rev Future Tax
                 Secd Ser A Rfdg (b)                                        5.500/14.000         11/01/26        1,122,560
     1,500       New York City Transitional Fin Auth Rev Future Tax
                 Secd Ser C (AMBAC Insd)                                           5.250         08/01/21        1,642,740
     1,000       New York City Transitional Fin Auth Rev Future Tax
                 Secd Ser D (MBIA Insd)                                            5.250         02/01/19        1,103,760
     1,540       New York City Transitional Future Tax Secd Ser B                  5.500         02/01/15        1,717,239
       795       New York St Ser B (MBIA Insd)                                     5.875         08/01/15          903,438

       205       New York St Ser B (Prerefunded @ 08/01/10) (MBIA Insd)            5.875         08/01/15          234,346
     2,390       New York St Ser G                                                 5.000         12/01/28        2,536,435
     1,000       New York St Ser K                                                 5.000         08/01/24        1,065,610
     2,000       New York St Ser O                                                 5.000         06/01/30        2,126,140
     1,060       New York St Dorm Auth Lease Rev Master Boces Pgm (FSA
                 Insd) (e)                                                         5.250         08/15/22        1,175,911
     1,500       New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm
                 Ser 1 (FSA Insd)                                                  5.500         01/15/14        1,672,275
     1,000       New York St Dorm Auth Rev City Univ Cons Third Ser 1
                 (FGIC Insd)                                                       5.250         07/01/25        1,074,580
     1,230       New York St Dorm Auth Rev City Univ Ser D Rfdg (FSA
                 Insd)                                                             5.750         07/01/12        1,391,105
       750       New York St Dorm Auth Rev City Univ Sys Cons Ser A                5.625         07/01/16          869,730
     1,000       New York St Dorm Auth Rev City Univ Sys Cons Ser B                6.000         07/01/14        1,150,530
     1,890       New York St Dorm Auth Rev Dept Ed (e)                             5.250         07/01/21        2,058,928
     2,000       New York St Dorm Auth Rev FHA Montefiore Hosp (FGIC
                 Insd)                                                             5.000         08/01/33        2,130,820
     1,000       New York St Dorm Auth Rev Insd Brooklyn Law Sch Ser B
                 (XLCA Insd)                                                       5.375         07/01/23        1,117,310
     1,055       New York St Dorm Auth Rev Insd NY St Rehab Assn Ser A
                 (AMBAC Insd) (e)                                                  5.500         07/01/13        1,196,001
     1,040       New York St Dorm Auth Rev Insd NY St Rehab Assn Ser A
                 (AMBAC Insd) (e)                                                  5.500         07/01/15        1,165,913
     1,000       New York St Dorm Auth Rev Insd NY Univ Ser 2 (AMBAC
                 Insd)                                                             5.000         07/01/41        1,043,680
     1,500       New York St Dorm Auth Rev Mem Sloan-Kettering Ctr Ser
                 1 (MBIA Insd)                                                     5.000         07/01/20        1,622,130
       415       New York St Dorm Auth Rev Mental Hlth Svcs Ser B (MBIA
                 Insd)                                                             5.250         08/15/31          441,178
     1,200       New York St Dorm Auth Rev Miriam Osborn Mem Home Ser B
                 (ACA Insd)                                                        6.375         07/01/29        1,335,300
     2,000       New York St Dorm Auth Rev Non St Supported Mt Sinai
                 NYU Hlth (d)                                                      5.500         07/01/26        2,028,960
     1,000       New York St Dorm Auth Rev Non St Supported Debt Sch
                 Dist Brd Fin Ser C (MBIA Insd) (d)                                5.000         04/01/35        1,068,780
       750       New York St Dorm Auth Rev Nursing Home Menorah Campus
                 (FHA Gtd)                                                         5.950         02/01/17          789,780
     1,000       New York St Dorm Auth Rev Sch Dist Fin Pgm Ser C (MBIA
                 Insd)                                                             5.250         10/01/16        1,112,200
     1,000       New York St Dorm Auth Rev Sch Dist Fin Pgm Ser D (MBIA
                 Insd)                                                             5.500         10/01/17        1,126,730
     1,000       New York St Dorm Auth Rev Sch Dist Fin Pgm Ser I (MBIA
                 Insd)                                                             5.750         10/01/18        1,142,620
     1,000       New York St Dorm Auth Rev Secd Hosp North Gen Hosp
                 Rfdg (MBIA Insd)                                                  5.750         02/15/17        1,134,000
     1,000       New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg           5.750         02/15/18        1,129,050
     1,000       New York St Dorm Auth Rev Second Hosp Interfaith Med
                 Cent Ser D (FSA Insd)                                             5.750         02/15/08        1,068,230
     1,000       New York St Dorm Auth Rev St Univ Ed Fac 1989 Res
                 (MBIA Insd)                                                       6.000         05/15/15        1,141,530
     1,140       New York St Dorm Auth Rev St Univ Ed Fac Ser A (FSA
                 Insd)                                                             5.875         05/15/17        1,368,570
     1,000       New York St Dorm Auth Rev St Univ Ed Fac Ser A                    5.250         05/15/21        1,145,810
       500       New York St Energy Resh & Dev Auth Gas Fac Rev
                 Brooklyn Union Gas Ser B (Inverse Fltg) (AMT) (c)                10.933         07/01/26          554,935
     2,500       New York St Environ Fac Corp St Clean Wtr & Drinking
                 Revolving Fds                                                     5.000         06/15/21        2,727,650
     1,890       New York St Environ Fac Corp St Clean Wtr & Drinking
                 Revolving Fds Ser B (e)                                           5.000         12/15/21        2,033,489
     1,000       New York St Environ Fac Corp St Clean Wtr & Drinking
                 Revolving Fd Pooled Fin Pgm I                                     5.250         09/15/19        1,110,250
     1,250       New York St Hsg Fin Agy St Econ Dev Hsg Ser A (FGIC
                 Insd)                                                             5.000         09/15/34        1,335,662
     2,280       New York St Loc Govt Assist Corp Ser E Rfdg                       6.000         04/01/14        2,690,377
     1,000       New York St Mtg Agy Rev Homeowner Mtg Ser 71 (AMT)                5.400         04/01/29        1,041,920
       830       New York St Mtg Agy Rev Homeowner Mtg Ser 82 (AMT)                5.650         04/01/30          852,476
       995       New York St Mtg Agy Rev Ser 101 (AMT)                             5.400         04/01/32        1,033,317
       460       New York St Twy Auth Svc Contract Rev Loc Hwy & Brdg              5.500         04/01/16          515,025
       500       New York St Urban Dev Corp Rev Correctional Fac Ser A
                 Rfdg                                                              5.500         01/01/14          555,245
     1,000       Niagra Falls, NY City Sch Dist Ctf Partn High Sch Fac
                 Rfdg (FSA Insd)                                                   5.000         06/15/28        1,070,850
       220       Oneida Cnty, NY Indl Dev Agy Civic Fac Saint Elizabeth
                 Med Ser A                                                         5.875         12/01/29          224,770
       200       Port Auth NY & NJ Spl Oblig (AMT)                                 7.000         10/01/07          210,930
     1,000       Rensselaer Cnty, NY Indl Dev Agy Indl Dev Rev
                 Franciscan Heights LP Proj Ser A (AMT) (LOC: JP Morgan
                 Chase)                                                            5.375         12/01/36        1,066,780
     1,000       Rockland Cnty, NY Solid Waste Ser B (AMT) (AMBAC Insd)            5.000         12/15/23        1,052,440
     1,000       Rondout Vly Cent Sch Dist NY Accord Ser A Rfdg (FGIC
                 Insd)                                                             5.000         03/01/19        1,088,180
       825       Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Family Svc
                 League Suffolk Cnty (LOC: Fleet National)                         5.000         11/01/34          872,553
       100       Syracuse, NY Hsg Auth Rev Sub Proj Loretto Rest Ser B             7.500         08/01/10          101,029

       250       Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home
                 Ser A                                                             7.375         03/01/21          268,748
     2,000       Tobacco Settlement Fin Corp NY Ser C-1                            5.500         06/01/22        2,205,420
     2,000       Triborough Brdg & Tunl Auth NY Gen Purp Ser A                     5.250         01/01/18        2,201,380
     2,140       Triborough Brdg & Tunl Auth NY Gen Purp Ser A                     5.000         01/01/32        2,240,880
     1,000       Ulster Cnty, NY Res Recovery Agy Solid Waste Sys Rev
                 Rfdg (AMBAC Insd)                                                 5.250         03/01/18        1,095,280
     1,000       Upper Mohawk Vly Regl Wtr Fin Auth NY Wtr Sys Rev
                 (AMBAC Insd)                                                      5.750         04/01/20        1,113,590
       310       Utica, NY Indl Dev Agy Civic Fac Rev Utica College
                 Proj Ser A                                                        5.750         08/01/28          315,236
     1,000       Warren & Wash Cnty NY Indl Dev Agy Civic Fac Rev Glens
                 Falls Hosp Proj Ser A (FSA Insd)                                  5.000         12/01/35        1,060,940
       500       Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson
                 Proj Ser A                                                        6.375         01/01/24          531,490
     2,000       Westchester Tobacco Asset Sec Corp NY                             5.125         06/01/45        2,001,600
     1,000       Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty Dev Ppty
                 Yonkers Inc Ser A (Prerefunded @ 02/01/11)                        6.625         02/01/26        1,106,480
                                                                                                            --------------
                                                                                                               118,268,280
                                                                                                            --------------

                 PUERTO RICO    1.3%
     1,500       Puerto Rico Comwlth Infrastructure Fin Auth Spl Ser B             5.000         07/01/41        1,585,500
                                                                                                            --------------

                 U. S. VIRGIN ISLANDS    0.9%
     1,000       Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt
                 Ser A                                                             6.375         10/01/19        1,147,980
                                                                                                            --------------


TOTAL INVESTMENTS    100.1%
   (Cost $114,282,164)                                                                                         121,001,760

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.1%)                                                                   (157,565)
                                                                                                            --------------

NET ASSETS    100.0%                                                                                         $ 120,844,195
                                                                                                             =============



                 Percentages are calculated as a percentage of net assets.

(a) All or a portion of these securities have been physically segregated in connection with futures contracts.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(d) Securities purchased on a when-issued or delayed delivery basis.

(e)              The Fund owns 100% of the bond issuance.

ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
FGIC           - Financial Guaranty Insurance Co.
FHA            - Federal Housing Administration
FSA            - Financial Security Assurance Inc.
LOC            - Letter of Credit
MBIA           - Municipal Bond Investors Assurance Corp.
Radian         - Radian Asset Assurance
XLCA           - XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2005:


                                                                                                             UNREALIZED
                                                                                                             APPRECIATION/
                                                                                          CONTRACTS          DEPRECIATION
                                                                                         ---------------------------------
Short Contracts:
U.S. Treasury Notes 5-Year Futures September 2005 (Current Notional Value of $108,891)     171            $        (18,051)
                                                                                         =================================

VAN KAMPEN STRATEGIC MUNICIPAL INCOME FUND

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 (UNAUDITED)


PAR
AMOUNT
(000)         DESCRIPTION                                                COUPON                 MATURITY           VALUE

              MUNICIPAL BONDS    99.3%
              ALABAMA    0.9%
      $1,000  Alabama Drinking Wtr Fin Auth                              5.750%                 08/15/18            $  1,117,450
              Revolving Fd Ln Ser C (AMBAC
              Insd)
       2,000  Alabama Drinking Wtr Fin Auth                              5.375                  08/15/23               2,171,800
              Revolving Fd Ln Ser C (AMBAC
              Insd)
       2,000  Alabama Wtr Pollutn Ctl Auth                               5.750                  08/15/18               2,224,100
              (AMBAC Insd)
       1,000  Butler, AL Indl Dev Brd Solid                              5.750                  09/01/28               1,028,390
              GA Pacific Corp Proj Rfdg (AMT)
       1,500  Colbert Cnty Northwest Auth                                5.750                  06/01/27               1,571,850
              Hlthcare Fac
       2,500  Huntsville/Carlton Cove, AL                                7.000                  11/15/17               1,377,550
              Carlton Cove Inc Proj Ser A
           3  Mobile, AL Indl Dev Brd Solid                              6.950                  01/01/20                      59
              Waste Disp Rev Mobile Energy
              Svc Co Proj Rfdg
       1,395  Valley, AL Spl Care Fac Fin                                5.600                  11/01/16               1,447,285
              Auth Rev Lanier Mem Hosp Ser A
       1,750  Valley, AL Spl Care Fac Fin                                5.650                  11/01/22               1,803,270
              Auth Rev Lanier Mem Hosp Ser A
                                                                                                            ---------------------
                                                                                                                      12,741,754
                                                                                                            ---------------------

              ALASKA    0.4%
       1,405  Alaska Indl Dev & Expt Auth                                7.800                  05/01/14               1,491,717
              Williams Lynxs AK Cargoport
              (AMT) (Acquired 05/17/01, Cost
              $1,405,000) (a)
       4,000  Juneau, AK City & Borough Rev                              6.875                  12/01/25               3,639,840
              Saint Anns Care Ctr Proj
                                                                                                            ---------------------
                                                                                                                       5,131,557
                                                                                                            ---------------------

              ARIZONA    3.2%
       2,000  Arizona Hlth Fac Auth Hosp                                 6.375                  12/01/37               2,229,200
              John C Lincoln Hlth Network
       1,000  Arizona Hlth Fac Auth Rev                                  7.500                  11/15/23               1,044,140
              Terraces Proj Ser A
       1,250  Arizona Hlth Fac Auth Rev                                  7.750                  11/15/33               1,301,187
              Terraces Proj Ser A
       5,880  Cochise Cnty, AZ Indl Dev                                  6.750                  12/01/26               6,081,096
              Sierra Vista Cmnty Hosp Ser A
              Rfdg
       1,000  Flagstaff, AZ Indl Dev Auth                                7.500                  03/01/35               1,086,640
              Rev Sr Living Cmnty Northn AZ
              Proj
         500  Flagstaff, AZ Indl Dev Auth                                6.300                  09/01/38                 500,030
              Rev Sr Living Cmnty Northn AZ
              Proj
       7,000  Glendale, AZ Indl Dev Auth Rfdg                            5.000                  12/01/35               7,116,340
       4,000  Maricopa Cnty, AZ Hlth Fac Rev                             5.500                  07/01/26               4,304,160
              Catholic Hlthcare West Ser A
       4,000  Maricopa Cnty, AZ Indl Dev                                 6.625                  07/01/33               2,864,440
              Auth Multi-Family Hsg Rev Natl
              Hlth Fac II Proj Ser B
              (Acquired 01/15/98, Cost
              $4,000,000) (a)
       2,460  Maricopa Cnty, AZ Indl Dev Christian                       7.750                  04/01/15               2,574,636
              Care Mesa Inc Proj Ser A
       2,000  Maricopa Cnty, AZ Indl Dev Christian                       7.875                  04/01/27               2,090,140
              Care Mesa Inc Proj Ser A




       1,500  Peoria, AZ Indl Dev Auth Rev Sierra                        6.375                  08/15/29               1,516,110
              Winds Life Ser A Rfdg
       2,500  Phoenix, AZ Indl Dev Auth Mtg                              6.500                  01/01/26               2,581,275
              Christian Care Apt Proj Ser A Rfdg
       1,865  Pima Cnty, AZ Indl Dev Auth Ed Rev Fac                     6.750                  11/01/33               1,898,029
              Milestones Charter Sch Proj
       2,750  Pima Cnty, AZ Indl Dev Auth Ed Rev                         5.250                  06/01/35               2,799,857
              Horizon Cmnty Learning Ctr Rfdg
         800  Pima Cnty, AZ Indl Dev Auth Fac                            7.500                  02/01/34                 815,120
              Skyline Tech High Sch Proj
       1,000  Pima Cnty, AZ Indl Dev Auth Rev La                         7.000                  05/15/27               1,041,190
              Posada at Park Ctr Ser A
         815  Red Hawk Canyon Cmnty Fac Dist No 2 AZ                     6.500                  12/01/12                 843,395
              Dist Assmt Rev
       2,150  Tucson, AZ Multi-Family Rev Hsg                            6.500                  07/01/31               1,982,923
              Catalina Asstd Living Ser A (AMT)
                                                                                                            ---------------------
                                                                                                                      44,669,908
                                                                                                            ---------------------

              CALIFORNIA    5.3%
       1,000  Abag Fin Auth Nonprofit Corp CA                            5.850                  10/01/27               1,014,260
              American Baptist Homes Ser A Rfdg
       1,000  Beaumont, CA Fin Auth Loc Agy Ser A                        5.600                  09/01/25               1,031,560
       2,000  Beaumont, CA Fin Auth Loc Agy Ser A                        5.650                  09/01/30               2,064,740
       2,000  Beaumont, CA Fin Auth Loc Agy Ser A                        5.700                  09/01/35               2,070,000
       1,000  Beaumont, CA Fin Auth Loc Agy Ser D                        5.800                  09/01/35               1,041,230
       1,000  Blythe, CA Redev Agy Proj                                  5.750                  05/01/34               1,014,540
       1,000  Brentwood, CA Infrastructure Auth Rev                      5.875                  09/02/34               1,030,150
       3,000  California Pollutn Ctl Fin Auth Solid                      5.400                  04/01/25               3,134,190
              Waste Disp Rev Solid Waste Mgmt Inc
              Proj Ser A 2 (AMT)
       1,000  California Statewide Cmnty Dev Auth                        8.250                  11/15/32               1,036,780
              Elder Care Alliance Ser A
         955  California Statewide Cmnty Dev Auth                        7.500                  10/01/26                 941,382
              Multi-Family Rev Hsg Heritage Pointe
              Sr Apt Ser QQ (AMT) (Acquired
              02/19/02, Cost $952,613) (a)
       1,675  California Statewide Cmnty Dev Auth                        5.250                  07/01/35               1,777,376
              Rev Daughters of Charity Hlth Ser A
       1,250  California Statewide Cmnty Dev Auth                        5.000                  07/01/39               1,298,262
              Rev Daughters of Charity Hlth Ser A
       1,000  California Statewide Cmnty Dev Auth                        7.375                  04/01/32               1,013,000
              San Francisco Art Institute (Acquired
              07/05/02, Cost $1,000,000) (a)
       1,000  Chino, CA Cmnty Fac Dist No 03 Impt                        5.700                  09/01/29               1,020,300
              Area 1
       5,000  Contra Costa, CA Home Mtg Fin Auth                         *                      09/01/17               2,426,800
              Home Mtg Rev (Escrowed to Maturity)
              (MBIA Insd)
       1,500  Corona-Norco, CA Univ Sch Dist Pub Fin                     5.800                  09/01/35               1,546,125
              Auth Spl Tax Rev Ser A
       2,300  Foothill/Eastern Tran Corridor Agy CA                      *                      01/15/18               1,263,091
              Toll Rd Rev (MBIA Insd)
         800  Golden St Tob Securitization Corp CA                       6.750                  06/01/39                 901,168
              Tob Settlement Ser 2003- A-1
       1,750  Huntington Beach, CA Cmnty No 2003 1                       5.800                  09/01/23               1,813,945
              Huntington Ctr
         905  Indio, CA Pub Fin Auth Rev Tax                             6.500                  08/15/27                 947,426
              Increment (Prerefunded @ 08/15/06)
       2,000  Indio, CA Redev Agy Tax Alloc Sub                          6.375                  08/15/33               2,099,940
              Merged Proj Area Ser B
         500  Indio, CA Redev Agy Tax Alloc Sub                          6.500                  08/15/34                 529,755
              Merged Proj Area Ser B
       1,000  Jurupa, CA Cmnty Svc Dist Spl Cmnty                        5.700                  09/01/34               1,030,580
              Fac Dist No 4 Ser A


       1,865  Lake Elsinore, CA Pub Fin Auth Loc Agy                     7.100                  09/01/20               2,022,686
              Rev Ser F
       1,000  Lee Lake Wtr Dist CA Cmnty Fac Dist No                     6.000                  09/01/33               1,070,230
              1 Spl Tax Sycamore Creek
       1,000  Lincoln, CA Spl Tax Cmnty Fac Dist No                      6.000                  09/01/34               1,045,990
              2003 Ser 1
       1,750  Los Angeles, CA Regl Arpt Impt Corp                        7.125                  12/01/24               1,822,520
              Lease Rev Fac Sublease LA Intl Ser A-1
              Rfdg
       8,440  Los Angeles, CA Regl Arpt Impt Corp                        7.500                  12/01/24               8,953,743
              Lease Rev Ser C (AMT)
       1,440  Millbrae, CA Residential Fac Rev                           7.375                  09/01/27               1,474,387
              Magnolia of Millbrae Proj Ser A (AMT)
       1,000  Murrieta, CA Cmnty Fac Dist No 2 the                       5.900                  09/01/27               1,064,340
              Oaks Impt Area A
       1,000  Murrieta, CA Cmnty Fac Dist No 2 the                       6.000                  09/01/34               1,061,040
              Oaks Impt Area A
       1,000  Murrieta, CA Cmnty Fac Dist No 2 the                       6.000                  09/01/27               1,071,610
              Oaks Impt Area B
       2,000  Orange Cnty, CA Cmnty Fac Tax No 04-1                      5.150                  08/15/29               2,034,540
              Ladera Ranch Ser A
       1,000  Palmdale, CA Spl Tax Cmnty Fac 03-1                        5.350                  09/01/30               1,018,030
              Anaverde A
       1,100  Palmdale, CA Spl Tax Cmnty Fac 03-1                        5.400                  09/01/35               1,117,908
              Anaverde A
       1,000  Perris, CA Cmnty Fac Dist Spl Tax No                       6.375                  09/01/32               1,082,390
              01-2 Ser A
       2,000  Riverside, CA Univ Sch Dist Tax Cmnty                      5.550                  09/01/30               2,045,260
              Fac Dist 15 Impt Area 1
       2,000  San Marcos, CA Pub Fac Auth Spl Tax                        5.650                  09/01/36               2,034,580
              Rev Ser A
       1,135  Simi Vly, CA Cmnty Dev Agy Coml                            6.000                  09/01/12               1,173,783
              Sycamore Plaza II Rfdg (Acquired
              07/28/98 $1,135,000) (a)
       1,000  Upland, CA Cmnty Fac Dist 2003 San                         5.900                  09/01/24               1,063,470
              Antonio Impt 1 A
       1,500  Upland, CA Cmnty Fac Dist 2003 San                         6.000                  09/01/34               1,583,520
              Antonio Impt 1 A
       1,965  Vallejo, CA Ctf Partn Touro Univ                           7.250                  06/01/16               2,128,370
         970  Vallejo, CA Pub Fin Auth Loc                               5.800                  09/01/31               1,006,617
              Hiddenbrooke Impt Dist Ser A
       1,000  Woodland, CA Spl Tax Cmnty Fac Dist 1                      6.250                  09/01/34               1,022,080
              Spring Lake
       1,800  Yuba City, CA Redev Agy Tax Proj Ser A                     6.000                  09/01/31               1,884,438
       3,000  Yuba City, CA Redev Agy Tax Proj Ser A                     6.000                  09/01/39               3,116,460
                                                                                                            ---------------------
                                                                                                                      73,944,592
                                                                                                            ---------------------

              COLORADO    2.6%
       1,060  Beacon Pt Met Dist Co Ser A                                6.125                  12/01/25               1,062,364
       1,005  Beacon Pt Met Dist Co Ser A                                6.250                  12/01/35               1,005,693
       1,000  Bromley Pk Met Dist CO No 2 Ser B                          8.050                  12/01/32               1,027,910
         975  Colorado Ed & Cultural Fac Charter Sch                     7.250                  06/01/20               1,015,228
              Frontier Academy
       2,000  Colorado Hlth Fac Auth Rev Baptist                         6.375                  08/15/24               1,753,000
              Home Assn Ser A
       2,000  Colorado Hlth Fac Auth Rev Baptist                         7.500                  08/15/27               1,997,280
              Home Assn Ser B
       1,060  Colorado Hlth Fac Auth Rev Christian                       7.050                  01/01/19               1,099,008
              Living Campus Proj
       3,425  Denver, CO Hlth & Hosp Auth Ser A Rfdg                     6.250                  12/01/33               3,804,490
       2,500  Elk Vly, CO Pub Impt Fee Ser A                             7.300                  09/01/22               2,703,375
       1,150  High Plains Met Dist Co Ser A                              6.125                  12/01/25               1,172,103
       1,750  High Plains Met Dist Co Ser A                              6.250                  12/01/35               1,784,510


       5,000  Jefferson Cnty, CO Sch Dist No R-001                       7.840                  12/15/12               5,796,000
              Drivers Ser 674 (Inverse Fltg)
              (Acquired 12/22/04, Cost $5,654,960)
              (FSA Insd) (a) (b) (c)
         665  Lafayette, CO Indl Dev Rev Rocky Mtn                       6.750                  10/01/14                 566,447
              Instr Proj Ser A (c)
       1,955  Lafayette, CO Indl Dev Rev Rocky Mtn                       7.000                  10/01/18               1,664,839
              Instr Proj Ser A (AMT)
       4,825  Lake Creek Affordable Hsg Corp Hsg                         6.250                  12/01/23               4,512,292
              Proj Ser A Rfdg
         500  Neu Towne, CO Met Dist                                     7.250                  12/01/34                 530,955
       1,000  Serenity Ridge, CO Met Dist No 2                           7.500                  12/01/34               1,079,410
       1,725  Skyland Metro Dist CO Gunnison Cnty                        6.750                  12/01/22               1,792,240
              Rfdg
       1,000  Southlands Met Dist No 1 CO                                7.000                  12/01/24               1,105,580
                                                                                                            ---------------------
                                                                                                                      35,472,724
                                                                                                            ---------------------

              CONNECTICUT    0.5%
       1,500  Connecticut St Dev Auth Indl Afco                          8.000                  04/01/30               1,603,305
              Cargo Bdl LLC Proj (AMT)
       2,000  Mohegan Tribe Indians CT Pub Impt                          6.250                  01/01/31               2,167,300
              Priority Dist (Acquired 09/27/01, Cost
              $1,957,202) (a)
       3,500  Mohegan Tribe Indians CT Pub Impt                          5.250                  01/01/33               3,540,915
              Priority Dist (Acquired 11/03/04, Cost
              $3,419,074) (a)
                                                                                                            ---------------------
                                                                                                                       7,311,520
                                                                                                            ---------------------

              DELAWARE    0.1%
       1,080  Wilmington, DE Multi-Family Rent Rev                       6.250                  06/01/28                 977,314
              Hsg Electra Arms Sr Assoc Proj (AMT)
                                                                                                            ---------------------

              DISTRICT OF COLUMBIA    0.1%
       1,000  District of Columbia Rev Methodist                         6.000                  01/01/29                 968,220
              Home Issue
          85  District of Columbia Ser A-1 (Escrowed                     6.500                  06/01/10                  98,350
              to Maturity) (MBIA Insd)
                                                                                                            ---------------------
                                                                                                                       1,066,570
                                                                                                            ---------------------

              FLORIDA    9.2%
       1,000  Anthem Pk Cmnty Dev Dist FL Cap Impt                       5.800                  05/01/36               1,019,600
              Rev
       1,000  Bellalago Ed Fac Benefits Ser A                            6.000                  05/01/33               1,049,160
       1,000  Bellalago Ed Fac Benefits Ser B                            5.800                  05/01/34               1,034,900
       4,315  Bloomingdale, FL Cmnty Dev Dist Spl                        5.875                  05/01/36               4,486,521
              Assmt Rev
       1,000  Bluewaters Cmnty Dev Dist of FL                            6.000                  05/01/35               1,036,350
       2,500  Bonnet Creek Resort Cmnty Dev                              7.500                  05/01/34               2,707,375
         795  Caribe Palm Cmnty Dev Dist FL Spl                          5.850                  05/01/35                 824,979
              Assmt Ser A
       1,000  City Ctr Cmnty Dev Dist FL Spl Assmt                       6.125                  05/01/36               1,008,570
              Rev Ser A
       2,935  Escambia Cnty, FL Rev ICF/MR Pensacola                     10.250                 07/01/11               2,989,884
              Care Dev Ctr
       1,245  Escambia Cnty, FL Rev ICF/MR Pensacola                     10.250                 07/01/11               1,268,281
              Care Dev Ctr Ser A
       1,340  Fishhawk Cmnty Dev Dist of FL Spl                          7.625                  05/01/18               1,414,799
              Assmt Rev (Prerefunded @ 05/01/06)
       3,660  Florida Hsg Fin Corp Rev Hsg Beacon                        6.610                  07/01/38               3,690,122
              Hill Apt Ser C (AMT)
       7,120  Florida Hsg Fin Corp Rev Hsg Cypress                       6.600                  07/01/38               6,824,093
              Trace Apt Ser G (AMT)
       4,830  Florida Hsg Fin Corp Rev Hsg Westchase                     6.610                  07/01/38               4,209,683
              Apt Ser B (AMT)
       3,505  Hammock Bay Cmnty Dev Dist FL Spl                          6.125                  05/01/35               3,588,279
              Assmt Rev Ser A



       1,500  Harbour Isles Cmnty Dev Dist of FL                         6.125                  05/01/35               1,546,215
         300  Heritage Harbor Cmnty Dev Dist FL Rev                      7.750                  05/01/23                 282,741
              Recntl
         850  Heritage Harbor Cmnty Dev Dist FL Rev                      6.700                  05/01/19                 873,995
              Spl Assmt Ser A
       1,435  Highlands Cnty, FL Hlth Fac Hosp                           5.250                  11/15/28               1,483,130
              Adventist Hlth Sys
       1,500  Hillsborough Cnty, FL Hsg Fin Hsg                          7.375                  07/01/40               1,537,785
              Clipper Cove Apt Proj Ser A (AMT)
       2,500  Hillsborough Cnty, FL Indl Dev Auth                        5.250                  10/01/34               2,617,875
              Hosp Rev Tampa Gen Hosp Proj Ser B
       1,000  Islands at Doral III Cmnty 2004 Ser A                      5.900                  05/01/35               1,035,720
       1,000  Islands at Doral NE Cmnty Dev                              6.250                  05/01/34               1,069,240
       6,410  Jea, FL Wtr & Swr Sys Rev Drivers Ser                      4.750                  10/01/12               6,742,294
              805 (Inverse Fltg) (Acquired 03/22/05,
              Cost $6,268,702) (MBIA Insd) (a) (b)
       1,550  Kendall Breeze West Cmnty Dev Dist FL                      5.875                  05/01/34               1,621,982
              Spl Assmt (c)
       2,000  Keys Cove Cmnty Dev Dist FL Assmt Rev                      5.875                  05/01/35               2,036,240
       2,000  Lee Cnty, FL Indl Dev Auth Hlthcare                        6.750                  10/01/32               2,083,060
              Fac Rev Cypress Cove Hlthpk Ser A
       3,535  Leon Cnty, FL Ed Fac Auth Rev                              6.750                  09/01/28               3,613,088
              Southgate Residence Hall Ser A Rfdg
       1,275  Lexington Cmnty Dev Dist FL                                6.125                  05/01/34               1,319,625
          90  Marshall Creek Cmnty Dev FL Spl Assmt                      6.750                  05/01/07                  91,356
              Ser B
       2,500  Meadow Woods Cmnty Dev Dist FL Ser A                       6.050                  05/01/35               2,567,800
       1,000  Miami Beach, FL Hlth Fac Hosp Mt Sinai                     5.375                  11/15/28               1,002,940
              Med Ctr FL Proj
       2,500  Miami Beach, FL Hlth Fac Hosp Mt Sinai                     6.750                  11/15/29               2,819,300
              Med Ctr Rfdg (Acquired 04/26/04, Cost
              $2,412,826) (a)
       2,000  Miami-Dade Cnty, FL Aviation Rev Ser A                     5.000                  10/01/33               2,075,580
              (AMT) (FSA Insd)
       3,000  Midtown Miami, FL Cmnty Dev Dist Ser A                     6.000                  05/01/24               3,141,000
       1,195  Miromar Lakes Cmnty Dev Dist Ser B                         7.250                  05/01/12               1,271,779
         910  Northern Palm Beach Cnty Dist FL Impt                      7.500                  08/01/24                 974,583
              Wtr Ctl & Impt Unit Dev No 16 Rfdg
       1,775  Oak Creek Cmnty Dev Dist FL Spl Assmt                      5.800                  05/01/35               1,811,352
       2,050  Orange Cnty, FL Hlth Fac Auth Rev                          8.625                  07/01/20               2,221,728
              First Mtg Orlando Lutheran Twr Rfdg
              (Prerefunded @ 7/01/06)
       2,250  Orange Cnty, FL Hlth Fac Auth Rev                          8.750                  07/01/26               2,441,205
              First Mtg Orlando Lutheran Twr Rfdg
              (Prerefunded @ 7/01/06)
       1,560  Orange Cnty, FL Hlth Fac Auth Rev Hosp                     5.875                  11/15/11               1,741,116
              Adventist Hlth Sys (c)
       1,000  Orange Cnty, FL Hlth Fac Auth Rev Hosp                     6.375                  11/15/20               1,113,400
              Adventist Hlth Sys
       2,000  Orange Cnty, FL Hlth Fac Auth Rev                          6.600                  04/01/24               1,968,080
              Westminster Cmnty Care
       1,000  Overoaks, FL Cmnty Dev Dist CA Ser A                       6.125                  05/01/35               1,045,740
       1,000  Parklands Lee Cmnty Dev Dist FL Spl                        5.800                  05/01/35               1,025,580
              Assmt Ser A
       1,000  Pine Is Cmnty Dev Dist FL Spl Assmt                        5.750                  05/01/35               1,026,210
       2,280  Pinellas Cnty, FL Ed Fac Auth Rev                          8.250                  12/01/21               2,390,717
              College Harbor Proj Ser A
       1,685  Pinellas Cnty, FL Ed Fac Auth Rev                          8.500                  12/01/28               1,767,279
              College Harbor Proj Ser A
       3,000  Pinellas Cnty, FL Hlth Fac Auth Oaks                       6.250                  06/01/34               3,183,870
              of Clearwtr Proj
       1,000  Reunion East Cmnty Dev Dist                                5.800                  05/01/36               1,032,340
       2,000  Reunion West Cmnty Dev Dist                                6.250                  05/01/36               2,089,740


         980  Saddlebrook, FL Cmnty Ser A                                6.900                  05/01/33               1,051,452
         500  Saint John's Cnty, FL Indl Dev Auth                        8.000                  01/01/17                 540,850
              Hlthcare Glenmoor Saint John's Proj
              Ser A
       4,500  Saint John's Cnty, FL Indl Dev Auth                        8.000                  01/01/30               4,867,650
              Hlthcare Glenmoor Saint John's Proj
              Ser A
       2,000  Saint John's Cnty, FL Indl Dev Auth                        7.100                  10/01/26               2,010,260
              Hlthcare Rev Bayview Proj Ser A
       1,995  Silver Palms Cmnty Dev Dist (c)                            5.900                  05/01/34               2,052,536
       1,300  South Dade Venture Cmnty Dev                               6.125                  05/01/34               1,383,837
       1,500  South Vlg Cmnty Dev Dist FL Cap Impt                       5.700                  05/01/35               1,537,950
              Rev Ser A
         175  Stoneybrook West Cmnty Dev Dist FL Spl                     6.450                  05/01/10                 177,469
              Assmt Rev Ser B
       1,500  Town Ctr Palm Coast Cmnty Dev Dist FL                      6.000                  05/01/36               1,534,110
              Cap Impt Rev
       1,500  Turnbull Creek Cmnty Dev Dist FL Spl                       5.800                  05/01/35               1,529,460
              Assmt
       1,722  University Square Cmnty Dev Dist FL                        6.750                  05/01/20               1,823,030
              Cap Impt Rev (Acquired 10/07/99, Cost
              $1,720,270) (a)
       2,000  Volusia Cnty, FL Indl Dev Auth Bishops                     7.625                  11/01/26               2,166,620
              Glen Proj Rfdg (Prerefunded @ 11/01/06)
       1,000  World Commerce Cmnty Dev Dist Ser A1                       6.250                  05/01/22               1,023,870
       1,715  World Commerce Cmnty Dev Dist Ser A2                       6.125                  05/01/35               1,769,794
                                                                                                            ---------------------
                                                                                                                     127,287,169
                                                                                                            ---------------------

              GEORGIA    1.6%
       2,000  Atlanta, GA Tax Alloc Atlantic Sta Proj                    7.750                  12/01/14               2,198,860
       2,365  Atlanta, GA Urban Residential Fin Auth                     6.750                  07/01/30               2,192,284
              Multi-Family Rev John Eagan Proj Ser A
              (AMT)
       2,750  De Kalb Cnty, GA Residential Care Fac                      8.250                  07/01/26               2,870,505
              Kings Bridge Ser A
       1,000  Effingham Cnty, GA Dev Auth Solfort                        5.625                  07/01/18               1,001,850
              James Proj (AMT)
       1,800  Fulton Cnty, GA Residential Care                           6.000                  02/15/22               1,828,494
              Canterbury Court Proj Ser A
         650  Fulton Cnty, GA Residential Care                           6.125                  02/15/34                 662,915
              Canterbury Court Proj Ser A
       3,500  Fulton Cnty, GA Residential Care Sr                        7.000                  07/01/29               3,514,420
              Lien RHA Asstd Living Ser A
       4,000  Milledgeville Baldwin Cnty GA College                      5.625                  09/01/30               4,271,160
              & St Univ Fndtn
       1,000  Private Colleges & Univ Auth GA Mercer                     6.000                  06/01/21               1,060,480
              Hsg Corp Proj Ser A
       2,930  Renaissance on Peachtree Unit Invt Tr                      12.334                 10/01/25               2,715,934
              Ctf GA Custody Ctf (Variable Rate
              Coupon)
                                                                                                            ---------------------
                                                                                                                      22,316,902
                                                                                                            ---------------------

              HAWAII    0.6%
       3,000  Hawaii St Dept Budget & Fin Spl Purp                       8.000                  11/15/33               3,474,180
              Rev Kahala Nui Proj Ser A
       1,820  Hawaii St Dept Trans Spl Fac Rev                           5.625                  11/15/27               1,394,502
              Continental Airl Inc (AMT)
       2,825  Kuakini, HI Hlth Sys Spl Ser A                             6.375                  07/01/32               3,061,678
                                                                                                            ---------------------
                                                                                                                       7,930,360
                                                                                                            ---------------------

              IDAHO    0.1%
       1,000  Idaho Hlth Fac Auth Rev Vly Vista Care                     7.875                  11/15/29                 990,770
              Ser A Rfdg
                                                                                                            ---------------------

              ILLINOIS    6.5%
       2,500  Bolingbrook, IL Cap Apprec Ser B (MBIA                     *                      01/01/29                 709,975
              Insd)
       1,990  Bolingbrook, IL Spl Svc Area No 01-1                       7.375                  07/01/31               2,157,817


       1,500  Bolingbrook, IL Spl Svc Area No 1 Spl                      6.750                  03/01/32               1,569,870
              Tax Augusta Vlg Proj (Acquired
              11/13/02, Cost $1,500,000) (a)
       1,665  Bolingbrook, IL Spl Svc Area No 1 Spl                      6.250                  03/01/32               1,685,013
              Tax Ser 2004 Augusta Vlg Proj
       1,901  Bolingbrook, IL Spl Svc Area No 3                          7.050                  03/01/31               2,041,997
              Lakewood Ridge Proj
         950  Cary, IL Spl Tax Svc Area No 1                             7.625                  03/01/30               1,030,408
              Cambridge Ser A
       7,750  Chicago, IL O'Hare Intl Arpt Rev RR II                     9.070                  01/01/19               9,694,785
              R 239-1 (AMT) (Inverse Fltg) (Acquired
              08/18/03, Cost $8,374,505) (FSA Insd)
              (a) (b) (c) (d)
       3,600  Chicago, IL O'Hare Intl Arpt Spl Fac                       6.100                  11/01/35                 574,524
              Rev United Airl Inc Proj Ser B Rfdg
              (AMT) (e) (f)
       5,000  Chicago, IL Proj Ser A Rfdg (MBIA Insd)                    5.500                  01/01/38               5,480,000
       4,000  Chicago, IL Spl Assmt Lakeshore East                       6.625                  12/01/22               4,186,440
              Proj
         840  Chicago, IL Tax Increment Alloc Read                       7.250                  01/01/14                 893,357
              Dunning Ser B (ACA Insd)
       2,000  Chicago, IL Tax Increment Alloc Sub                        6.500                  12/01/05               2,025,600
              Cent Loop Redev Ser A
       3,000  Chicago, IL Tax Increment Alloc Sub                        6.500                  12/01/06               3,134,640
              Cent Loop Redev Ser A (ACA Insd)
       1,925  Chicago, IL Tax Increment Alloc Sub                        6.500                  12/01/08               2,109,973
              Cent Loop Redev Ser A (ACA Insd)
       1,000  Clay Cnty, IL Hosp Rev                                     5.900                  12/01/28                 978,840
       1,228  Gilberts, IL Spl Svc Area No 9 Spl Tax                     7.375                  03/01/11               1,391,999
              Big Timber Proj (c)
       1,245  Gilberts, IL Spl Svc Area No 9 Spl Tax                     7.750                  03/01/27               1,393,815
              Big Timber Proj
       1,500  Godfrey, IL Rev Utd Methodist Vlg Ser A                    5.875                  11/15/29               1,052,490
       2,700  Hoopeston, IL Hosp Cap Impt Rev                            6.550                  11/15/29               2,540,619
              Hoopeston Cmnty Mem Hosp Rfdg
       1,740  Huntley, IL Increment Alloc Rev                            8.500                  12/01/15               1,795,071
              Huntley Redev Proj Ser A
         225  Huntley, IL Spl Svc Area No 10 Spl Tax                     6.250                  03/01/09                 233,959
              Ser A (c)
       2,621  Huntley, IL Spl Svc Area No 10 Spl Tax                     6.500                  03/01/29               2,714,045
              Ser A
       1,405  Illinois Fin Auth Rev Cmnty Fac Clinic                     8.000                  11/15/16               1,278,199
              Altgeld Proj
         500  Illinois Fin Auth Rev Fairview Oblig                       6.000                  08/15/20                 507,605
              Grp Ser A Rfdg
         500  Illinois Fin Auth Rev Fairview Oblig                       6.125                  08/15/27                 505,300
              Grp Ser A Rfdg
       1,500  Illinois Fin Auth Rev Friendship Vlg                       5.375                  02/15/25               1,493,595
              Schaumburg A (g)
       2,000  Illinois Fin Auth Rev Friendship Vlg                       5.625                  02/15/37               1,992,520
              Schaumburg A (g)
       3,000  Illinois Fin Auth Rev Northwestern Mem                     5.500                  08/15/43               3,272,280
              Hosp Ser A
       1,000  Illinois Hlth Fac Auth Rev Ctr Baptist                     7.125                  11/15/29               1,060,830
              Home Proj
       2,500  Illinois Hlth Fac Auth Rev Decatur Mem                     5.750                  10/01/24               2,663,575
              Hosp
       3,000  Illinois Hlth Fac Auth Rev Fairview                        7.400                  08/15/23               3,203,490
              Oblig Grp Ser A Rfdg (Prerefunded @
              08/15/06)
         650  Illinois Hlth Fac Auth Rev Loyola Univ                     6.000                  07/01/21                 700,791
              Hlth Sys Ser A
       1,200  Illinois Hlth Fac Auth Rev Lutheran Sr                     7.375                  08/15/31               1,293,756
              Ministries Oblig Ser A
       1,500  Illinois Hlth Fac Auth Rev Peace Mem                       7.500                  08/15/26               1,603,320
              Ministries Proj (Prerefunded @
              08/15/06)
       1,365  Illinois Hlth Fac Auth Rev Proctor                         7.500                  01/01/11               1,366,174
              Cmnty Hosp Proj
         250  Illinois Hlth Fac Auth Rev Ser A Rfdg                      6.200                  08/15/23                 256,390



       1,125  Illinois Hlth Fac Auth Rev Ser A Rfdg                      6.400                  08/15/33               1,156,117
         700  Illinois Hlth Fac Auth Rev Silver                          5.500                  08/15/19                 737,254
              Cross Hosp & Med Rfdg
       2,375  Lake Cnty, IL Fst Presv Dist Ld                            5.750                  12/15/16               2,677,979
              Acquisition & Dev
         675  Lake Cnty, IL Fst Presv Dist Ld                            5.750                  12/15/17                 761,110
              Acquisition & Dev
          80  Lake, Cook, Kane & McHenry Cntys, IL                       5.750                  12/01/19                  89,336
              Cmnty Uni Sch Dist No 22 (FGIC Insd)
       2,200  Manhattan, IL No 04-1 Brookstone                           6.100                  03/01/35               2,200,000
              Springs Proj (g)
       1,000  Minooka, IL Spl Assmt Impt Lakewood                        6.375                  03/01/34               1,039,920
              Trls Unit 2 Proj
       1,207  Montgomery, IL Spl Assmt Impt Lakewood                     7.750                  03/01/30               1,342,920
              Creek Proj
       1,800  Peoria, IL Spl Tax Weaverridge Spl Svc                     8.050                  02/01/17               1,891,026
              Area
       2,000  Plano, IL Spl Svc Area No 1 Lakewood                       6.200                  03/01/34               2,052,380
              Springs Proj Ser A
       2,095  Regional Tran Auth IL Ser B (AMBAC                         8.000                  06/01/17               2,916,051
              Insd)
         945  Sterling, IL Rev Hoosier Care Proj Ser                     7.125                  06/01/34                 882,384
              A
       2,000  Yorkville, IL Utd City Spl Svc Area                        6.375                  03/01/34               2,059,860
              Spl Tax No 4 104 Mpi Grade Resv Proj
                                                                                                            ---------------------
                                                                                                                      90,399,399
                                                                                                            ---------------------

              INDIANA    0.9%
         825  Crawfordsville, IN Redev Cmnty Redev                       7.000                  02/01/12                 842,028
              Dist Tax Increment Rev (Acquired
              10/15/97, Cost $825,000) (a) (c)
       1,895  Indiana Hlth Fac Fin Auth Rev Hoosier                      7.125                  06/01/34               1,771,294
              Care Proj Ser A
       6,500  Indiana Hlth Fac Hosp Rev Cmnty Fndtn                      6.000                  03/01/34               6,996,990
              Northwest IN Ser A
       2,000  Petersburg, IN Pollutn Ctl Rev IN Pwr                      6.375                  11/01/29               2,144,240
              & Lt (AMT)
                                                                                                            ---------------------
                                                                                                                      11,754,552
                                                                                                            ---------------------

              IOWA    1.2%
       2,000  Estherville, IA Hosp Rev Avera Holy                        6.250                  07/01/26               2,172,640
              Family Proj
         375  Evansdale, IA Hlthcare Western Home                        6.000                  11/01/26                 379,886
              Proj
       3,400  Evansdale, IA Hlthcare Western Home                        6.000                  11/01/26               3,438,284
              Proj Ser A (c)
       1,950  Iowa Fin Auth Hlth Care Fac Care                           9.250                  07/01/25               2,393,469
              Initiatives Proj Rfdg
         500  Iowa Fin Auth Retirement Cmnty                             5.750                  11/15/19                 510,135
              Friendship Haven Proj Ser A
         500  Iowa Fin Auth Retirement Cmnty                             6.000                  11/15/24                 512,590
              Friendship Haven Proj Ser A
         800  Iowa Fin Auth Retirement Cmnty                             6.125                  11/15/32                 820,552
              Friendship Haven Proj Ser A
       1,000  Polk Cnty, IA Hlthcare Fac Rev Luther                      6.150                  10/01/36               1,010,480
              Pk Hth Ctr Inc Proj
       5,000  Tobacco Settlement Auth IA Tob                             5.600                  06/01/35               5,114,750
              Settlement Rev Asset Bkd Ser B
                                                                                                            ---------------------
                                                                                                                      16,352,786
                                                                                                            ---------------------

              KANSAS    0.6%
         910  Lawrence, KS Coml Dev Rev Holiday Inn                      8.000                  07/01/16                 501,182
              Sr Ser A Rfdg (e)
       1,000  Lenexa, KS Hlthcare Fac Rev Lakeview                       6.250                  05/15/26               1,033,690
              Vlg Inc Ser B
         915  Manhattan, KS Coml Dev Rev Holiday Inn                     8.000                  07/01/16                 467,400
              Sr Ser A Rfdg (e)



       2,000  Olathe, KS Sr Living Fac Rev Aberdeen                      8.000                  05/15/30               2,430,280
              Vlg Inc Ser A
       1,500  Olathe, KS Sr Living Fac Rev Aberdeen                      5.600                  05/15/28               1,529,130
              Vlg Inc Ser A Rfdg (Prerefunded @
              05/15/10)
       1,500  Overland Pk, KS Dev Corp Rev First                         7.375                  01/01/32               1,650,150
              Tier Overland Park Ser A
                                                                                                            ---------------------
                                                                                                                       7,611,832
                                                                                                            ---------------------

              LOUISIANA    0.7%
       1,990  Louisiana Hsg Fin Agy Rev Azalea                           5.375                  10/20/39               2,097,142
              Estates Ser A Rfdg (AMT) (GNMA
              Collateralized)
       2,135  Louisiana Hsg Fin Agy Rev Multi-Family                     7.125                  01/01/28               1,490,935
              Hsg Plantation Ser A
       1,600  Louisiana Loc Govt Environment Fac                         7.000                  11/01/29               1,464,384
              Hlthcare Saint James Place A Rfdg
       1,000  Louisiana Pub Fac Auth Rev Progressive                     6.375                  10/01/20                 981,260
              Hlthcare
       1,000  Louisiana Pub Fac Auth Rev Progressive                     6.375                  10/01/28                 935,110
              Hlthcare
       3,132  Louisiana St Univ & Agric & Mechanical                     5.750                  10/30/18               3,012,183
              College Univ Rev Master Agreement
              (Acquired 11/30/98, Cost $3,132,241)
              (a)
                                                                                                            ---------------------
                                                                                                                       9,981,014
                                                                                                            ---------------------

              MAINE    1.1%
       4,480  Jay, ME Solid Waste Disp Rev Intl                          4.900                  11/01/17               4,594,822
              Paper Co Proj Ser A Rfdg (AMT)
      10,000  Maine St Hsg Auth Mtg Pur Ser D-2                          4.800                  11/15/36              10,058,000
              (AMT) (g)
                                                                                                            ---------------------
                                                                                                                      14,652,822
                                                                                                            ---------------------

              MARYLAND    1.7%
       2,000  Annapolis, MD Spl Oblig Park Pl Proj                       5.350                  07/01/34               2,034,560
              Ser A
       1,000  Baltimore Cnty, MD Mtg Rev Shelter                         7.250                  11/01/29               1,034,130
              Elder Care Ser A
       4,000  Frederick Cnty, MD Spl Oblig Urbana                        5.950                  07/01/30               4,077,520
              Cmnty Dev Auth Ser A
       1,000  Frederick Cnty, MD Spl Oblig Urbana                        6.250                  07/01/30               1,021,760
              Cmnty Dev Auth Ser B
         425  Maryland St Econ Dev Corp Air Cargo                        6.250                  07/01/07                 426,317
              Rev Afco Cargo BWI II LLC Proj (AMT)
              (c)
       1,200  Maryland St Econ Dev Corp MD Golf                          8.250                  06/01/28               1,466,256
              Course Sys (Prerefunded @ 06/01/11)
       1,540  Maryland St Hlth & Higher Ed Calvert                       5.500                  07/01/36               1,646,491
              Hlth Sys
       1,000  Maryland St Hlth & Higher Ed Medstar                       5.500                  08/15/33               1,059,130
              Hlth Rfdg
       3,000  Montgomery Cnty, MD Econ Dev Editorial                     6.400                  09/01/28               2,987,100
              Proj In Ed Ser A (Acquired 09/28/98,
              Cost $3,002,660) (a)
       1,652  Prince Georges Cnty, MD Rev                                8.000                  04/01/16               1,623,123
       3,000  Prince Georges Cnty, MD Spl Oblig Spl                      8.000                  07/01/26               3,212,850
              Assmt Woodview Ser A
       1,000  Westminster, MD Econ Dev Carroll                           6.000                  05/01/24               1,060,020
              Lutheran Vlg Ser A
       1,500  Westminster, MD Econ Dev Carroll                           6.250                  05/01/34               1,605,390
              Lutheran Vlg Ser A
                                                                                                            ---------------------
                                                                                                                      23,254,647
                                                                                                            ---------------------

              MASSACHUSETTS    3.2%
       1,000  Massachusetts St Dev Fin Agy Briarwood                     8.000                  12/01/22               1,234,330
              Ser B (Prerefunded @ 12/01/10)
         250  Massachusetts St Dev Fin Agy Rev                           5.000                  01/01/24                 251,975
              Evergreen Ctr Inc




         500  Massachusetts St Dev Fin Agy Rev                           5.500                  01/01/35                 510,835
              Evergreen Ctr Inc
         840  Massachusetts St Dev Fin Agy Rev Gtr                       7.750                  06/01/18                 906,083
              Lynn Mental Hlth (Acquired 07/27/00,
              Cost $840,000) (a)
       1,890  Massachusetts St Dev Fin Agy Rev                           6.375                  07/01/29               1,910,128
              Hillcrest Ed Ctr Inc
       2,935  Massachusetts St Dev Fin Agy Rev                           7.100                  07/01/32               3,000,216
              Hlthcare Fac Alliance Ser A
       1,000  Massachusetts St Dev Fin Agy Rev MCHSP                     8.000                  07/01/20               1,217,140
              Human Svc Providers Ser A (Prerefunded
              @ 07/01/01) (d)
       3,710  Massachusetts St Dev Fin Agy Rev New                       6.000                  11/01/19               3,798,817
              England Ctr For Children
       5,000  Massachusetts St Dev Fin Agy Rev Smith                     5.000                  07/01/35               5,322,350
              College (AMT) (g)
       3,100  Massachusetts St Hlth & Ed Civic                           9.150                  12/15/23               3,585,863
              Investments Ser B
       4,475  Masachusetts St Hlth & Ed Fac Auth Rev                     5.625                  07/01/20               4,602,224
              Caritas Christi Oblig Grp Ser A
       1,000  Massachusetts St Hlth & Ed Nichols                         6.000                  10/01/17               1,069,320
              College Issue Ser C
       1,000  Massachusetts St Hlth & Ed Northern                        6.250                  07/01/24               1,058,880
              Berkshire Hlth Ser B
       1,450  Massachusetts St Hsg Fin Agy Hsg Ser E                     5.100                  06/01/37               1,488,237
              (AMT)
       1,895  Massachusetts St Indl Fin Agy Assisted                     7.500                  12/01/27               2,000,002
              Living Fac Rev Marina Bay LLC Proj
              (AMT)
         990  Massachusetts St Indl Fin Agy Assisted                     8.000                  09/01/27               1,052,786
              Living Fac Rev Newton Grp Pptys LLC
              Proj (AMT)
         605  Massachusetts St Indl Fin Agy Rev                          6.500                  10/01/15                 584,327
              First Mtg GF Pilgrim Inc Proj
       2,000  Massachusetts St Indl Fin Agy Rev                          6.750                  10/01/28               1,873,220
              First Mtg GF Pilgrim Inc Proj
       2,000  Massachusetts St Indl Fin Agy Rev                          7.100/7.350            10/01/28               1,993,600
              First Mtg Reeds Landing Proj (h)
       2,900  Massachusetts St Indl Fin Agy Rev Gtr                      6.375                  06/01/18               3,016,145
              Lynn Mental Hlth (Acquired 06/24/98,
              Cost $2,900,000) (a)
         505  Massachusetts St Indl Fin Agy Rev Gtr                      6.200                  06/01/08                 522,549
              Lynn Mental Hlth (Acquired 06/24/98,
              Cost $505,000) (a)
       3,400  Massachusetts St Indl Fin Agy Rev Swr                      9.250                  06/01/10               3,429,954
              Fac Res Ctl Composting (AMT) (Acquired
              08/10/89, Cost $3,400,00) (a)
                                                                                                            ---------------------
                                                                                                                      44,428,981
                                                                                                            ---------------------

              MICHIGAN    3.2%
       2,500  Chelsea, MI Econ Dev Corp Rev Utd                          5.400                  11/15/27               2,515,000
              Methodist Retirement Rfdg
         850  Detroit, MI Loc Dev Fin Auth Tax                           6.850                  05/01/21                 873,605
              Increment Sub Ser C (Acquired
              09/08/97, Cost $850,000) (a)
       1,000  Gaylord, MI Hosp Fin Auth Ltd Oblig                        6.500                  01/01/31               1,028,520
              Rev Otsego Mem Hosp Rfdg
       1,700  Hillsdale, MI Hosp Fin Hillsdale Cmnty                     5.000                  05/15/13               1,717,986
              Hlth Ctr
       2,940  Kent Hosp Fin Auth MI Rev Met Hosp                         6.000                  07/01/35               3,203,277
              Proj Ser A
       4,000  Kent Hosp Fin Auth MI Rev Met Hosp                         6.250                  07/01/40               4,477,080
              Proj Ser A


       2,390  Meridian, MI Econ Dev Corp Ltd Oblig                       7.500                  07/01/13               2,443,823
              Rev First Mtg Burcham Hills Ser A Rfdg
       3,430  Meridian, MI Econ Dev Corp Ltd Oblig                       7.750                  07/01/19               3,516,230
              Rev First Mtg Burcham Hills Ser A Rfdg
       3,045  Michigan St Hosp Fin Auth Rev Hosp                         6.000                  02/01/14               3,049,507
              Pontiac Osteopathic Ser A Rfdg
       1,500  Michigan St Hosp Fin Auth Rev Hosp                         6.000                  02/01/24               1,502,310
              Pontiac Osteopathic Ser A Rfdg
       2,000  Michigan St Hosp Fin Auth Rev                              5.500                  11/15/35               2,050,420
              Presbyterian Vlg Rfdg
      11,084  Michigan St Strategic Fd Ltd Oblig Rev                     8.000                  12/01/27               1,636,707
              Great Lakes Pulp & Fiber Proj (AMT)
              (e) (i)
       5,715  Wayne Charter Cnty, MI Spl Arpt Fac Rev                    6.750                  12/01/15               4,867,980
      10,325  Wayne Cnty, MI Arpt Auth Rev Rols RR                       6.750                  12/01/24              11,966,882
              II R 352 (Inverse Floating) (AMT)
              (Aquired 04/05/05, Cost $11,065,863)
              (MBIA) (a) (b) (c)
                                                                                                            ---------------------
                                                                                                                      44,849,327
                                                                                                            ---------------------

              MINNESOTA    3.4%
       2,000  Aitkin, MN Hlth Fac Rev Riverwood                          7.750                  02/01/31               2,131,500
              Hlthcare Ctr Proj
       1,000  Cambridge, MN Hsg & Hlthcare Fac Rev                       6.000                  10/01/33                 987,820
              Grandview West Proj Ser B
       2,000  Carlton, MN Hlth & Hsg Fac                                 7.500                  04/01/19               2,152,220
              Intermediate Faith Social Svc Inc Proj
       2,000  Carlton, MN Hlth & Hsg Fac                                 7.750                  04/01/29               2,158,140
              Intermediate Faith Social Svc Inc Proj
       1,500  Duluth, MN Econ Dev Auth Saint Lukes                       7.250                  06/15/32               1,580,400
              Hosp
         900  Duluth, MN Econ Dev Hlth Care Saint                        6.000                  06/15/12                 910,674
              Lukes Hosp
       2,000  Glencoe, MN Hlthcare Fac Rev                               7.500                  04/01/31               2,171,800
       3,500  Minneapolis & Saint Paul, MN Met                           7.375                  04/01/25               3,398,325
              Northwest Airl Proj (AMT)
      11,495  Minneapolis & Saint Paul, MN Met                           7.000                  04/01/25              10,618,621
              Northwest Airl Proj Ser A (AMT)
         900  Minnesota Agric & Econ Dev Brd Rev                         5.500                  08/01/23                 918,117
              Hlthcare Benedictine Proj Ser A
         875  Minnesota Agric & Econ Dev Brd Rev                         5.750                  02/01/30                 893,480
              Hlthcare Benedictine Proj Ser A
       2,500  Northwest MN Multi-Cnty Pooled Hsg Pgm                     6.250                  07/01/40               2,494,700
              A Rfdg (g)
       1,500  Oakdale, MN Rev Sr Hsg Oak Meadows                         6.250                  04/01/34               1,583,610
              Proj Rfdg
       1,425  Ramsey, MN Lease Rev Pact Charter Sch                      6.750                  12/01/33               1,458,602
              Proj Ser A
       1,500  Saint Cloud, MN Hsg & Redev Auth                           7.550                  04/01/39               1,571,550
              Sterling Heights Apt Proj (AMT)
       1,000  Saint Paul, MN Hsg & Redev Auth Higher                     6.625                  12/01/23               1,028,490
              Ground Academy Ser A Rfdg
       1,170  Saint Paul, MN Hsg & Redev Auth Hosp                       6.625                  11/01/17               1,174,961
              Rev Hltheast Proj Ser A Rfdg
       1,000  Saint Paul, MN Hsg & Redev Cmnty of                        7.875                  12/01/30               1,051,360
              Peace Academy Proj Ser A
       2,250  Saint Paul, MN Port Auth Hotel Fac Rev                     7.375                  08/01/29               2,374,020
              Radisson Kellogg Proj Ser 2 Rfdg
       1,250  Saint Paul, MN Port Auth Lease Rev                         5.875                  05/01/30               1,262,438
              Hltheast Midway Campus 03 A
         700  Saint Paul, MN Port Auth Lease Rev                         6.000                  05/01/30                 708,225
              Hltheast Midway Campus 03 B
       1,000  Shakopee, MN Hlthcare Saint Francis                        5.250                  09/01/34               1,046,740
              Regl Med Ctr


       1,000  Vadnais Heights, MN Lease Rev Agric &                      6.375                  12/01/24               1,006,380
              Food Sciences Ser A
       1,000  Vadnais Heights, MN Lease Rev Agric &                      6.600                  12/01/34               1,004,300
              Food Sciences Ser A
       1,450  Winona, MN Hlthcare Winona Hlth Ser A                      6.000                  07/01/34               1,562,723
                                                                                                            ---------------------
                                                                                                                      47,249,196
                                                                                                            ---------------------

              MISSISSIPPI    0.0%
         615  Mississippi Bus Fin Corp (AMT)                             7.250                  07/01/34                 637,202
                                                                                                            ---------------------

              MISSOURI    3.9%
       1,250  Cole Cnty, MO Indl Dev Auth Sr Living                      5.500                  02/01/35               1,325,550
              Fac Rev Lutheran Svcs Heisinger Proj
       1,000  Fenton, MO Tax Increment Rev & Impt                        6.125                  10/01/21               1,034,750
              Gravois Bluffs Proj Rfdg
       1,000  Fenton, MO Tax Increment Rev & Impt                        7.000                  10/01/21               1,084,090
              Gravois Bluffs Proj Rfdg
         225  Ferguson, MO Tax Increment Rev                             7.250                  04/01/07                 234,380
              Crossings at Halls Ferry Proj
              (Escrowed to Maturity)
       3,095  Ferguson, MO Tax Increment Rev                             7.625                  04/01/17               3,390,294
              Crossings at Halls Ferry Proj
              (Prerefunded @ 04/01/07)
         209  Ferguson, MO Tax Increment Rev                             7.625                  04/01/18                 228,941
              Crossings at Halls Ferry Proj
              (Prerefunded @ 04/01/07)
       1,440  Ferguson, MO Tax Increment Rev                             5.000                  04/01/17               1,436,717
              Crossings at Halls Ferry Proj Rfdg
       1,500  Folk Ave South Transn Dist MO Transn                       5.625                  11/01/31               1,513,005
              Sales Tax Rev Dev MO
       3,000  Joplin, MO Indl Dev Auth Hlth Fac Rev                      5.500                  02/15/29               3,175,380
              Freeman Hlth Sys Proj
       2,000  Kansas City, MO Indl Dev Auth First                        6.250                  01/01/24               2,091,800
              Mtg Bishop Spencer Ser A
       1,500  Kansas City, MO Indl Dev Auth First                        6.500                  01/01/35               1,579,245
              Mtg Bishop Spencer Ser A
         984  Kansas City, MO Indl Dev Auth                              7.250                  10/15/38               1,021,412
              Multi-Family Hsg Rev Brentwood Manor
              Apt Proj Ser B (AMT)
       3,000  Kansas City, MO Indl Dev Plaza Lib Proj                    5.900                  03/01/24               3,025,230
       1,831  Kansas City, MO Multi-Family Hsg Rev                       6.450                  05/01/40               1,881,005
              Northwoods Apts Proj Ser A (AMT)
         945  Kansas City, MO Multi-Family Hsg Rev                       6.250                  04/01/30                 726,176
              Vlg Green Apt Proj (AMT)
      10,820  Missouri St Hlth & Ed Fac Rev Drivers                      8.570                  05/15/11              12,650,852
              Ser 362 (Inverse Fltg) (Acquired
              07/21/03, Cost $11,969,879) (a) (b)
       6,390  Missouri St Hlth & Ed Fac Auth Hlth                        5.000                  11/15/12               7,335,848
              Fac Rev Drivers Ser 847 (Inverse Fltg)
              (Acquired 04/05/05, Cost $6,964,787)
              (a) (b) (c)
       2,220  Nevada, MO Hosp Rev Neveda Regional                        6.750                  10/01/22               2,303,938
              Med Ctr
         500  Saint Joseph, MO Indl Dev Auth Tax                         5.100                  11/01/19                 506,375
              Increment Rev Shoppes at North Vlg
              Proj Ser A
       1,000  Saint Joseph, MO Indl Dev Auth Tax                         5.500                  11/01/27               1,014,870
              Increment Rev Shoppes at North Vlg
              Proj Ser A
       4,915  Saline Cnty, MO Indl Dev Auth Hlth Fac                     6.500                  12/01/28               5,065,055
              Rev (Acquired 01/12/99, Cost
              $4,827,725) (a)
       1,000  Sikeston, MO Elec Rev Rfdg (MBIA Insd)                     6.000                  06/01/15               1,204,980
                                                                                                            ---------------------
                                                                                                                      53,829,893
                                                                                                            ---------------------

              NEVADA    0.7%


       3,500  Clark Cnty, NV Indl Dev Southwest Gas                      5.250                  03/01/38               3,710,630
              Corp Proj Ser D1 (AMT) (FGIC Insd)
       1,000  Clark Cnty, NV Pollutn Ctl Rev Southn                      3.250                  06/01/31                 987,420
              CA Rfdg (AMT)
       3,000  Henderson, NV Hlthcare Fac Rev                             5.625                  07/01/24               3,255,660
              Catholic Hlthcare West Ser A
       1,000  Las Vegas, NV Loc Impt Bds Spl Impt                        6.000                  06/01/19               1,034,650
              Dist No 607
                                                                                                            ---------------------
                                                                                                                       8,988,360
                                                                                                            ---------------------

              NEW HAMPSHIRE    0.9%
       1,500  New Hampshire Higher Ed & Hlth                             6.750                  06/01/25               1,539,090
              Brewster Academy
       2,000  New Hampshire Higher Ed & Hlth Fac                         7.350                  01/01/18               2,059,840
              Auth Rev Havenwood-Heritage Heights
       2,000  New Hampshire Higher Ed & Hlth Fac                         7.450                  01/01/25               2,059,840
              Auth Rev Havenwood-Heritage Heights
       1,000  New Hampshire Hlth & Ed Auth Rev NH                        7.500                  01/01/31               1,113,600
              College Issue (Prerefunded @ 01/01/11)
       1,690  New Hampshire Hlth & Ed Fac Auth Rev                       6.875                  05/01/33               1,766,168
              Huntington At Nashua Ser A
       1,500  New Hampshire Hlth & Ed Fac Hlthcare                       5.500                  07/01/34               1,602,480
              Sys Covenant Hlth
       1,500  New Hampshire Hlth & Ed Fac Speare Mem                     5.875                  07/01/34               1,581,060
              Hosp
       1,000  New Hampshire St Business Fin Auth Rev                     6.875                  10/01/19               1,053,340
              Alice Peck Day Hlth Sys Ser A
                                                                                                            ---------------------
                                                                                                                      12,775,418
                                                                                                            ---------------------

              NEW JERSEY    6.9%
       2,240  Camden Cnty, NJ Impt Auth Lease Rev                        8.400                  04/01/24               2,128,493
              Dockside Refrig (Acquired 01/29/97,
              Cost $2,298,570) (a) (j)
       1,000  Middlesex Cnty, NJ Pollutn Ctl Pollutn                     6.050                  09/15/34               1,081,630
              Ctl Amerada Rfdg
       2,000  New Jersey Econ Dev Auth Cedar Crest                       7.000                  11/15/16               2,096,420
              Vlg Inc Fac Ser A
       2,500  New Jersey Econ Dev Auth Econ Dev Rev                      6.000                  07/01/18               2,661,650
              Utd Methodist Homes Ser A-1
       2,000  New Jersey Econ Dev Auth First Mtg                         5.700                  10/01/17               2,028,840
              Franciscan Oaks Proj
       1,000  New Jersey Econ Dev Auth Retirement                        8.000                  11/15/15               1,129,960
              Cmnty Rev Ser A
       1,000  New Jersey Econ Dev Auth Retirement                        8.125                  11/15/18               1,083,820
              Cmnty Rev Ser A
       1,440  New Jersey Econ Dev Auth Retirement                        8.125                  11/15/23               1,634,299
              Cmnty Rev Ser A
       1,000  New Jersey Econ Dev Auth Rev First Mtg                     8.500                  11/01/16               1,094,920
              Winchester Gardens Ser A (Prerefunded
              @ 11/01/06)
       1,500  New Jersey Econ Dev Auth Rev First Mtg                     8.625                  11/01/25               1,644,750
              Winchester Gardens Ser A (Prerefunded
              @ 11/01/06)
       1,440  New Jersey Econ Dev Auth Rev Kullman                       6.125                  06/01/18               1,326,211
              Assoc Proj Ser A (AMT)
       2,000  New Jersey Econ Dev Auth Rev Sr Living                     7.000                  06/01/39               1,686,920
              Fac Esplanade Bear (AMT)
       3,000  New Jersey Econ Dev Auth Rev Sr Mtg                        8.750                  05/15/26               3,215,580
              Arbor Glen Proj Ser A (Prerefunded @
              05/15/06)
         850  New Jersey Econ Dev Auth Spl Fac Rev                       6.625                  09/15/12                 812,668
              Contl Airl Inc Proj (AMT)




       3,100  New Jersey Econ Dev Auth Spl Fac Rev                       6.250                  09/15/19               2,801,997
              Contl Airl Inc Proj (AMT)
      14,075  New Jersey Econ Dev Auth Spl Fac Rev                       6.400                  09/15/23              12,523,372
              Contl Airl Inc Proj (AMT)
      16,500  New Jersey Econ Dev Auth Spl Fac Rev                       6.250                  09/15/29              14,391,795
              Contl Airl Inc Proj (AMT)
       1,500  New Jersey Econ Dev Auth Rev Sr Mtg                        6.000                  05/15/28               1,531,080
              Arbor A
       3,500  New Jersey Econ Dev Auth Utd Methodist                     5.750                  07/01/29               3,553,830
              Homes NJ Oblig
       3,225  New Jersey Hlthcare Fac Fin Auth Rev                       5.375                  07/01/33               3,392,958
              Cap Hlth Sys Oblig Grp Ser A (AMT)
         810  New Jersey Hlthcare Fac Fin Auth Rev                       7.250                  07/01/14                 855,806
              Raritan Bay Med Ctr Issue Rfdg
       3,000  New Jersey Hlthcare Fac Fingcare Inst                      8.000                  07/01/27               3,167,280
              Inc Cherry Hill Proj (AMT)
         900  New Jersey Hlthcare Fac Fing Auth Rev                      6.375                  07/01/25                 901,773
              Avalon at Hillsborough A (AMT)
         575  New Jersey Hlthcare Fac Fing Auth Rev                      6.625                  07/01/35                 577,818
              Avalon at Hillsborough A (AMT)
       1,030  New Jersey St Ed Fac Auth Rev Felician                     7.375                  11/01/22               1,043,328
              College of Lodi Ser D (Acquired
              11/07/97, Cost $1,030,000) (a)
       8,535  Tobacco Settlement Fin Corp NJ                             6.750                  06/01/39               9,590,438
       5,000  Tobacco Settlement Fin Corp NJ                             6.250                  06/01/43               5,333,650
       4,525  Tobacco Settlement Fin Corp NJ Asset                       5.750                  06/01/32               4,707,855
              Bkd
       5,000  Tobacco Settlement Fin Corp NJ Asset                       6.000                  06/01/37               5,241,550
              Bkd
       2,000  Tobacco Settlement Fin Corp NJ Asset                       6.125                  06/01/42               2,105,080
              Bkd
                                                                                                            ---------------------
                                                                                                                      95,345,771
                                                                                                            ---------------------

              NEW MEXICO    0.5%
       4,110  Albuquerque, NM Retirement Fac Rev La                      6.600                  12/15/28               4,200,913
              Vida Llena Proj Ser B Rfdg
       1,505  Cabezon Pub Impt Dist NM Spl Levg Rev                      6.000                  09/01/24               1,524,971
       1,020  New Mexico Hsg Auth Region III Sr                          6.850                  12/01/31               1,057,516
              Brentwood Gardens Apt Ser A (AMT)
         750  Ventana West Pub Impt Dist NM                              6.875                  08/01/33                 770,565
                                                                                                            ---------------------
                                                                                                                       7,553,965
                                                                                                            ---------------------

              NEW YORK    8.8%
         970  Bethlehem, NY Indl Dev Agy Sr Hsg Rev                      6.875                  06/01/39                 948,747
              Van Allen Proj Ser A
       1,000  Brookhaven, NY Indl Dev Agy Mem Hosp                       8.125                  11/15/20               1,083,010
              Med Ctr Inc Ser A
       1,400  Brookhaven, NY Indl Dev Agy Sr                             6.375                  12/01/37               1,403,080
              Residential Hsg Rev Woodcrest Estates
              Fac Ser A (AMT)
       3,460  Dutchess Cnty, NY Indl Dev Agy Saint                       7.500                  03/01/29               3,673,620
              Francis Hosp Ser A Rfdg
       8,250  Metropolitan Trans Auth NY Drivers Ser                     7.139                  05/15/11               9,234,638
              898 (Inverse Fltg) (Acquired 05/09/05,
              Cost $8,873,380) (FSA Insd) (a) (b)
       2,105  Monroe Cnty, NY Indl Dev Agy Woodland                      8.000                  11/15/15               2,270,958
              Vlg Proj
       3,000  New York City Indl Dev Agy JFK Intl                        8.500                  08/01/28               2,863,140
              Arpt Proj Ser B (AMT)
      17,275  New York City Indl Dev Agy Rev Liberty                     6.250                  03/01/15              18,264,858
              7 World Trade Ctr Ser A
      15,400  New York City Indl Dev Agy Rev Liberty                     6.500                  03/01/35              16,231,138
              7 World Trade Ctr Ser A
       7,000  New York City Muni Wtr Fin Auth Wtr &                      5.000                  06/15/36               7,495,390
              Swr Sys Rev Ser B (FSA Insd)


       5,000  New York City Muni Wtr Fin Drivers Ser                     7.411                  12/15/12               5,667,250
              786 (Inverse Fltg) (Acquired 03/15/05,
              Cost $5,308,509) (a) (b)
       4,800  New York City Ser A                                        7.000                  08/01/07               5,086,128
         200  New York City Ser A (Prerefunded @                         7.000                  08/01/07                 212,436
              08/01/06)
       5,000  New York City Transitional Drivers Ser                     7.421                  02/01/12               5,739,100
              386 (Inverse Fltg) (Acquired 02/02/04,
              Cost $5,406,301) (a) (b)
       3,000  New York St Dorm Auth Revs Mt Sinai                        5.500                  07/01/26               3,043,440
              NYU Hlth (g)
       1,360  New York St Dorm Auth Revs NY                              5.250                  07/01/24               1,461,388
              Methodist Hosp
       2,000  New York St Dorm Auth Revs NY                              5.250                  07/01/33               2,145,220
              Methodist Hosp
       2,500  New York St Energy Resh & Dev Auth Gas                     11.509                 04/01/20               3,013,800
              Fac Rev (Inverse Fltg) (b)
       5,000  New York St Ser M                                          5.000                  04/01/35               5,298,600
       6,000  Port Auth NY & NJ Rites PA 1927 A                          6.485                  10/01/20               6,246,720
              (AMT) (Inverse Fltg) (Acquired
              05/24/05, Cost $6,113,390) (FGIC) (a)
              (b)
       5,250  Port Auth NY & NJ Rites PA 1927 B                          6.485                  10/01/23               5,301,818
              (AMT) (Inverse Fltg) (Acquired
              05/24/05, Cost $5,189,573) (FGIC) (a)
              (b)
       1,960  Saratoga Cnty, NY Indl Dev Agy Sr Hsg                      6.875                  06/01/39               1,954,728
              Rev Highpointe at Malta Proj Ser A
       1,000  Suffolk Cnty, NY Gurwin Jewish Phase II                    6.700                  05/01/39               1,051,090
       1,000  Suffolk Cnty, NY Indl Dev Agy                              7.250                  11/01/28               1,085,550
              Continuing Care Retirement Cmnty Rev
         970  Suffolk Cnty, NY Indl Dev Agy Eastern                      7.750                  01/01/22               1,034,680
              Long Is Hosp Assoc Ser A
       1,400  Suffolk Cnty, NY Indl Dev Agy Indl Dev                     6.375                  12/01/17               1,283,982
              Rev Spellman High Voltage Fac Ser A
              (AMT)
       1,445  Suffolk Cnty, NY Indl Dev Agy Peconic                      8.000                  10/01/20               1,634,382
              Landing Ser A
       1,000  Syracuse, NY Indl Dev Agy Rev First                        7.375                  03/01/31               1,071,510
              Mtg Jewish Home Ser A
       2,700  Ulster Cnty, NY Indl Dev Agy Civic Fac                     6.450                  06/01/24               2,502,792
              Rev Benedictine Hosp Proj Ser A
       2,315  Utica, NY Indl Dev Agy Civic Utica                         6.750                  12/01/21               2,463,692
              College Civic Fac
       1,000  Westchester Cnty, NY Indl Dev Hebrew                       7.375                  07/01/30               1,075,390
              Hosp Sr Hsg Inc Ser A
                                                                                                            ---------------------
                                                                                                                     121,842,275
                                                                                                            ---------------------

              NORTH CAROLINA    1.2%
       2,000  North Carolina Med Care Commn First                        7.000                  10/01/17               2,211,040
              Mtg Utd Methodist Homes
       2,600  North Carolina Med Care Commn                              5.500                  10/01/35               2,672,072
              Retirement Fac Rev First Mtg Ser A 05
      10,000  North Carolina St Rites PA 1246                            7.077                  03/01/12              11,703,700
              (Inverse Fltg) (Acquired 03/16/04,
              Cost $11,658,213) (a) (b)
                                                                                                            ---------------------
                                                                                                                      16,586,812
                                                                                                            ---------------------

              NORTH DAKOTA    0.2%
       2,000  Grand Forks, ND Sr Hsg Rev Spl Term                        6.250                  12/01/34               2,004,300
              4000 Vly Square Proj
         945  Grand Forks, ND Sr Hsg Rev Spl Term                        6.375                  12/01/34                 950,179
              4000 Vly Square Proj
                                                                                                            ---------------------
                                                                                                                       2,954,479
                                                                                                            ---------------------

              OHIO    3.1%


       5,000  Athens Cnty, OH Hosp Fac Rev Impt                          7.125                  11/15/33               5,333,100
              O'Bleness Mem Ser A Rfdg
       3,000  Cleveland-Cuyahoga Cnty, OH Spl                            7.000                  12/01/18               3,236,250
              Assmt/Tax Increment
       1,000  Cuyahoga Cnty, OH Hlthcare Fac                             6.250                  05/15/32               1,004,340
              Franciscan Cnty OH Inc Proj Ser C
         623  Cuyahoga Cnty, OH Multi-Family Rev Hsg                     6.000/7.625            10/01/37                 420,332
              Pk Lane Apts Ser A1 Rfdg (h)
       1,081  Cuyahoga Cnty, OH Multi-Family Rev Hsg                     5.460                  10/01/37                       0
              Pk Lane Apts Ser A2 Rfdg (e) (k)
       5,000  Cuyahoga Cnty, OH Rev Ser A Rfdg                           6.000                  01/01/32               5,593,750
       1,760  Dayton, OH Spl Fac Rev Air Freight                         6.300                  04/01/22               1,638,525
              Cargo Day LLC Proj (AMT)
       7,510  Erie Cnty, OH Hosp Fac Rev Firelands                       5.625                  08/15/32               7,987,261
              Regl Med Ctr Ser A
       5,955  Franklin Cnty, OH Hlthcare Fac Rev &                       6.125                  12/15/28               5,792,488
              Impt Lutheran Sr City Proj Rfdg
       2,600  Franklin Cnty, OH Hlthcare Fac Rev                         5.125                  07/01/35               2,689,674
              Impt OH Presbyterian Svcs Ser A
       1,500  Lucas Cnty, OH Hlthcare & Impt Sunset                      6.500                  08/15/20               1,642,395
              Retirement Rfdg
         750  Lucas Cnty, OH Port Auth Rev Saint                         6.000                  05/15/24                 760,673
              Mary Woods Proj Ser A
       2,250  Lucas Cnty, OH Port Auth Rev Saint                         6.000                  05/15/34               2,260,170
              Mary Woods Proj Ser A
       2,875  Madison Cnty, OH Hosp Impt Rev Madison                     6.400                  08/01/28               3,165,519
              Cnty Hosp Proj Rfdg (Prerefunded @
              08/01/08)
       2,000  Ohio St Environmental Fac Rev Ford                         5.750                  04/01/35               1,924,100
              Motor Co Proj (AMT)
                                                                                                            ---------------------
                                                                                                                      43,448,577
                                                                                                            ---------------------

              OKLAHOMA    2.1%
       1,000  Citizen Potawatomi Nation, OK Ser A                        6.500                  09/01/16               1,055,770
         605  Langston, OK Econ Dev Langston Cmnty                       7.000                  08/01/10                 613,053
              Dev Corp Proj Ser A
         750  Langston, OK Econ Dev Langston Cmnty                       7.400                  08/01/17                 763,335
              Dev Corp Proj Ser A
       1,000  Langston, OK Econ Dev Langston Cmnty                       7.625                  08/01/20               1,021,790
              Dev Corp Proj Ser A
       1,000  Oklahoma Cnty, OK Fin Auth Epworth                         7.000                  04/01/25               1,019,270
              Villa Proj Ser A Rfdg
       2,000  Oklahoma Cnty, OK Fin Auth Rev Epworth                     6.000                  04/01/18               2,027,440
              Villa Proj Rfdg
       1,065  Oklahoma Dev Fin Auth Rev Hillcrest                        5.750                  08/15/12               1,178,252
              Hlthcare Sys Ser A Rfdg (Prerefunded @
              08/15/09)
       1,000  Oklahoma Dev Fin Auth Rev Hillcrest                        5.750                  08/15/15               1,106,340
              Hlthcare Sys Ser A Rfdg (Prerefunded @
              08/15/09)
       4,000  Oklahoma Dev Fin Auth Rev Hillcrest                        5.625                  08/15/19               4,406,160
              Hlthcare Sys Ser A Rfdg (Prerefunded @
              08/15/09) (d)
       3,250  Tulsa Cnty, OK Pub Fac Auth (AMBAC                         6.250                  11/01/22               3,701,978
              Insd)
       3,330  Tulsa, OK Muni Arpt Tr Rev Amern Airl                      6.250                  06/01/20               3,051,845
              Proj Rfdg
       8,855  Tulsa, OK Muni Arpt Tr Rev Ser A Rfdg                      7.750                  06/01/35               9,227,441
              (AMT)
                                                                                                            ---------------------
                                                                                                                      29,172,674
                                                                                                            ---------------------

              OREGON    0.9%
       2,000  Clackamas Cnty, OR Hosp Fac Willamette                     7.500                  11/01/29               2,144,320
              View Inc Proj Ser A
       2,145  Clatsop Care Ctr Hlth Dist OR Rev Sr                       6.875                  08/01/28               2,165,378
              Hsg



       2,500  Multnomah Cnty, OR Hosp Fac Auth Rev                       6.500                  12/01/29               2,556,300
              Terwilliger Plaza Proj Rfdg (Acquired
              05/21/04, Cost $2,442,200) (a)
       5,093  Oregon St Hlth Hsg Ed & Cultural Fac                       7.250                  06/01/28               5,144,494
              Auth (AMT)
         995  Oregon St Hlth Hsg Ed Auth Ore Baptist                     8.000                  11/15/26               1,035,885
              Retirement Homes Ser A
                                                                                                            ---------------------
                                                                                                                      13,046,377
                                                                                                            ---------------------

              PENNSYLVANIA    6.1%
       2,000  Allegheny Cnty, PA Hosp Dev Hlth Sys                       9.250                  11/15/15               2,420,560
              Ser B
       2,000  Allegheny Cnty, PA Hosp Dev Hlth Sys                       9.250                  11/15/22               2,417,080
              Ser B
       2,000  Allegheny Cnty, PA Hosp Dev Hlth Sys                       9.250                  11/15/30               2,407,740
              Ser B
       2,000  Allegheny Cnty, PA Hosp Dev OH Vly Gen                     5.125                  04/01/35               2,061,320
              Hosp Proj A
       2,000  Allegheny Cnty, PA Indl Dev Auth Lease                     6.625                  09/01/24               1,940,920
              Rev (AMT)
       1,500  Allegheny, PA Rev Auth Pittsburgh                          5.600                  07/01/23               1,581,045
              Mills Proj
       6,000  Beaver Cnty, PA Indl Dev Auth Pollutn                      7.750                  05/01/20               6,229,740
              Ctl Rev Collateral Toledo Edison Co
              Proj Ser A Rfdg
       1,000  Berks Cnty, PA Muni Auth Rev Phoebe                        7.700                  05/15/22               1,060,920
              Berks Vlg Inc Proj Rfdg (Prerefunded @
              05/15/06)
         550  Blair Cnty, PA Indl Dev Auth Vlg PA St                     6.900                  01/01/22                 585,871
              Proj Ser A
       1,000  Bucks Cnty, PA Indl Dev Auth Rev First                     6.200                  05/01/19               1,028,510
              Mtg Hlthcare Fac Chandler
       1,500  Chester Cnty, PA Hlth & Ed Fac Chester                     6.750                  07/01/31               1,627,980
              Cnty Hosp Ser A
       2,000  Cumberland Cnty, PA Indl Dev Auth Rev                      6.500                  11/01/28                 674,000
              First Mtg Woods Cedar Run Ser A Rfdg
              (j)
       3,000  Dauphin Cnty, PA Gen Auth Rev Office &                     6.000                  01/01/25               2,804,130
              Pkg Riverfront Office
       2,200  Indiana Cnty, PA Indl Dev Auth PSEG                        5.850                  06/01/27               2,324,300
              Pwr LLC Proj Rfdg (AMT)
       1,000  Lancaster Cnty, PA Hosp Auth Rev Hlth                      6.625                  04/01/28               1,005,550
              Ctr Saint Anne's Home
       1,200  Lehigh Cnty, PA Gen Purp Auth First                        7.625                  11/01/21               1,327,200
              Mtg Bible Fellowship Church
       3,000  Lehigh Cnty, PA Gen Purp Auth Rev Good                     5.500                  11/01/24               3,204,030
              Shepherd Group Ser A
       3,585  Lehigh Cnty, PA Gen Purp Auth Rev                          6.200                  11/01/14               3,537,284
              Kidspeace Oblig Grp
       5,500  Lehigh Cnty, PA Gen Purp Auth Rev                          6.000                  11/01/23               5,286,875
              Kidspeace Oblig Grp Rfdg
       1,000  Lehigh Cnty, PA Indl Dev Auth Hlth Fac                     6.100                  06/01/18                 953,580
              Rev Lifepath Inc Proj
         500  Montgomery Cnty, PA Indl Dev Auth Rev                      7.000                  12/01/10                 518,330
              First Mtg The Meadowood Corp Rfdg
              (Prerefunded @ 12/01/05)
       2,500  Montgomery Cnty, PA Indl Dev Auth Rev                      7.250                  12/01/15               2,594,225
              First Mtg The Meadowood Corp Rfdg
              (Prerefunded @ 12/01/05)
       6,000  Montgomery Cnty, PA Indl Dev Auth Rev                      7.400                  12/01/20               6,229,740
              First Mtg The Meadowood Corp Rfdg
              (Prerefunded @ 12/01/05)
       1,085  Montgomery Cnty, PA Indl Dev Auth Rev                      6.000                  02/01/21               1,151,500
              Mtg Whitemarsh Cont Care Proj
       4,500  Montgomery Cnty, PA Indl Dev Auth Rev                      6.250                  02/01/35               4,796,910
              Mtg Whitemarsh Cont Care Proj
       1,415  Northeastern PA Hosp & Ed Auth                             7.125                  10/01/29               1,460,110
              Hlthcare Rev



       1,500  Pennsylvania Econ Dev Fin Auth Reliant                     6.750                  12/01/36               1,620,945
              Energy Ser A (AMT)
       3,000  Pennsylvania Econ Dev Fin Auth Reliant                     6.750                  12/01/36               3,241,890
              Energy Seward Ser A (AMT)
       3,000  Pennsylvania Econ Dev Fin Auth Res                         7.050                  12/01/10               3,121,500
              Recovery Rev Colver Proj Ser D (AMT)
         980  Pennsylvania St Higher Ed Student Assn                     6.750                  09/01/32               1,037,702
              Inc Proj Ser A
       2,150  Philadelphia, PA Auth Indl Dev Rev                         7.750                  12/01/17               2,197,386
              Coml Dev Rfdg
       4,105  Philadelphia, PA Gas Wks Rev Drivers                       8.171                  07/01/11               4,943,159
              Ser 384 (Inverse Fltg) (Acquired
              01/20/04, Cost $4,842,024)
              (FSA Insd) (a) (b)
       2,140  Philadelphia, PA Hosp & Higher Ed Fac                      6.125                  01/01/13               2,155,964
              Auth Rev Centralized Comp Human Svcs
              Ser A
       1,500  Scranton Lackawanna, PA Hlth & Welfare                     7.250                  01/15/17               1,621,890
              Auth Rev Rfdg (Prerefunded @ 01/15/07)
       2,000  Scranton Lackawanna, PA Hlth & Welfare                     7.350                  01/15/22               2,165,400
              Auth Rev Rfdg (Prerefunded@ 01/15/07)
       1,500  Westmoreland Cnty, PA Indl Dev                             8.000                  11/15/23               1,657,035
              Hlthcare Fac Redstone Ser B
                                                                                                            ---------------------
                                                                                                                      84,992,321
                                                                                                            ---------------------

              RHODE ISLAND    0.4%
       1,825  Rhode Island St Econ Dev Corp Rev                          7.250                  07/01/20               1,813,156
              Oblig Providence Place
       1,000  Rhode Island St Hlth & Ed Hosp Fin Ser                     6.000                  09/15/33               1,026,980
              A
       3,000  Tobacco Settlement Fin Corp RI Asset                       6.000                  06/01/23               3,155,610
              Bkd Ser A
                                                                                                            ---------------------
                                                                                                                       5,995,746
                                                                                                            ---------------------

              SOUTH CAROLINA    1.5%
       1,570  South Carolina Jobs Econ Dev Auth Hosp                     6.250                  08/01/31               1,749,828
              Fac Rev Impt Palmetto Hlth Alliance
              Ser A Rfdg
       2,965  South Carolina Jobs Econ Dev Auth                          7.381                  08/01/12               3,611,844
              Student Hdg Rev Drivers Ser 650
              (Inverse Fltg) (Acquired 12/17/04,
              Cost $3,421,808) (MBIA Insd) (a) (b)
       1,000  South Carolina Jobs Econ Dev Episcopal                     6.000                  05/15/17               1,037,990
              Home Still Proj A
       2,000  South Carolina Jobs Econ Dev First Mtg                     7.750                  10/01/24               2,200,920
              Westley Commons Proj
       4,500  South Carolina Jobs Econ Dev First Mtg                     8.000                  10/01/31               4,980,735
              Westley Commons Proj
       3,000  Tobacco Settlement Rev Mgmt Auth SC                        6.375                  05/15/28               3,198,450
              Tob Settlement Rev Ser B
       3,165  Tobacco Settlement Rev Mgmt Auth SC                        6.375                  05/15/30               3,641,111
              Tob Settlement Rev Ser B
                                                                                                            ---------------------
                                                                                                                      20,420,878
                                                                                                            ---------------------

              SOUTH DAKOTA    0.6%
       1,010  Keystone, SD Econ Dev Rev Wtr Quality                      6.000                  12/15/18               1,018,524
              Mgmt Corp Ser A (AMT)
       5,465  Sioux Falls, SD Multi-Family Hsg Inn                       7.500                  12/01/34               5,665,893
              Westport Proj Ser A (Acquired
              01/26/04, Cost $5,592,868) (a)
       1,050  South Dakota St Hlth & Ed Fac Auth Rev                     5.250                  11/01/34               1,113,452
              Sioux Vly Hosp & Hlth Sys Ser A
                                                                                                            ---------------------
                                                                                                                       7,797,869
                                                                                                            ---------------------



              TENNESSEE    1.2%
       3,000  Elizabethton, TN Hlth & Ed Fac Brd Rev                     7.750                  07/01/29               3,800,310
              Rfdg (MBIA Insd)
       1,000  Johnson City, TN Hlth & Ed Fac Brd                         7.500                  07/01/33               1,197,780
              Hosp Rev First Mtg Mtn States Hlth Ser
              A Rfdg
       1,000  Johnson City, TN Hlth & Ed Fac Brd                         6.250                  02/15/32               1,019,930
              Retirement Fac Rev Appalachian
              Christian Vlg Proj Ser A
       1,000  Shelby Cnty, TN Hlth & Ed Germantown                       7.000                  12/01/23               1,049,120
              Vlg Ser A
       1,000  Shelby Cnty, TN Hlth & Ed Germantown                       7.250                  12/01/34               1,051,140
              Vlg Ser A
       5,320  Sullivan Cnty, TN Hlth Ed & Hsg Fac                        8.410                  11/01/19               5,481,834
              Brd Rev
       2,815  Trenton, TN Hlth & Ed Fac Brd Rev Inc                      10.000                 11/01/19               3,023,141
              Proj Ser A (Acquired 06/08/89, Cost
              $2,815,000) (a)
       1,160  Trenton, TN Hlth & Ed Fac Brd Rev Inc                      10.000                 11/01/20                 123,134
              Proj Ser B (Acquired 06/08/89, Cost
              $1,160,000) (a) (e) (f)
                                                                                                            ---------------------
                                                                                                                      16,746,389
                                                                                                            ---------------------

              TEXAS    7.3%
         560  Abia Dev Corp TX Arpt Fac Rev Austin                       6.250                  10/01/08                 562,050
              Belly Port Dev LLC Proj Ser A (AMT)
       3,000  Abia Dev Corp TX Arpt Fac Rev Austin                       6.500                  10/01/23               2,920,020
              Belly Port Dev LLC Proj Ser A (AMT)
       1,000  Atlanta, TX Hosp Auth Fac Rev                              6.700                  08/01/19               1,040,910
       2,035  Atlanta, TX Hosp Auth Fac Rev                              6.750                  08/01/29               2,080,543
       1,000  Austin-Bergstorm Landhost Enteprises                       6.750                  04/01/27                 469,990
              Inc TX Arpt Hotel Sr Ser A (j)
         990  Bexar Cnty, TX Hsg Fin Corp                                7.000                  01/01/39                 979,268
              Multi-Family Hsg Rev Woodland Ridge
              Apt Proj Ser A (AMT)
       2,000  Brazos Cnty, TX Hlth Fac Dev Oblig Grp                     5.375                  01/01/32               2,096,580
         735  Comal Cnty, TX Hlth Fac Dev Hlthcare                       6.250                  02/01/32                 797,446
              Sys McKenna Mem Proj Ser A
       1,825  Dallas Cnty, TX Flood Ctl Dist No 1                        *                      08/01/11               1,165,536
              Cap Apprec Rfdg (Acquired 08/28/89,
              Cost $1,062,379) (a)
       3,445  Dallas Cnty, TX Flood Ctl Dist No 1                        7.250                  04/01/32               3,583,971
              Rfdg
       2,970  Dallas, TX Wtrwks & Swr Sys Rev Rfdg                       5.750                  10/01/17               3,352,506
              (Prerefunded @ 10/01/10)
       2,500  Decatur, TX Hosp Auth Hosp Wise Regl                       7.000                  09/01/25               2,751,850
              Hlth Sys Ser A
       3,500  Decatur, TX Hosp Auth Hosp Wise Regl                       7.125                  09/01/34               3,832,080
              Hlth Sys Ser A
       6,400  Houston, TX Arpt Sys Rev Spl Fac Contl                     6.125                  07/15/17               5,608,576
              Airl Ser B (AMT)
       3,000  Houston, TX Arpt Sys Rev Spl Fac Contl                     5.700                  07/15/29               2,301,990
              Airl Ser C (AMT)
      10,000  Houston, TX Arpt Sys Rev Spl Fac Contl                     6.750                  07/01/21               9,378,400
              Airl Ser E (AMT)
       9,580  Houston, TX Arpt Sys Rev Spl Fac Contl                     6.750                  07/01/29               8,865,428
              Airl Ser E (AMT)
       1,750  Houston, TX Arpt Sys Rev Sub Lien Ser                      5.125                  07/01/32               1,824,358
              A (AMT) (FSA Insd)
       3,000  Houston, TX Hlth Fac Dev Corp                              7.125                  02/15/34               3,289,980
              Buckingham Sr Living Cmnty Ser A
       3,750  Lower CO River Auth TX Rev Ser A Rfdg                      8.793                  05/15/15               4,575,075
              (Inverse Fltg) (Acquired 10/20/99,
              Cost $3,784,875) (FSA Insd) (a) (b)



       8,880  Lower CO River Auth TX Rev Ser A Rfdg                      8.793                  05/15/14              10,778,810
              (Inverse Fltg) (Acquired 10/20/99,
              Cost $9,015,323) (FSA Insd) (a) (b)
       1,445  Lubbock, TX Hlth Fac Dev Corp Rev                          6.500                  07/01/19               1,219,103
              First Mtg Carillon Proj Ser A (j)
       2,270  Lufkin, TX Hlth Fac Dev Corp Hlth Sys                      5.700                  02/15/28               2,361,050
              Rev Mem Hlth Sys of East TX Rfdg
       2,265  Meadow Parc Dev Inc TX Multi-Family                        6.500                  12/01/30               2,053,109
              Rev Hsg Meadow Parc Apt Proj
       2,500  Metropolitan Hlth Fac Dev Corp TX                          7.250                  01/01/31               2,581,850
              Wilson N Jones Mem Hosp Proj
       2,820  Midlothian, TX Dev Auth Tax Increment                      6.700                  11/15/23               2,923,748
              Contract Rev
       2,000  Midlothian, TX Dev Auth Tax Increment                      7.875                  11/15/26               2,223,520
              Contract Rev
       1,500  Midlothian, TX Dev Auth Tax Increment                      6.200                  11/15/29               1,519,890
              Contract Rev (Acquired 12/02/04, Cost
              $1,500,000) (a)
       1,000  Richardson, TX Hosp Auth Rev Baylor &                      5.625                  12/01/28               1,038,840
              Richardson Impt Rfdg
         250  San Antonio, TX Hlth Fac Dev Corp Rev                      8.250                  12/01/19                 250,875
              Encore Nursing Ctr Part
       1,501  Texas Gen Svcs Comm Part Interests                         7.250                  08/01/11               1,509,817
       1,600  Texas St Dept Hsg & Cmnty Affairs Home                     6.900                  07/02/24               1,628,400
              Mtg Rev (AMT) (GNMA Collateralized)
          30  Texas St Higher Ed Coordinating Brd                        7.849                  10/01/25                  30,222
              College Student Ln Rev (AMT)
       1,675  Texas St Pub Fin Auth Sch Excellence                       7.000                  12/01/34               1,687,479
              Ed Proj Ser A (Acquired 12/02/04, Cost
              $1,654,253) (a)
       1,500  Texas St Student Hsg Corp MSU Proj                         6.500                  09/01/34               1,593,315
              Midwestern St Univ
       2,950  Tomball, TX Hosp Auth Rev Hosp Tomball                     6.000                  07/01/29               3,040,005
              Regl Hosp
         965  Wichita Cnty, TX Hlth Fac Rolling                          6.250                  01/01/28                 977,960
              Meadows Fac Ser A Rfdg
       2,500  Woodhill Pub Fac Corp TX Hsg-Woodhill                      7.500                  12/01/29               2,438,375
              Apt Proj
                                                                                                            ---------------------
                                                                                                                     101,332,925
                                                                                                            ---------------------

              UTAH    0.2%
       1,000  Hildale, UT Elec Rev Gas Turbine Elec                      7.800                  09/01/15                 235,000
              Fac Proj (e)
       1,165  Hildale, UT Elec Rev Gas Turbine Elec                      8.000                  09/01/20                 273,775
              Fac Proj (e)
       1,000  Hildale, UT Elec Rev Gas Turbine Elec                      7.800                  09/01/25                 235,000
              Fac Proj (e)
       2,395  Utah St Hsg Fin Agy Rev RHA Cmnty Svc                      6.875                  07/01/27               2,422,614
              Proj Ser A
          60  Utah St Hsg Fin Agy Single Family Mtg                      6.100                  07/01/13                  61,768
              Mezz A1 (AMBAC Insd)
                                                                                                            ---------------------
                                                                                                                       3,228,157
                                                                                                            ---------------------

              VERMONT    0.2%
       1,015  Vermont Ed & Hlth Bldg Fin Agy Rev                         6.250                  04/01/29                 721,990
              Hlthcare Fac Copley Manor Proj
       1,000  Vermont Ed & Hlth Bldg Fin Agy Rev VT                      6.000                  12/15/09               1,081,210
              Council Dev Mental Hlth Ser A
       1,000  Vermont Ed & Hlth Bldg Fin Bennington                      6.625                  10/01/29               1,043,770
              College Proj
                                                                                                            ---------------------
                                                                                                                       2,846,970
                                                                                                            ---------------------

              VIRGINIA    2.1%




       4,000  Albemarle Cnty, VA Indl Dev Auth Ed                        7.750                  07/15/32               4,459,080
              Fac Rev Covenant Sch Inc Ser A
         930  Greensville Cnty, VA Indl Dev Wheeling                     7.000                  04/01/14                 857,228
              Steel Proj Ser A (AMT)
       2,500  Henrico Cnty, VA Econ Dev Auth                             6.500                  06/01/22               2,673,250
              Residential Care Fac Rev Utd Methodist
              Ser A Rfdg
       6,000  Peninsula Port Auth VA Residential                         7.375                  12/01/32               6,640,620
              Care Fac Rev VA Baptist Homes Ser A
       4,000  Roanoke Cnty, VA Indl Dev Auth Glebe                       6.300                  07/01/35               4,130,240
              Inc Ser A
       3,000  Tobacco Settlement Fin Corp VA Asset                       5.500                  06/01/26               3,080,610
              Bkd
       5,000  Tobacco Settlement Fin Corp VA Asset                       5.625                  06/01/37               5,143,300
              Bkd
       1,700  Virginia Small Business Fin Auth Rev                       7.250                  11/01/24               1,718,802
              Indl Dev SIL Clean Wtr Proj (AMT)
                                                                                                            ---------------------
                                                                                                                      28,703,130
                                                                                                            ---------------------

              WASHINGTON    1.3%
       1,000  King Cnty, WA Pub Hosp Dist No 004                         7.250                  12/01/15               1,037,550
              Snoqualmie Vly Hosp
       1,000  Port Seattle, WA Spl Fac Rev Northwest                     7.125                  04/01/20                 954,730
              Airl Proj (AMT)
       2,000  Port Seattle, WA Spl Fac Rev Northwest                     7.250                  04/01/30               1,898,680
              Airl Proj (AMT)
       8,830  Tobacco Settlement Auth WA Asset Bkd                       6.625                  06/01/32               9,607,923
       5,000  Washington St Hlthcare Fac Overlake                        5.000                  07/01/38               5,132,650
              Hosp Med Ctr Ser B (ACA Insd)
                                                                                                            ---------------------
                                                                                                                      18,631,533
                                                                                                            ---------------------

              WISCONSIN    1.2%
         800  Baldwin, WI Hosp Rev Mtg Ser A                             6.125                  12/01/18                 803,240
       1,000  Baldwin, WI Hosp Rev Mtg Ser A                             6.375                  12/01/28               1,004,920
       1,745  Milwaukee, WI Rev Sr Air Cargo (AMT)                       6.500                  01/01/25               1,854,394
       2,000  Wisconsin St Hlth & Ed Fac Auth Rev                        5.600                  02/15/29               2,075,600
              Aurora Hlthcare Inc Ser A
       3,000  Wisconsin St Hlth & Ed Fac Auth Rev                        7.500                  07/01/26               3,088,830
              Milwaukee Catholic Home Inc Proj
       1,000  Wisconsin St Hlth & Ed Fac Auth Rev                        7.625                  08/15/30               1,047,870
              Oakwood Vlg Proj Ser A
       1,000  Wisconsin St Hlth & Ed Fac Divine                          7.500                  05/01/32               1,052,110
              Savior Hlthcare Ser C
       2,000  Wisconsin St Hlth & Ed Fac Fort                            6.100                  05/01/34               2,184,100
              Hlthcare Inc Proj
       1,500  Wisconsin St Hlth & Ed Fac Southwest                       6.125                  04/01/24               1,523,670
              Hlth Ctr Ser A
         750  Wisconsin Hlth & Ed Fac Eastcastle                         6.000                  12/01/24                 765,548
              Place Inc Proj
       1,500  Wisconsin St Hlth & Ed Fac Beaver Dam                      6.750                  08/15/34               1,589,925
              Cmnty Hosp Inc Ser A
                                                                                                            ---------------------
                                                                                                                      16,990,207
                                                                                                            ---------------------

              WYOMING    0.1%
       1,500  Teton Cnty, WY Hosp Dist Hosp Saint                        6.750                  12/01/27               1,551,855
              Johns Med Ctr
                                                                                                            ---------------------

              PUERTO RICO    0.5%
       2,465  Puerto Rico Port Auth Rev Spl Fac                          6.250                  06/01/26               1,956,840
              Amern Airl Ser A (AMT)
       5,000  Puerto Rico Pub Bldg Auth Rev Govt Fac                     5.250                  07/01/33               5,386,300
              Ser I
                                                                                                            ---------------------
                                                                                                                       7,343,140
                                                                                                            ---------------------
              U.S. VIRGIN ISLANDS    0.3%


       2,500  Northern Mariana Islands Ser A                             7.375                  06/01/30               2,724,725
       1,000  Virgin Islands Pub Fin Auth Resr                           5.875                  07/01/22               1,090,810
              Secd-Hovensa Refinery (AMT)
                                                                                                            ---------------------
                                                                                                                       3,815,535
                                                                                                            ---------------------



TOTAL LONG-TERM INVESTMENTS    99.3%
   (Cost $1,337,263,791)                                                                                           1,376,954,154

SHORT-TERM INVESTMENTS    0.5%
   (Cost $7,440,000)                                                                                                   7,440,000
                                                                                                             --------------------

TOTAL INVESTMENTS    99.8%
   (Cost $1,344,703,791)                                                                                           1,384,394,154

OTHER ASSETS IN EXCESS OF LIABILITIES    0.2%                                                                          3,058,107
                                                                                                             --------------------

NET ASSETS    100.0%                                                                                              $1,387,452,261
                                                                                                             --------------------


                  Percentages are calculated as a percentage of net assets.

*                 Zero coupon bond

(a) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 13.04% of net assets.

(b) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.


(c)               The Fund owns 100% of the bond issuance.

(d) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(e)               Non-income producing security.

(f) This borrower has filed for protection in federal bankruptcy court.

(g) Securities purchased on a when-issued or delayed delivery basis.

(h) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(i)               Payment-in-kind security.

(j)               Interest is accruing at less than the stated coupon.

(k) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.


ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
FGIC           - Financial Guaranty Insurance Co.
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.

                                                                                             UNREALIZED
                                                                                            APPRECIATION/
                                                                         CONTRACTS          DEPRECIATION
              SHORT CONTRACTS:
              U.S. Treasury Bonds Futures Sept 2005
              (Current Notional Value of $118,750
              per contract)                                                  1,841              ($4,770,895)
                                                                         ===============    =================

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Trust

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 23, 2005

By: /s/ Phillip G. Goff
   ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: August 23, 2005